As filed with Securities and Exchange Commission on April 28, 2006

                                    Registration No. 333-116386
                                                      811-09076


               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             FORM N-6

REGISTRATION STATEMENT 	UNDER THE SECURITIES ACT OF 1933

          Post-Effective Amendment No. 4               [ X ]

REGISTRATION STATEMENT 	UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 11              [ X ]

                      CARILLON LIFE ACCOUNT
                    (Exact Name of Registrant)

            THE UNION CENTRAL LIFE INSURANCE COMPANY
                        (Name of Depositor)

                        1876 Waycross Road
                          P.O. Box 40888
                     Cincinnati, Ohio  45240
      (Address of depositor's principal executive offices)
                           513-595-2200
      (Depositor's telephone number, including area code)

                         John F. Labmeier
            The Union Central Life Insurance Company
                        1876 Waycross Road
                     Cincinnati, Ohio  45240
                           513-595-2470
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[   ] Immediately upon filing pursuant to paragraph (b)
[ X ] on May 1, 2006 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [date] pursuant to paragraph (a)(1) of Rule 485
[   ] this post effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Excel Accumulator Variable
Universal Life Insurance

                             PART A

             INFORMATION REQUIRED IN A PROSPECTUS

                            PROSPECTUS

        Excel Accumulator Variable Universal Life Insurance


             THE UNION CENTRAL LIFE INSURANCE COMPANY

                        CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company called Excel Accumulator. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more variable account investment options in the variable account, to the guaranteed account, or to both. This Prospectus generally describes the variable account.

o We will deposit the net premiums you allocate to the variable account in subaccounts of the Carillon Life
   Account according to your instructions. We invest the assets of each subaccount in a corresponding portfolio of one of the following funds:


o AIM Variable Insurance Funds                o Oppenheimer Variable Account Funds
o The Alger American Fund                     o DWS Variable Series I
o American Century Variable Portfolios, Inc.  o Seligman Portfolios, Inc.
o Franklin Templeton Variable Insurance       o Summit Mutual Funds, Inc.
  Products Trust                              o The Universal Institutional Funds, Inc.
o MFS Variable Insurance Trust


To learn more about the portfolios, see their accompanying prospectuses.

AN INVESTMENT IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE POLICY INVOLVES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE YOUR PREMIUM PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE.  IT IS A CRIMINAL OFFENSE TO STATE
OTHERWISE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY PLACE WHERE IT WOULD BE ILLEGAL TO MAKE IT. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE IN THIS PROSPECTUS, THE PROSPECTUSES FOR THE PORTFOLIOS, OR RELATED STATEMENTS OF ADDITIONAL INFORMATION.

Please Read This Prospectus Carefully and Retain It for Future
Reference

         The Date of this Prospectus is May 1, 2006.

                      PROSPECTUS CONTENTS

SUMMARY OF POLICY BENEFITS AND RISKS. . . . . . . . . . . . . . 5
 Contract Benefits and Risks. . . . . . . . . . . . . . . . . . 5
 Portfolio Risks. . . . . . . . . . . . . . . . . . . . . . . . 7
 Fee Tables . . . . . . . . . . . . . . . . . . . . . . . . . . 7
GENERAL INFORMATION ABOUT UNION CENTRAL,
THE SEPARATE ACCOUNT AND THE PORTFOLIOS . . . . . . . . . . . .14
 The Union Central Life Insurance Company . . . . . . . . . . .14
 Carillon Life Account. . . . . . . . . . . . . . . . . . . . .14
 The Portfolios . . . . . . . . . . . . . . . . . . . . . . . .14
GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . . . . .17
 Minimum Guaranteed and Current Interest Rates. . . . . . . . .17
 Calculation of Guaranteed Account Value. . . . . . . . . . . .18
 Transfers from the Guaranteed Account. . . . . . . . . . . . .18
 Payment Deferral from the Guaranteed Account . . . . . . . . .18
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . .18
 Premium Expense Charge . . . . . . . . . . . . . . . . . . . .18
 Monthly Deduction. . . . . . . . . . . . . . . . . . . . . . .19
   Cost of Insurance Charge . . . . . . . . . . . . . . . . . .19
 Daily Mortality and Expense Risk Charge. . . . . . . . . . . .21
 Transfer Charge. . . . . . . . . . . . . . . . . . . . . . . .22
 Surrender Charge . . . . . . . . . . . . . . . . . . . . . . .22
   Sales Surrender Charge . . . . . . . . . . . . . . . . . . .22
   Administrative Surrender Charge. . . . . . . . . . . . . . .23
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . .23
 Income Tax Charge. . . . . . . . . . . . . . . . . . . . . . .23
 Special Arrangements . . . . . . . . . . . . . . . . . . . . .24
CONTRACT DESCRIPTION. . . . . . . . . . . . . . . . . . . . . .24
 Eligible Purchasers. . . . . . . . . . . . . . . . . . . . . .25
 Owner Rights . . . . . . . . . . . . . . . . . . . . . . . . .25
 Net Premium Allocations. . . . . . . . . . . . . . . . . . . .25
   Allocation Rules . . . . . . . . . . . . . . . . . . . . . .25
 Transfer Privilege . . . . . . . . . . . . . . . . . . . . . .26
   Minimum Amount of Transfers. . . . . . . . . . . . . . . . .26
   Timing of Transfers. . . . . . . . . . . . . . . . . . . . .26
   Limits on Transfers. . . . . . . . . . . . . . . . . . . . .26
   Charges for Transfers. . . . . . . . . . . . . . . . . . . .26
   Methods of Transfers . . . . . . . . . . . . . . . . . . . .26
   Conversion Right . . . . . . . . . . . . . . . . . . . . . .27
   Excessive Trading. . . . . . . . . . . . . . . . . . . . . .27
 Selecting and Changing the Beneficiary . . . . . . . . . . . .29
 Limits on Rights to Contest the Policy . . . . . . . . . . . .29
   Incontestability . . . . . . . . . . . . . . . . . . . . . .29
   Suicide Exclusion. . . . . . . . . . . . . . . . . . . . . .29
 Supplemental and/or Rider Benefits . . . . . . . . . . . . . .30
 Changes in the Policy or Benefits. . . . . . . . . . . . . . .31
 Participating. . . . . . . . . . . . . . . . . . . . . . . . .32
PURCHASING YOUR POLICY . . . . . . .. . . . . . . . . . . . . .32
 Applying for a Policy. . . . . . . . . . . . . . . . . . . . .32
 Free Look Right to Cancel the Policy . . . . . . . . . . . . .32
PREMIUMS. . . . . . . . . . . . . . . . . . . . . . . . . . . .33
   Planned Periodic Premiums. . . . . . . . . . . . . . . . . .33
   Minimum No Lapse Period. . . . . . . . . . . . . . . . . . .34
   Premium Payments Upon Increase in Specified Amount . . . . .34
   Grace Period . . . . . . . . . . . . . . . . . . . . . . . .34
 Crediting Net Premiums . . . . . . . . . . . . . . . . . . . .35
 Dollar Cost Averaging Plan . . . . . . . . . . . . . . . . . .35
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . . . . .35
 Earnings Sweep Plan. . . . . . . . . . . . . . . . . . . . . .36
POLICY VALUES . . . . . . . . . . . . . . . . . . . . . . . . .36
 Determining Account Value. . . . . . . . . . . . . . . . . . .36
   Subaccount Values. . . . . . . . . . . . . . . . . . . . . .36
   Determination of Unit Value. . . . . . . . . . . . . . . . .37
   Net Investment Factor. . . . . . . . . . . . . . . . . . . .37
   Guaranteed Account . . . . . . . . . . . . . . . . . . . . .38
   Loan Account . . . . . . . . . . . . . . . . . . . . . . . .38
 Cash Value . . . . . . . . . . . . . . . . . . . . . . . . . .38
 Cash Surrender Value . . . . . . . . . . . . . . . . . . . . .38
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT . . . . . . . . .38
 Amount of Death Benefit Proceeds . . . . . . . . . . . . . . .38
 Death Benefit Options. . . . . . . . . . . . . . . . . . . . .38
 Enhanced Death Benefit Option. . . . . . . . . . . . . . . . .39
 Use of Accounting Benefit Rider and Supplemental
     Coverage Rider . . . . . . . . . . . . . . . . . . . . . .40
   Accounting Benefit Rider . . . . . . . . . . . . . . . . . .40
   Supplemental Coverage Rider. . . . . . . . . . . . . . . . .40
   Paid-Up Life Insurance Benefit Endorsement . . . . . . . . .40
 Changes in Death Benefit Option. . . . . . . . . . . . . . . .41
 Changes in Specified Amount. . . . . . . . . . . . . . . . . .42
 When Proceeds Are Paid . . . . . . . . . . . . . . . . . . . .42
 Payment Options. . . . . . . . . . . . . . . . . . . . . . . .43
CASH BENEFITS . . . . . . . . . . . . . . . . . . . . . . . . .43
 Loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
   Interest . . . . . . . . . . . . . . . . . . . . . . . . . .43
   Policy Debt. . . . . . . . . . . . . . . . . . . . . . . . .43
   Loan Collateral. . . . . . . . . . . . . . . . . . . . . . .43
   Loan Repayment; Effect if Not Repaid . . . . . . . . . . . .44
   Effect of Policy Loan. . . . . . . . . . . . . . . . . . . .44
 Surrendering the Policy for Cash Surrender Value . . . . . . .45
 Partial Cash Surrenders. . . . . . . . . . . . . . . . . . . .45
LAPSE AND REINSTATEMENT . . . . . . . . . . . . . . . . . . . .45
 Lapse. . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
 Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . .46
TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . .46
 Introduction . . . . . . . . . . . . . . . . . . . . . . . . .46
 Tax Treatment of Policy Benefits . . . . . . . . . . . . . . .47
   Withholding. . . . . . . . . . . . . . . . . . . . . . . . .48
   Other Tax Considerations . . . . . . . . . . . . . . . . . .49
 Possible Charges for Union Central's Taxes . . . . . . . . . .50
DISTRIBUTION OF THE POLICIES. . . . . . . . . . . . . . . . . .50
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . .50
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . .50
APPENDIX A - GLOSSARY OF TERMS. . . . . . . . . . . . . . . . .51
APPENDIX B - ILLUSTRATIONS. . . . . . . . . . . . . . . . . . .52
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . . . . .65



             STATEMENT OF ADDITIONAL INFORMATION

                      TABLE OF CONTENTS

TABLE OF CONTENTS . . . . . . . . . . . . . . . . . . . . .1
  General Information and History . . . . . . . . . . . . .2
  Multiple Beneficiaries. . . . . . . . . . . . . . . . . .2
  Additional Information about Operation of
    Contracts and Carillon Life Account . . . . . . . . . .2
Reports to Policy Owners. . . . . . . . . . . . . . . . . .2
  Assignment. . . . . . . . . . . . . . . . . . . . . . . .3
  Distribution of the Policies. . . . . . . . . . . . . . .3
  Custody of Assets . . . . . . . . . . . . . . . . . . . .4
  Financial Statements. . . . . . . . . . . . . . . . . . .4

Appendix A (Guideline Premium and Cash Value
  Accumulation Test Factors). . . . . . . . . . . . . . .A-1
Appendix B (Enhanced Death Benefit Option Tables) . . . .B-1
Appendices C and D (Financial Statements of
  Carillon Life Account and of Union Central) . . . . . .C-1

            SUMMARY OF POLICY BENEFITS AND RISKS

PLEASE READ THIS SUMMARY. THERE ARE MORE DETAILED EXPLANATIONS OF THESE TOPICS IN THE SECTIONS IDENTIFIED IN THE TABLE OF CONTENTS ABOVE. UNLESS WE INDICATE OTHERWISE, IN DESCRIBING YOUR POLICY IN THIS PROSPECTUS, WE ASSUME THAT YOUR POLICY IS IN FORCE AND THAT YOU HAVE NO OUTSTANDING POLICY DEBT.

We designed your policy to be a long-term investment that provides insurance benefits. You should evaluate your policy based on your need for insurance, and your policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with this policy. If you already have life insurance, it might not be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Purchasing this policy is not appropriate if you are looking for a short-term investment, and a few of the policy's features might not be suitable for your situation. If you surrender the policy during its early years, you will pay substantial surrender charges.

Contract Benefits and Risks

Your policy offers you many benefits and presents you with certain risks.

Your policy offers you the benefits of:

   o insurance coverage on a person's life; proceeds under the policy can pass free of federal and state income tax at the death of the insured;

   o allocating your net premiums to various investment options that cover a broad spectrum of investment objectives and risk tolerances that may, if and when investment performance is positive, help you increase your account value at a faster rate than you could expect in a fixed life insurance product paying a fixed rate of interest on your net premium payments;

   o reallocating your account value through dollar-cost averaging, portfolio rebalancing, and our earnings sweep plans; these plans do not assure a profit nor protect against an investment loss;

   o choosing among various supplemental riders including a term insurance for other insured persons rider, no-lapse rider, and an accounting benefit rider ("term insurance rider" in New York and Massachusetts) and supplemental coverage rider that provide additional optional features (they are described on page 26);

   o our guarantee to keep your policy in force during the first three policy years as long as you meet the minimum no-lapse premium requirement;

   o obtaining current information about your policy and performing certain functions related to your policy through our Service Central Internet system (which is described on page 23);

   o receiving personalized illustrations in connection with the purchase of this policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse and the charges and deductions under the policy. They will also help you to compare this policy to other insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value;

   o selecting from three death benefit options available under your policy: a level death benefit ("Option A"), a death benefit that includes the account value ("Option B"), or a death benefit that guarantees return of premiums ("Option C"); and you can change your death benefit option as described on page 41;

   o after the first policy year, borrowing against your policy for up to 90% of your account value in the variable account and 100% of your account value in the guaranteed account, minus any applicable surrender charge and loan interest to the annual date; if you do, we will transfer an amount equal to the loan from the variable account and the guaranteed account to the loan account as collateral for the loan; we will charge interest on the loan and will credit interest on amounts in the loan account;

   o  taking a full or partial cash surrender of at least
      $100 from your policy at any time before the insured's death, subject to applicable fees and limits; and

   o deciding how we pay proceeds under the policy; we may pay cash surrender value or the death benefit proceeds as a lump sum or under one of our payment options.

Buying your policy also exposes you to the risk that:

   o you may want to take cash value out of your policy by taking a partial cash surrender or a loan from your policy during the early policy years when your cash surrender value is likely to be too low to permit you to do so;

   o  we do not guarantee any minimum cash surrender value;

   o if the value of your policy can no longer cover the policy's monthly charges and any loan interest due, your policy will be in default and a grace period will begin. There is a risk that if partial cash surrenders, loans, and charges reduce your account value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your policy will terminate (lapse) without value; all rights and benefits under your Policy, including your insurance coverage, will end. If your policy lapses while loans are outstanding, adverse tax consequences may result. After your policy terminates, you may reinstate your policy within five years subject to certain conditions;

   o if your policy lapses, you may find it difficult to replace the life insurance coverage for a similar cost when the insured is at an older age and possibly in poorer overall health;

   o loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds;

   o we believe that a policy issued on a standard basis should satisfy applicable federal tax law requirements to qualify as a life insurance policy. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a rate class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

   o depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial cash surrenders, as well as policy loans, will be taxable as ordinary income to the extent there is a gain in the policy. In addition, a 10% penalty tax may be imposed on the gain received from full and partial cash surrenders, and loans.
      You should consult a tax adviser for assistance in all tax matters involving your policy. There is a further discussion of the tax consequences of your life insurance policy being treated as a modified endowment contract in the Tax Considerations section on page 42.

   o we may not have adequate claims-paying ability to the extent amounts are payable from our guaranteed account at the time the insured person dies or you surrender your policy; and

   o our general liabilities and general account investment performance may hinder our ability to pay an interest rate in excess of the guaranteed interest rate for the guaranteed account.

Portfolio Risks

Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. You should read the prospectuses for the portfolios carefully before making any decision about the allocation of your net premiums.

Fee Tables

The following tables describe the fees and expenses that you may pay when buying and owning the policy. If the amount of the charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of an insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.
The first table describes the fees and expenses that you will pay when buying the policy, paying premiums, making partial cash surrenders from the policy, surrendering the policy, transferring account value among the subaccounts and the guaranteed account, or taking a loan.


                      TRANSACTION FEES

                      When Charge          Guaranteed Maximum          Current Amount
Charge<1>             is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Sales Charge          when premiums        4% of premium paid          2% for all
Imposed on            are paid             during first 10             policy years
Premiums (Load)                            policy years; 2%
                                           premium paid
                                           thereafter

-------------------------------------------------------------------------------------------
Premium Tax          when premiums         2.5% of premium paid        2.0% of premium paid
Charge               are paid

-------------------------------------------------------------------------------------------
Sales Surrender      at time of surrender  26.0% of premiums paid      same as guaranteed
Charge (Load)(2)(3)  or lapse until end    up to sales surrender       maximum amount
                     of 10th policy year   premium shown in policy
                                           during the first five
                                           policy years)

-------------------------------------------------------------------------------------------
Minimum and Maximum  at time of surrender  $0.50 to $7.50 per $1000    same as guaranteed
Administrative       or lapse during the   of base specified amount    maximum amount
Surrender            first 10 policy       (during the first five
Charge(2)(4)         years and 10 years    policy years)
                     following an
                     increase in
                     specified amount

-------------------------------------------------------------------------------------------
Administrative       at time of surrender  $3.50 per $1000 of base     same as guaranteed
Surrender Charge     or lapse during the   specified amount (during    maximum amount
for a 36-year        first 10 policy       the first five policy
old male             years and 10 years    years)
insured(2)           following an
                     increase in
                     specified amount

-------------------------------------------------------------------------------------------
Transfer Fees        when transfers are    $15 per transfer            $10 per transfer
                     made                                              after the first
                                                                       12 per policy year;
                                                                       the first 12 per
                                                                       policy year are free

-------------------------------------------------------------------------------------------
Loan Interest        at the end of each    1.50% annually of amount    1.50% annually of
Spread(5)            policy year, or upon  in the loan account         amount in the loan
                     death, policy lapse,  during the first ten        account during the
                     or surrender, if      policy years;               first ten policy
                     earlier               .50% thereafter             years; 0% thereafter

-------------------------------------------------------------------------------------------

(1) We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

(2) The surrender charge has two components: a sales surrender charge and an administrative surrender charge. The sales surrender premium on which the sales surrender charge is based varies based on issue age, gender, specified amount, and rate class applicable to the insured. Your maximum sales surrender premium is stated in your policy. The administrative surrender charge component varies based on issue age (or age at the time of an increase in specified amount) and the policy year in which the charge is imposed. The surrender charges shown may not be typical of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902.

(3) The sales surrender charge declines after the fifth policy year based on the policy year to zero after the 10th policy year.
 The minimum sales surrender premium is $0.65 per $1000 of specified amount for a female, 1-year-old, tobacco insured; the maximum sales surrender premium is $32.00 per $1000 of specified amount for a male, 75-year-old, tobacco insured.

(4) The maximum charge occurs during policy years 1 through 5 and is based on the following characteristics: for issue ages 0 to 9, $0.50 per $1000; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The rates apply during the first five policy years and then decline monthly to zero at the end of the 10th policy year.

(5) The loan interest spread is the difference between the amount of interest we charge you for a loan (currently 4.50%, during the first ten policy years and 3.00% thereafter compounded annually) and the amount of interest we credit to the amount in your loan account (currently 3.00%).

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, not including portfolio fees and expenses.


   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

                      When Charge          Guaranteed Maximum          Current Amount
Charge                is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Cost of Insurance    On the policy date,   $.06 per $1000 of risk      $.06 per $1000 of
(6)(7)               and each monthly      amount to $83.33 per        risk amount to
                     date thereafter       $1000 of risk amount        $35.91 per $1000
                                                                       of risk amount

-------------------------------------------------------------------------------------------
Cost of Insurance    On the policy date,   $.15 per $1000 in           $.13 per $1000 of
for the following    and each monthly      risk amount                 risk amount
insured: (6)         date thereafter

male, 36-year-old
standard non-
tobacco, $300,000
specified amount,
Death Benefit
Option A, first
year of policy

-------------------------------------------------------------------------------------------
Monthly              On the policy date    $25.00 during the           $7.00 for policies
Administrative       and each monthly      first policy year;          with specified
Charge               date thereafter       $10.00 thereafter           amount of less than
                                                                       $250,000; $5.00 for
                                                                       policies with
                                                                       specified amount
                                                                       $250,000 and over

-------------------------------------------------------------------------------------------
Mortality and        On the policy date    .75% of account value       same as guaranteed
Expense Risk Fees    and each day          on an annual basis in the
                     thereafter            separate account first 10
                                           policy years; .25% of
                                           account value on an annual
                                           basis in the separate
                                           account thereafter

-------------------------------------------------------------------------------------------

(6) The cost of insurance rate varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount and policy year. The cost of insurance charge is calculated based on the risk amount. The current cost of insurance charges may be less than those shown above. Generally, current cost of insurance charges are lower for policies with a specified amount of $250,000 or more. If you elect either or both the Accounting Benefit Rider ("ABR") ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider ("SCR") to supplement your insurance coverage under the policy, your cost of insurance charge will be affected. (See the rider charges table below, where the rates for cost of insurance of each rider is disclosed, and also "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page 36.). During the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base policy. The SCR will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. If you elect to use the ABR, there is a specified amount charge per thousand of ABR specified amount that varies by gender, rate class, issue age, policy year and death benefit option. There are no monthly charges for the SCR, other than a cost of insurance charge. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the cost of insurance that applies to you. You may obtain more information about your cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(7) The minimum charge is based on an insured with the following characteristics: issue age 10, female, non-tobacco; the maximum charge is based on an insured with the following characteristics:
 attained age 99, male, tobacco.

Optional Rider Charges         When Charge is Deducted          Guaranteed Maximum
                                                                Amount Deducted
Minimum and Maximum Term       On the rider issue date and      $.06 to $83.33 per
Rider for Other Insured        each monthly date thereafter     $1000 of rider
Persons(7)(8)                                                   coverage

----------------------------------------------------------------------------------
Term Rider for Other           On the rider issue dateand       $.13 per $1000 of
Insured Persons charges        each monthly date thereafter     rider coverage
for the following
insured:(8)
an "other insured person"
who is female, age 36,
standard non tobacco,
$300,000 specified amount
of rider coverage

----------------------------------------------------------------------------------
Accounting Benefit             On the policy issue date and
Rider ("Term Insurance         each monthly date thereafter
Rider" in Massachusetts
and New York)(9)

o Minimum and Maximum Cost                                      $.06 to $83.33 per
  of Insurance Charge (7)                                       $1000 of ABR risk
                                                                amount
o Minimum and Maximum                                           $0.00 to $1.54 per
  Specified Amount Charge(10)                                   $1000 of ABR
                                                                specified amount

----------------------------------------------------------------------------------
Accounting Benefit Rider       On the policy issue date and
("Term Insurance Rider         each monthly date thereafter
in Massachusetts and New
York) charges for the
following insured:(9)

a male,  36-year old
standard non-tobacco

o Cost of Insurance Charge                                      $.15 per $1000 of
                                                                ABR risk amount
o Specified Amount Charge                                       $.07 per $1000 of
                                                                ABR specified
                                                                amount

----------------------------------------------------------------------------------
Minimum and Maximum            On the rider issue date and      $.06 to $.19 per
Charges for Guaranteed         each monthly date thereafter     $1000 of rider
Insurability Option                                             coverage
Rider(11)

----------------------------------------------------------------------------------
Guaranteed Insurability        On the rider issue date and      $.19 per $1000 of
Option Rider charges for the   each monthly date thereafter     rider coverage
following insured:(11)

a male, 36 year old

----------------------------------------------------------------------------------
Minimum and Maximum Cost of    On the rider issue date and      $.06 to $83.33 per
Insurance Charge for           each monthly date thereafter     $1000 of SCR risk
Supplemental Coverage Rider                                     amount
(7)(13)

----------------------------------------------------------------------------------
Cost of Insurance Charge for   On the rider issue date and      $.16 per $1000 of
Supplemental Coverage Rider    each monthly date thereafter     SCR risk amount
for the following insured:(13)

a male, 36 year old standard
non-tobacco, $300,000
specified amount, Death
Benefit Option A

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $.02 per $1000 to
for Accidental Death           each monthly date thereafter     $.13 per $1000 of
Benefit Rider(14)(15)                                           rider coverage

----------------------------------------------------------------------------------
Accidental Death Benefit       On the rider issue date and      $.07 per $1000 of
Rider charges for the          each monthly date thereafter     rider coverage
following insured:(14)

a male, 36 year old

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $1.64 to $17.28
for Total Disability Benefit   each monthly date thereafter     per $100 of
Rider--Waiver of Monthly                                        monthly deduction
Deduction (16)(17)                                              waived

----------------------------------------------------------------------------------

Total Disability Benefit       On the rider issue date and      $2.34 per $100 of
Rider--Waiver of Monthly       each monthly date thereafter     monthly deduction
Deduction for the following                                     waived
insured:(16)

a male, 36 year old standard
non-tobacco

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $.84 to $8.64 per
for Total Disability Benefit   each monthly date thereafter     $100 of monthly
Rider--Policy Continuation                                      benefit
to Maturity Date Not
Guaranteed(17)(18)

----------------------------------------------------------------------------------
Total Disability Benefit       On the rider issue date and      $1.17 per $100 of
Rider--Policy Continuation     each monthly date thereafter     monthly benefit
to Maturity Date Not
Guaranteed for the
following insured:(18)

a male, 36 year old standard
non-tobacco

----------------------------------------------------------------------------------
Children's Insurance Rider     On the issue date and each       $.48 per $1000 of
                               monthly date thereafter          rider coverage

----------------------------------------------------------------------------------
Enhanced Death Benefit                                          No charge for
Option                                                          electing the
                                                                enhanced death
                                                                benefit, but your
                                                                cost of insurance
                                                                may increase if
                                                                you elect it

----------------------------------------------------------------------------------
No Lapse Rider                                                  No charge

----------------------------------------------------------------------------------
Insurance Exchange Rider(19)                                    No charge

----------------------------------------------------------------------------------
Accelerated Benefit Rider                                       No charge for the
                                                                rider; a 0.5%
                                                                administrative fee
                                                                on the amount
                                                                advanced(20)

----------------------------------------------------------------------------------
Scheduled Increase Option                                       No charge
Rider for the Insured

----------------------------------------------------------------------------------
Paid-Up Life Insurance         When Benefit Elected             3.5% of account
Benefit Endorsement                                             value

----------------------------------------------------------------------------------


(8) The term rider for other insured persons varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, risk amount, and duration. The term rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the term rider for other insured persons charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(9) The cost of insurance component of the accounting benefit rider ("Term Insurance Rider" in Massachusetts and New York) varies based on the insured's issue age (or age at increase of ABR specified amount), gender, rate class, risk amount and duration. The specified amount cost component of the accounting benefit rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount allocated to the accounting benefit rider, and duration. The accounting benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accounting benefit rider for other insured persons charge that applies to you. You may obtain more information about your accounting benefit rider charge from your agent or by contacting us at 1-800-319-6902.

(10) The minimum ABR specified amount charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 75, male, tobacco.

(11) The guaranteed insurability option rider varies based on the insured's issue age. The guaranteed insurability option rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the guaranteed insurability option rider charge that applies to you. You may obtain more information about your guaranteed insurability option rider charge from your agent or by contacting us at 1-800-319-6902.

(12) The minimum charge is based on an insured with the following characteristics: issue age 0; the maximum charge is based on an insured with the following characteristics: issue age 37.

(13) The cost of insurance charge for the Supplemental Coverage rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, SCR risk amount and duration. The SCR cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the SCR cost of insurance that applies to you. You may obtain more information about your SCR cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(14) The accidental death benefit rider varies based on insured's issue age, gender, and duration. The accidental death benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accidental death rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(15) The minimum charge is based on an insured with the following characteristics: issue age 2, female; the maximum charge is based on an insured with the following characteristics: issue age 69, male.

(16) The total disability benefit rider - waiver of monthly deduction rider varies based on the amount of your policy's monthly deduction. The total disability benefit rider - waiver of monthly deduction charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - waiver of monthly characteristics charge that applies to your Policy. You may obtain more information about your total disability benefit rider - waiver of monthly deduction charge from your agent or by contacting us at 1-800-319-6902.

(17) The minimum charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 59, male, tobacco.

(18) The total disability benefit rider - policy continuation to maturity date not guaranteed rider varies based on the monthly disability benefit you select at the time you add the rider to your policy. The total disability benefit rider - policy continuation to maturity date not guaranteed rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - policy continuation to maturity date not guaranteed charge that applies to you. You may obtain more information about your total disability benefit rider - policy continuation to maturity date not guaranteed rider charge from your agent or by contacting us at 1-800-319-6902.

(19) While there is no charge to add this rider, an insurance exchange could result in a cost or credit to the owner, depending both on whether the substitute insured has higher or lower costs of insurance, due to age, gender, and rate class, than the original insured, and on which policy type the owner selects.

(20) While there is no charge to add this rider, if you request an accelerated benefit, the advance and any premiums we pay on your behalf after you get the advance will be subject to loan interest. We do not currently charge the 0.5% administrative fee.

*                  *                  *

This table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own your policy. The fees and expenses are for the fiscal year ended December 31, 2005, and are shown. Expenses of the portfolios may be higher in the future. More detail about each portfolio's fees and expenses is contained in the portfolio's prospectus.


              ANNUAL PORTFOLIO OPERATING EXPENSES

                                    Lowest     Highest
Total Annual Operating Expenses      0.49%      1.35%

Expenses that are deducted from portfolio company assets including management fees, distribution and/or service 12b-1 fees and other expenses. Class 12b-1 shares of certain funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and ..25% of subaccount assets for providing various shareholder support services. For further information concerning compensation paid for the sale of the Policies, see "Distribution of the Policies" on page 46.

The portfolio expenses used to prepare this table were provided to Union Central by the funds. Union Central has not independently verified such information.


             GENERAL INFORMATION ABOUT UNION CENTRAL,

             THE SEPARATE ACCOUNT AND THE PORTFOLIOS


The Union Central Life Insurance Company

Union Central issues the policies. We are a stock life insurance company organized under the laws of the State of Ohio in 1867. We primarily sell life and disability insurance and annuities and we are currently licensed to do business in all states and the District of Columbia. The policy is available in all states, subject to certain state variations.

On January 1, 2006, The Union Central Life Insurance Company, an Ohio mutual life insurance company, converted to an Ohio stock life insurance subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company.

Carillon Life Account

We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995. It supports your policy and may be used to support other variable life insurance policies, and for other purposes permitted by law. We own the assets in the separate account. The separate account is divided into subaccounts which invest in shares of the portfolios. Income, gains and losses of the separate account reflect the separate account's investment experience and not the investment experience of our other assets. The assets of the separate account may not be charged with liabilities of Union Central other than those arising from the variable life policies. We are obligated to pay all benefits provided under your policy.

The Portfolios

Subaccounts of the separate account currently invest in thirty-one designated portfolios of ten funds, as shown in the chart below.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each portfolio is registered with the SEC under the Investment Company Act of 1940 (the"1940 Act") as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates independently and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. The investment objective of each portfolio is stated in the portfolio prospectus.

                 CARILLON LIFE ACCOUNT PORTFOLIOS


PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER

AIM V.I. Basic Balanced          balanced (equities      A I M Advisors, Inc.
Fund, Series I                   and bonds)
(On July 1, 2005, AIM V.I.
Balanced Fund changed its
name to AIM V.I. Basic
Balanced Fund

AIM V.I. Basic Value Fund,       large cap growth        A I M Advisors, Inc.
Series I

AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            midcap growth           Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century VP Income       large cap value         American Century Investment
& Growth Fund, Class I                                   Management, Inc.

American Century VP              international           American Century Investment
International Fund, Class I      (large cap growth)      Management, Inc.

American Century VP Value        multi-cap value         American Century
Fund, Class I                                            Investment Management, Inc.

FTVIPT Templeton Foreign         international           Templeton Investment Counsel, LLC
Securities Fund, Class 2         (large cap value)

FTVIPT Templeton Growth          global (large cap       Templeton Global Advisors
Securities Fund, Class 2         value)                  Limited

MFS VIT High Income Series       high yield              Massachusetts Financial
Initial Class                    (junk) bonds            Services Company

MFS VIT New Discovery Series     small cap growth        Massachusetts Financial
Initial Class                                            Services Company

MFS VIT Total Return Series      balanced                Massachusetts Financial
Initial Class                     (equities and bonds)    Services Company

Oppenheimer Capital              large cap growth        OppenheimerFunds, Inc.
Appreciation Fund/VA
Non-service Shares

Oppenheimer Global               global                  OppenheimerFunds, Inc.
Securities Fund/VA               (large cap growth)
Non-service Shares

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street Fund/VA
Non-service Shares

DWS Capital Growth VIP           large cap growth        Deutsche Investment
Portfolio Class A                                        Management Americas Inc.
(formerly known as Scudder
VSI Capital Growth
Portfolio, Class A)

Money Market VIP Portfolio       money market            Deutsche Investment
(formerly known as Scudder                               Management Americas Inc.
VSI Money Market Portfolio

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio            communications,         Incorporated
(Class 2)                        information and
                                 related industries
                                 (mid cap growth)

Seligman Smaller-Cap Value       small cap value         J. & W. Seligman & Co.
Portfolio (Class 2)                                      Incorporated

Summit Balanced                  balanced                Summit Investment Partners, Inc.
Index Portfolio                  (equities and bonds)

Summit Bond Portfolio            bond                    Summit Investment Partners, Inc.

Summit EAFE Internationsl        index: MSCI EAFE        Summit Investment Partners, Inc.
Index Portfolio                  (international)

Summit Lehman Aggregate          index: Lehman           Summit Investment Partners, Inc.
Bond Index Portfolio             Aggregate Bond (bond)

Summit Nasdaq-100 Index          index: Nasdaq-100       Summit Investment Partners, Inc.
Portfolio                        (large cap growth)

Summit Russell 2000              index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit S&P MidCap 400            index: S&P MidCap       Summit Investment Partners, Inc.
Index Portfolio                  400 Index
                                 (mid cap core)

Summit S&P 500 Index             index: S&P 500          Summit Investment Partners, Inc.
Portfolio                        (large cap core)

Summit Zenith Portfolio          large cap value         Summit Investment Partners, Inc.

UIF Core Plus Fixed              bond                    Morgan Stanley
Income Portfolio, Class I                                Investment Management Inc.
                                                         (doing business in this
                                                         instance as Van Kampen)

UIF U.S. Real Estate             sector                  Morgan Stanley
Portfolio, Class I               concentration: REIT     Investment Management Inc.
                                                         (doing business in this
                                                         instance as Van Kampen)


THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. In addition, you should know that during extended periods of low interest rates, the yields of the Money Market VIP may also become extremely low and possibly negative.

Distinctions Between the Portfolios and Other Funds from the Same Investment Adviser. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. These other funds may be sold to the public and may have their performance results reported in the financial press. The investment results of the portfolios, however, are not likely to be reported in the financial press because they are used exclusively for the investment of money from variable insurance products like your policy. The portfolios may have higher or lower investment results than the other publicly reported funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Addition, Deletion or Substitution of Investments. We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different investment objectives, fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. We will not substitute any shares attributable to your policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We may close subaccounts to allocations of premium payments or account value, or both, at any time, in our sole discretion.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective.
Subject to applicable law and any required SEC approval, we may in our sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing policy owners on a basis we will determine.

If any of these substitutions or changes are made, we may by appropriate endorsement change the policy to reflect the substitution or other change. If we deem it to be in the policy owners' best interests, and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. We reserve the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Please note that all of the portfolios described in the portfolio prospectuses may not be available under your policy. Moreover, we cannot guarantee that each portfolio will always be available for your policy, but in the unlikely event that a fund is not available, we will take reasonable steps to secure the availability of a comparable portfolio. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Voting Shares in the Portfolios. Because we are the legal owner of shares held by the subaccounts, we have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from policy owners with account value in the portfolios (this is sometimes called "pass through voting"). Should the applicable federal securities laws, regulations or interpretations thereof change, we may be permitted to vote shares of the portfolios in our own right, and if so, we may elect to do so.

To obtain your voting instructions, before a meeting we will send you voting instruction material, a voting instruction form and any other related material. We determine the number of shares in each subaccount for which you may give voting instructions by dividing the portion of your account value in the portfolio by the net asset value of one share of the applicable portfolio. Fractional votes will be counted. The number of votes for which you may give instructions will be determined as of the date established by the manager of the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio. If we do not receive timely instructions for shares held by a subaccount, we will vote them in the same proportion as those shares for which we did receive instructions.

We may, if required by state insurance officials, disregard your voting instructions if they would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard your voting instructions, you will be advised of that action and of the reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                    GUARANTEED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE GUARANTEED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE GUARANTEED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT. THE DISCLOSURE REGARDING THE GUARANTEED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

You may allocate some or all of your net premiums and transfer some or all of the account value in the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 3%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

We guarantee that the guaranteed account will accumulate at a minimum effective annual interest rate of 3%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subaccounts, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per year.

Calculation of Guaranteed Account Value

The guaranteed account at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account

You may not transfer more than 20% of your guaranteed account value, as calculated on the annual date immediately preceding the date of the transfer, from the guaranteed account to the subaccounts, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account

We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts designated to pay premiums on other policies in force with us.

                  CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under your policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits under your policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. We may profit from policy charges.

Premium Expense Charge

We deduct a sales charge equal to 2% of premiums paid from each premium payment. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. We use this sales charge to partially reimburse us for some of the expenses incurred in the distribution of the policies.

We also deduct a 2% charge for state and local premium taxes and expenses from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses us for premium taxes we pay to various states and related administrative costs. The premium tax rates we pay range from 0.75% to 3.50%. The state in which your policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges in the year in which the premium is paid. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please consider the tax treatment of heavily-funded life insurance policies, which is explained at "Tax Considerations", page 42.

Monthly Deduction

On each monthly anniversary of your policy date, we will deduct from your account value the monthly deductions due, commencing as of the policy date. The monthly deduction consists of:

   (1) cost of insurance charges ("cost of insurance charge"),

   (2) the monthly administrative charge (the "administrative charge"), and

   (3) any charges for supplemental and/or rider benefits
       ("supplemental and/or rider benefit charges"), as described below.

We deduct the monthly deduction on a pro rata basis from the variable account and from the guaranteed account, based on the percentages of your account value in each investment option, unless you choose to have the monthly deduction taken only from certain subaccounts by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides you the option of choosing from which investment options the monthly deductions will be taken. If the investment options you choose do not have sufficient funds, the monthly deduction is made pro rata. You can add this endorsement at any time at no cost, and you can change which investment options receive the deductions upon written notice to us.

Cost of Insurance Charge.
This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and varies from policy to policy and from monthly date to monthly date. For any policy, we calculate the cost of insurance on a monthly date by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

Risk amount = (death benefit / (1 + the monthly guaranteed interest rate applicable to the guaranteed account)) - account value

As shown in the equation above, the risk amount for a monthly date is the difference between the death benefit (see page 35) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate equal to the guaranteed interest rate for the guaranteed account) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). For Death Benefit Options A and C, the portion of your account value you allocate to a variable investment option will have an effect on the risk amount, reducing it when the underlying investments are performing well and increasing it when the underlying investments are performing poorly. You may elect either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) ("ABR") and the Supplemental Coverage Rider to supplement your insurance coverage under the policy. Election of either or both riders will affect the monthly cost of insurance charge under the policy.
(See the expense table on page 8 and "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page 36.) If you allocate a portion of your specified amount to the riders, as is shown in the illustrations starting on page 48, during the early years of the policy, the Accounting Benefits Rider will provide lower current cost of insurance rates than available under the base policy. This is primarily because surrender charges are not attributable to the ABR portion of your specified amount. The Supplemental Coverage Rider will provide lower current cost of insurance rates in all policy years because these charges are designed to provide term insurance coverage for any gap between your total death benefit and the combined amount of your base death benefit and your ABR death benefit. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. Whether or not you allocate a portion of your specified amount to either or both riders, your death benefit is based on the total specified amount you choose.

The current cost of insurance rate for a policy is based on the age at issue, gender and rate class of the insured and on the policy year, and therefore varies from time to time. Generally, cost of insurance charges are lower over time for a person who buys a policy at a younger age than for someone who buys a policy at an older age. Also, generally, cost of insurance charges go up over the life of the policy. Different current cost of insurance rates apply to policies with a face amount under $250,000 than to policies with a face amount of $250,000 or more and, in general, policies with a face amount of $250,000 or more may have lower current cost of insurance rates. We currently place insureds in the following rate classes, based on underwriting: Juvenile (0-
17), Standard Tobacco (ages 18-75), Standard Nontobacco (ages 18-
75), Preferred Nontobacco (ages 18-70), or Preferred Plus (ages 18-70). The Preferred Nontobacco and Preferred Plus rate classes are only available under policies with initial specified amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk than the standard tobacco or standard nontobacco classes. If you are placed in a substandard rate class, your cost of insurance charges may be based on substandard table ratings or they may include flat charges calculated as dollars per thousand of risk amount, and these extra charges may be temporary or may be permanent.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and gender in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and gender and tobacco status in a substandard class.

     Legal Considerations Relating to Gender-Distinct
     Premium Payments and Benefits. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.

     We do, however, also offer policies based on unisex mortality tables if required by state law.
     Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on gender-distinct actuarial tables is consistent with Title VII of the Civil Rights
     Act of 1964 or other applicable law. Upon request, we may offer policies with unisex mortality tables to such prospective purchasers.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in your policy. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Non-smoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on our expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Costs Associated with Changes in Specified Amount. If you request an increase in coverage, we will determine a cost of insurance rate for the increase based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

We place the insured in a rate class when the policy is issued, based on our underwriting of the application. This original rate class applies to the initial specified amount. When you request an increase in specified amount, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount (an example of this would be if the insured has stopped smoking since the original policy was issued and now qualifies for non-tobacco rates). If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in face amount, and the original rate class will continue to apply to the initial specified amount.

We do not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 26, for the description of the Guaranteed Insurability Rider and the Scheduled Increase Option Rider. In such case, the insured's rate class for an increase will be the class in effect when the rider was issued.

If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Monthly Administrative Charge.
We deduct a monthly administrative charge from the account value on each monthly date. The administrative charge is currently $7 per month for policies with a specified amount of less than $250,000 and $5 per month for policies with a specified amount of $250,000 and higher. We reserve the right to increase the administrative charge during the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

We use the monthly administrative charge to reimburse us for expenses incurred in administering policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.

Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.
The cost of additional benefits provided by riders is part of the monthly deduction and is charged to your account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 26, for a description of the riders available on your policy and the chart on page 8 for a list of maximum and minimum charges associated with each. See also page 36, "Use of Accounting Benefit Rider and Supplemental Coverage Rider" regarding the charges associated with the Accounting Benefit Rider.

Daily Mortality and Expense Risk Charge

We deduct a daily charge from assets in the separate account attributable to the policies. This charge is not taken from guaranteed account assets attributable to the policies. During the first ten policy years, the charge is 0.75% of assets on an annual basis. Thereafter, the charge is 0.25% of assets on an annual basis. We guarantee that these rates will not increase for the duration of your policy. The mortality risk we assume is that the insureds on the policies may die sooner than anticipated and we will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge

We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subaccounts or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge

If a policy is completely surrendered or lapses, we may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. You will find the maximum surrender charge in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in base specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.
We deduct a sales surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in your policy. The maximum amount shown in your policy is based on the age at issue, gender, specified amount, death benefit option, and rate class applicable to the insured. Increases in your policy's specified amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in your policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the beginning of the eleventh policy year, as shown in the following table.


                  END OF            SALES SURRENDER
               POLICY YEAR         CHARGE PERCENTAGE
               -----------         -----------------
                   1-5                   26.0%
                    6                    23.4%
                    7                    20.8%
                    8                    18.2%
                    9                    15.6%
                   10                    13.0%
                   11                       0%

We use the sales surrender charge to reimburse us for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily
Mortality and Expense Risk Charge," page 19, and "Cost of
Insurance Charge," page 17.

Administrative Surrender Charge.
We deduct an administrative surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date or any increase in base specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of base specified amount, and depends upon the age of the insured at the time that the base specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 0 to 9, the amount per $1000 is $0.50 during policy years 1 through 5; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per
$1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000;
for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The charge declines monthly after the end of the fifth policy year to zero at the beginning of policy year eleven. The decline equals ten percent of the fifth year charge in each subsequent year, so the sixth year charge is 90% of the fifth year charge, the seventh year charge is 80% of the fifth year charge, and so forth. You will find the applicable administrative surrender charge rates, which increase with issue age, set forth in your policy.

If you increase the base specified amount, the increase is subject to a new administrative surrender charge. We impose this charge if you surrender your policy or it lapses within ten policy years from the effective date of the increase, in addition to any sales surrender charge or administrative surrender charge that may apply if you surrender your policy or it lapses within ten policy years after the policy date.

We use the administrative surrender charge to cover part of the administrative costs of processing surrenders, lapses, and increases and reductions in base specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with our variable life insurance operations.

Fund Expenses

The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios and the fee table, which shows the highest and lowest expense ratio among the available portfolios, on page 11.

Income Tax Charge

We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

Special Arrangements

Where permitted by state regulation, we may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the policies, or their spouses or dependents; or (iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, we may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. Our home office can provide advice regarding the availability of reduced or waived charges to such owners.

We will issue policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge.
We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subaccounts as a result of a loan may be increased for these policies. We will waive or reduce these charges as described below and according to our rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

                      CONTRACT DESCRIPTION

We intend for your policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. The policy described in this Prospectus may be different from your policy because of differences in applicable state law.

Eligible Purchasers

We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. The minimum specified amount for Preferred and Preferred Plus rating classes is $100,000. If you are an individual owner, as opposed to a corporate owner, and you want to use the Supplemental Coverage Rider, the minimum specified amount is $250,000. Acceptance of an application depends on our underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason. Contracts issued under guaranteed or simplified issue underwriting may incur higher cost of insurance charges than the contract would incur if it had been fully underwritten, because guaranteed and simplified issue underwriting is done on standard tobacco or non-tobacco basis. Insured people who would qualify for preferred underwriting classes if fully underwritten will pay more in cost of insurance charges. Subject to state law variations, we will sell a policy to insure any U.S. citizen who is more than 0 years of age, but less than 75 years of age. We may also sell policies to citizens of other countries. Federal law requires us to establish the identity of each buyer of a policy, including their citizenship and residency.

Owner Rights

You have the right, as owner of your policy, to exercise all rights provided under the policy. These include allocating the net premiums, transferring value among subaccounts, taking loans against the policy, and changing beneficiaries. The insured is the owner, unless you name a different owner in the application. You may by notice name a contingent owner or a new owner while the insured is living by notice satisfactory to us. If more than one person is named as owner, they are joint owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. A change in owner may have tax consequences. See "Tax Considerations," page 42.

Net Premium Allocations

In the application, you specify the percentage of a net premium you want to allocate to each subaccount and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums generally will be allocated to the subaccounts and to the guaranteed account on the valuation date that we receive them at our home office in accordance with your most recent instructions concerning allocations. However, subject to state law, we will allocate your initial premium to the Money Market VIP portfolio until we deem the "free-look" period to end. See "Purchasing the Policy - Free Look Right to Cancel the Policy," page 32.

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing notice to us in a form we find acceptable. The change will apply to all premium payments received with or after receipt of your notice.

Allocation Rules.
The minimum allocation percentage you may specify for a subaccount or the guaranteed account is 5%, the maximum allocation you may specify for the guaranteed account is 30%, and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. We reserve the right to limit the number of subaccounts to which account value may be allocated.

Transfer Privilege

After the free-look period and while your policy is in force, you may transfer all or part of your account value from subaccounts investing in one portfolio to other subaccounts or to the guaranteed account, or transfer up to 20% of your account value in the guaranteed account to the subaccounts, subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

Minimum Amount of Transfers.
The minimum transfer amount is the lesser of $100 or the entire amount in that subaccount or the guaranteed account. A transfer request that would reduce the amount in a subaccount or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subaccount or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.
We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subaccounts at the next available price. If we receive your request after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.
You may make only one transfer transaction per valuation period. A transfer transaction may include changes in allocations among several subaccounts, so long as they are part of a single transaction request. We limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from the Guaranteed Account," page 16, for restrictions).

Charges for Transfers.
Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subaccounts or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of Transfers.

o  Written request.

o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a recording of the instructions given by telephone.

o  Self-service option (accessing Service Central online).
   You can review information and request service concerning your policy at our website, www.unioncentral.com. You will need your contract number and taxpayer identification number to establish initial access to Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password.

   Once you have logged on to Service Central, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will mail notification to you within three business days.

     o  choose electronic delivery of certain future mailings
     o  check policy values
     o  verify address and beneficiary information
     o  transfer balances among subaccounts
     o  change your allocation of future premiums
     o  request a statement
     o  view statements
     o  request certain service forms
     o  change your user identification and password

Online transfers may not always be available. Computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you experience problems, you should make your transfer request in writing. You should protect your unique identifiers, because self-service options will be available to your agent of record and to anyone who provides your identifiers; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you. We reserve the right to suspend online transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners.

Conversion Right.
During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all of the account value in the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to a transfer charge and will have no effect on the cash value of your policy. Following the exercise of the Conversion Right, net premiums may not be allocated to the subaccounts, and transfers of account value to the subaccounts will not be permitted. The other terms and conditions of the policy will continue to apply. If you transfer all of your variable account value to the guaranteed account, you effectively "convert" your policy into a contract that provides fixed (non-variable) benefits. If you want to make such a transfer, particularly if you are concerned about the volatility of value of your selected variable account portfolios, you should consult your financial adviser before converting this policy and consider other options available to you.

Excessive Trading.
Your policy is a long-term investment and is not designed for frequent transfers of your account value among your subaccounts.
Frequent or excessive transfers put the portfolios, policy owners, and beneficiaries at risk. These risks include:

o the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a portfolio are made at prices that do not reflect an accurate value for the portfolio's investments;
o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the portfolio; and
o  increased brokerage and administrative expenses.

The risks and costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this policy if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the portfolios, we cannot guarantee that all harmful trading will be detected or that a portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

o Revoke your privileges to make transfers by telephone and internet;
o  Limit your transfers to those requests made by regular
   U.S. mail;
o  Impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any policy owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all policy owners without waiver or exception.

Portfolio Frequent Trading Policies. The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures. The frequent trading policies and procedures of a portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. We may not be able to monitor your transfer requests and apply the frequent trading policies and procedures of the respective portfolios that would be affected by some transfers. Accordingly, policy owners and other persons who have material rights under the policies should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Omnibus Orders. Policy owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual policy owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other policy owners of portfolio shares, as well as the policy owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Selecting and Changing the Beneficiary
You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive your policy's death benefit proceeds. If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

Limits on Rights to Contest the Policy

Incontestability.
Subject to state regulation, we will not contest your policy, or any supplemental and/or rider benefits (except disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved. Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.
Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. We will terminate the policy, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase. In such case, prior to calculating the death benefit, we will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Supplemental and/or Rider Benefits

You may add the following supplemental and/or rider benefits to your policy if they are available in your state. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page 17). The supplemental and/or rider benefits available with your policy provide fixed benefits that do not vary with the investment experience of the separate account.

     Term Insurance Rider for Other Insured Persons.
     Provides a death benefit amount payable on the death of other insured persons specified. This rider requires the other insured person to be medically underwritten. The other insured death benefit amount may be changed, subject to certain conditions.
     In addition, the rider coverage may be converted to a new policy on the other insured, prior to the other insured person reaching age 75, subject to certain conditions. If the term rider is converted by the other insured person, the cost for the rider on your policy ends when the rider is converted. Rider conversion has no effect on the cash value of your policy; the converted rider policy starts with a cash value of zero.

     Scheduled Increase Option Rider for the Insured.
     Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.
     There is no cost for this rider.

     No-Lapse Rider. Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your policy, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The minimum monthly premium for the rider is calculated by applying a factor to the guideline level premium. The factor used varies by gender, smoking status, death benefit option, and age. The minimum monthly premium for the rider is shown on your schedule page. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date. Once terminated, this rider will not be reinstated. This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other Insured Persons is also added to the policy. There is no cost for this rider.

     Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or birth or adoption of a child.

     Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

     Total Disability Benefit Rider - Waiver of Monthly Deduction. Provides for waiver of the monthly deduction during the total disability of the insured. If you have coverage under this rider and the no-lapse rider, and you become disabled during the no-lapse period, this rider will cover your monthly deduction, but that amount may be less than the minimum monthly premium under the no-lapse rider, so your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

     Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured. You select the amount of the benefit when you purchase coverage under this rider. Your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

     Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. Children are medically underwritten for coverage. There is no cash value for this benefit.

     Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner, depending on whether the substitute insured has higher costs of insurance than the original insured. The new policy can be any adjustable life insurance policy we issue at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy; the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There are no charges or other fees imposed under the policy or the new policy at the time of the exchange. Costs associated with the new policy, like cost of insurance charges, will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, AND the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. There is no cost for this rider.

     Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000). This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider. Your policy will be charged interest at the policy loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee. The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to us. Your policy could lapse if your remaining account value goes down due to poor investment performance and your policy cannot maintain a positive cash surrender value. There is no cost for this rider. You should consult your counsel or another competent tax adviser before you request accelerated payment. See "Tax Considerations," page 58.

     Paid-Up Life Insurance Benefit Endorsement. The benefit provided by this endorsement will keep your policy from lapsing when you have a large policy loan outstanding. When certain conditions are met, you may elect this benefit, which will provide paid-up life insurance. Once you elect the benefit, your policy will not lapse. On the date you elect this benefit, we will deduct 3.5% of the account value and set the specified amount to 105% of your remaining account value. The death benefit under your policy will be the greatest of:
     (1) the specified amount less any outstanding balance on your policy loan(s);
     (2) the account value, multiplied by the applicable percentage;
     (3) the loan balance, multiplied by the applicable percentage.
     The death benefit proceeds will equal the death benefit on the insured's date of death minus any outstanding policy loan amounts. After you elect this benefit, the following changes will apply to your policy:
     (1) Any riders attached to the Policy will terminate, and charges or fees associated with the riders will cease.
     (2) We will not accept any additional premiums.
     (3) You may not take additional partial cash surrenders and loans, except for automatic loans to cover loan interest not paid when due.
     (4) We will discontinue monthly deductions.
     (5) All amounts not allocated to the loan account must be allocated to the guaranteed account.
     Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

ADDITIONAL RULES AND LIMITS APPLY TO THESE SUPPLEMENTAL AND/OR RIDER BENEFITS. NOT ALL SUCH BENEFITS MAY BE AVAILABLE AT ANY TIME AND IN ANY GIVEN STATE, AND SUPPLEMENTAL AND/OR RIDER BENEFITS IN ADDITION TO THOSE LISTED ABOVE MAY BE MADE AVAILABLE. PLEASE ASK YOUR AGENT FOR FURTHER INFORMATION, OR CONTACT THE HOME OFFICE.

Changes in the Policy or Benefits

Misstatement of Age or Gender.
If the insured's age or gender has been misstated in your policy application or in any application for supplemental and/or rider benefits, subject to state law:

o if the misstatement becomes known after the death of the insured, then your policy's death benefit or such supplemental and/or rider benefits will be adjusted based on what the cost of insurance rate as of the most recent monthly date would have purchased at the insured's correct age and gender;

o if the misstatement becomes known during the lifetime of the insured, your policy values will be adjusted to those based on the correct monthly deductions for cost of insurance (reflecting the correct age or gender) since the policy date. If your policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and you will be notified at least 61 days prior to the end of the grace period.

Other Changes.
At any time we may make such changes in your policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

Participating

The policy is issued on a participating basis, and as such is eligible to share in our profits and surplus to the extent determined by our Board of Directors in its sole discretion. We do not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

                    PURCHASING YOUR POLICY

Applying for a Policy

To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, you may be permitted to backdate the policy to preserve insurance age. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $1,000,000 and will not remain in effect for more than sixty (60) days.

Free Look Right to Cancel the Policy

You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after
we mail or deliver a cancellation   notice, whichever is latest.
(A longer period may apply to policies issued in certain states.) If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after you mail back or deliver the policy, your policy will be deemed void from the beginning.
Within seven calendar days after we receive the returned policy, we will refund your account value, unless otherwise required by state law.

Subject to state insurance law, we will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the Money Market VIP portfolio. There is no guarantee that the Money Market VIP portfolio will provide a positive investment return, especially in times of low interest rates. After the end of the "free look" period, the account value will be allocated to the subaccounts and to the guaranteed account based on the premium payment allocation percentages in the application. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you), or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy, or 45 days from the date of application, whichever is greater.

                            PREMIUMS

Planned Periodic Premiums.
When you apply for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, we will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement such as automatic deduction from a checking account. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned or skip a planned periodic premium entirely. Currently, there is no minimum amount for each premium. You should consider that, especially when investment returns in your subaccounts are negative, skipping planned premium payments or reducing the payments may result in your policy lapsing because your cash surrender value falls below the amount required to meet your monthly deduction. We may establish a minimum amount 90 days after we send you a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.
You can make additional unscheduled premium payments at any time while your policy is in force, subject to our approval of any unscheduled premium in excess of $25,000 if you choose the cash value accumulation test as your tax qualification test. You may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any. If you do not so specify, the unscheduled premium payment will be applied as a premium payment.

Tax-Free "Section 1035" Exchanges.
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code of 1986, as amended. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Limitations on Premium Payments.
Total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. We will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance.

The payment of excessive premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract as a result of premium payments.

We reserve the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. If an additional premium payment is rejected, we will return the premium payment promptly, without any adjustment for investment experience.

We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy.

No premium payment will be accepted after the insured's 100th birthday.

Premium payments must be made by check payable to The Union
Central Insurance Company or by any other method that we deem acceptable.

Premium payments after the initial premium payment must be made to the home office.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED
TO REJECT A PREMIUM PAYMENT.

Minimum No Lapse Period.
We guarantee that your policy will remain in force during the minimum no lapse period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the monthly minimum no lapse premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum no lapse period is three years following the policy date.

The monthly minimum no lapse premium is calculated for each policy based on the age, gender and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The monthly minimum no lapse premium may change due to changes made during the minimum no lapse period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. We will notify you of any increase in the monthly minimum no lapse premium.

An extended no lapse period may be available under our No Lapse
Rider, which is described in the section on Supplemental and/or
Rider Benefits beginning on page 26.

Premium Payments Upon Increase in Specified Amount.
Depending on your account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate.

Grace Period.
A grace period will begin if your account value, less surrender charges, loan principal, and loan interest charges, becomes less than your monthly deduction amount. You will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. We will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit immediately prior to the start of the grace period will still be payable to the beneficiary, reduced by the monthly deductions due on or before the date of the insured's death (and any policy debt). If the grace period premium payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable.

Crediting Net Premiums

The initial net premium will be credited to your policy on the policy date, or, if later, the date we receive the initial premium payment (which happens most frequently in the event of a Section 1035 exchange). For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. Planned periodic premiums and unscheduled premiums will be credited to your policy and the net premiums will be invested as requested on the valuation date they are received by the home office.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subaccount you specify to other subaccounts or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subaccount from which transfers will be made. At the time that you elect the Dollar Cost Averaging Plan, the account value in the subaccount from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subaccount through initial or subsequent net premiums or by transferring amounts into the subaccount from the other subaccounts.

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subaccount will be processed until the number of designated transfers have been completed, or the value of the subaccount is completely depleted, or you provide us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Dollar Cost Averaging Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan

You may elect to have the accumulated balance of each subaccount periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. Portfolio rebalancing does not include the guaranteed account. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after your policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers among subaccounts and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you provide us notice terminating the plan, or the policy terminates. THE PORTFOLIO REBALANCING PLAN CANNOT BE ELECTED IF EITHER A DOLLAR COST AVERAGING PLAN OR AN EARNINGS SWEEP PLAN IS IN EFFECT.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Portfolio Rebalancing Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep Plan

You may elect to have the accumulated earnings of one or more specified subaccounts or the interest credited to the guaranteed account periodically transferred (or "swept") into specified subaccounts or the guaranteed account. The sweep may be done on a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you provide us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for an Earnings Sweep Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

                        POLICY VALUES

THERE IS NO MINIMUM GUARANTEED ACCOUNT VALUE OR CASH SURRENDER VALUE. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on your allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum no-lapse period is not then in effect, the policy will be in default and a grace period will begin.

Determining Account Value

On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subaccounts to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans, loan repayments and premiums paid. The variable account for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Subaccount Values.

When you allocate an amount to a subaccount, either by net premium allocation or transfer, your policy is credited with accumulation units in that subaccount. The number of accumulation units is determined by dividing the amount allocated to the subaccount by the subaccount's accumulation unit value for the valuation date when the allocation is made.

The number of accumulation units credited to your policy will increase when:

   o  net premiums are allocated to the subaccount,
   o  amounts are transferred to the subaccount, and
   o  loan repayments are credited to the subaccount.

The number of accumulation units credited to a policy will decrease when:
   o the allocated portion of the monthly deduction is taken from the subaccount,
   o the allocated portion of a policy loan is taken from the subaccount,
   o  an amount is transferred from the subaccount, or
   o  a partial cash surrender is taken from the subaccount.

Determination of Unit Value.
The unit value for each subaccount, other than AIM V.I. Capital Appreciation Portfolio and Summit S&P MidCap 400 Index Portfolio, was arbitrarily set at $10 when the subaccount began operations. The initial unit values for the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio were set based on closing values of the American Century Investments V.P. Capital Appreciation Portfolio and the Summit Capital Portfolio, respectively, on October 21, 1999, the date on which the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio replaced the other two portfolios. Thereafter, the unit value at the end of a valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below.

Net Investment Factor.
The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one.
Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)  is the net result of:

     a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus

     b. the per share amount of any dividend or capital gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus

     c. a per share charge or credit for any taxes incurred by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.

(2)  is the net result of:

     a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for any "ex-dividend");
        plus or minus

     b. the per share charge or credit for any taxes reserved for in the subaccount at the end of the preceding valuation period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.
On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the portion of the monthly deduction deducted from the guaranteed account.

Loan Account.
On any valuation date, if you have any loans outstanding, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, less amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and plus interest credited on the loan account.

Cash Value

The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value

The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive. It is also the amount that is available upon full surrender of the policy.

        DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as your policy remains in force, we will pay the death benefit proceeds upon receipt at the home office of proof that we deem satisfactory of the insured's death. We may require return of your policy. The death benefit will be paid to your beneficiary. Generally, the death benefit proceeds will be paid in a lump sum within seven calendar days of receipt of due proof of the insured's death, or your beneficiary may elect a payment option.

Amount of Death Benefit Proceeds

The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, plus any supplemental and/or rider benefits, minus policy debt and minus any past due monthly deductions. Under certain circumstances, such as misstatement of age or gender or death within the contestability period, the amount of the death benefit may be further adjusted.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment.

Death Benefit Options

When you apply for your policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

    o  Under Option A, the death benefit is the greater of:
       (i) the specified amount; and (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.

    o  Under Option B, the death benefit is the greater of:
       (i) the specified amount plus the account value; and
       (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.

    o  Under Option C, the death benefit is the greater of:
       (i) the specified amount plus the excess of premiums paid over partial cash surrenders; and (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.

When you apply for your policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it.
If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in the Statement of Additional Information. The Statement of Additional Information also includes a table showing the Factors that apply if you choose the cash value accumulation test.

If investment performance is favorable, the amount of the death benefit may increase. However, under Options A and C, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account and the loan account. For an illustration of the impact that investment performance may have on the death benefit, see the illustrations in Appendix B beginning on page 48.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option

You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the Factors shown in Appendix B to the Statement of Additional Information. The enhanced death benefit option table for owners choosing the guideline premium test shows applicable percentages that range from a high of 250% when the insured's attained age is 40 or less, decreasing each year thereafter, to 100% when the insured's attained age is 95 or greater. For owners choosing the cash value accumulation test, the Factors vary based on the insured's attained age, gender and rate class, and are generally higher at younger attained ages for all rate classes and both genders, and generally higher for women than men, and for non-tobacco rate classes than for tobacco rate classes. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.

Use of Accounting Benefit Rider and Supplemental Coverage Rider

The initial specified amount is set at the time we issue your policy. You may change the specified amount from time to time, as discussed below. You select the death benefit option when you apply for the policy. You also may change the death benefit option, as discussed below.

When you apply for the policy, you can combine coverage under either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider with coverage under the base policy to obtain the desired specified amount for an insured. You must allocate at least $25,000 to base specified amount. Your Supplemental Coverage Rider specified amount cannot exceed nine times your base specified amount, and your policy's total specified amount must be at least $250,000 in order to use the Supplemental Coverage Rider. Use of these riders will lower the cost to you of insurance coverage.

Accounting Benefit Rider.

The Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) ("ABR") provides the opportunity to allocate part of the policy's specified amount to this rider. The use of this rider results in a higher cash value for the policy in the early years of the policy than would otherwise be the case, because there are no surrender charges associated with coverage under this rider and the monthly deductions associated with the specified amount allocated to the rider are correspondingly lower in early policy years than the monthly deduction that would be required for base policy coverage; monthly deductions are correspondingly higher in later policy years. If you are concerned about the impact on your balance sheet of buying a life insurance policy to help fund an executive retirement plan, because the early costs of the policy create a liability that is not offset by an asset, use of this rider can help create higher early cash values in the policy. The monthly deduction associated with the specified amount allocated to the rider is made up of both a cost of insurance charge and an ABR specified amount charge. The ABR specified amount charge is an amount per thousand of ABR specified amount and will vary based on gender, rate class, issue age, policy year and death benefit option. This rider is available only at issue. You cannot surrender the rider separately from the policy, but if you surrender the policy, you will pay no surrender charges associated with the portion of specified amount you allocated to the ABR.

Supplemental Coverage Rider.

The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the policy's specified amount to this rider.
The SCR Rider will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the SCR Rider is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefit changes. The total death benefit depends on which death benefit option is in effect:

     Option A: If Option A is in effect, the total death benefit is the greater of:

          (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or
              SCR); and

          (B) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.

     Option B: If Option B is in effect, the total death benefit is the greater of:

          (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or SCR), plus the account value; and

          (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.

     Option C: If Option C is in effect, the total death benefit is the greater of:

          (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or SCR), plus the excess of premiums paid over partial cash surrenders; and

          (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.

It is possible that the amount of your SCR death benefit may be zero if your base and ABR death benefit increases enough due to the IRS minimum death benefit calculation. As an example, if your account value increases over time due to positive investment performance in the subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your account value multiplied by the Factor could approach or exceed the combined total of your base and ABR specified amount. In that situation, your SCR death benefit would reduce so that your total death benefit remained constant. Eventually, your account value could peak and begin to decline so that, when multiplied by the Factor, the result becomes less than the combined total of your base and ABR specified amounts. In that situation, your SCR death benefit would increase so that your total death benefit remained constant. The SCR death benefit can never be less than zero.
Even when the SCR death benefit is reduced to zero, your SCR Rider remains in effect until you remove it from your policy.
Therefore, if the base and ABR death benefit decreases to below the total death benefit, the SCR death benefit increases to maintain the total death benefit.

There is no defined premium for a given amount of insurance coverage under the SCR. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the risk amount attributable to the rider in effect that month. The cost of insurance rates will be determined by us based on the age at issue, gender, and rate class of the insured, as well as the policy year. The current cost of insurance rates for this rider are lower than the cost of insurance rates for the base policy, however, the guaranteed cost of insurance rates are higher.

There may be times in which it will be to your economic advantage to allocate a significant portion of your specified amount to the SCR. In some other circumstances, it may be in your interest to obtain a policy without the SCR. These circumstances depend on many factors, including the premium levels and the amount and duration of coverage you choose, as well as the age, gender and rate class of the insured.

Changes in Death Benefit Option

You may change the death benefit option on your policy, by notice to us, after the first anniversary of the policy date, subject to the following rules. The effective date of the change will be the monthly date next following the day that we receive and accept notice of the request for change. We may require satisfactory evidence of insurability. A change in the death benefit option may have adverse tax consequences and you should consult your tax adviser before making a change.

When a change from Option A to Option B or from Option C to Option B is made, unless requested by notice to us, the specified amount after the change will be adjusted so that the risk amount is unchanged. When a change from Option B to Option A or from Option C to Option A is made, unless requested by notice to us, the specified amount will not change and the death benefit will be reduced to equal the specified amount.

Changes in Specified Amount

When you apply for your policy, you may allocate part of your initial specified amount to the Accounting Benefit Rider or the Supplemental Coverage Rider (see "Supplemental and/or Rider Benefits", page 26). This allocation will have an effect on the monthly deductions made from your policy. After your policy is issued, you may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, we will refund promptly to you the amount of such excess above the premium limitations. Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another tax adviser before changing the specified amount.

Decrease in Specified Amount. The minimum amount of any decrease in specified amount is $1,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. We reserve the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to you would have to be made from the account value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect of decreasing monthly cost of insurance charges but will not decrease surrender charges or other policy charges. Decreasing the specified amount of the policy may have adverse tax consequences and you should consult your tax adviser before making a change. Any decrease in specified amount will be made in proportion to the specified amount attributable to the base policy, the Accounting Benefit Rider and the Supplemental Coverage Rider.

Increase in Specified Amount. Any increase in the specified amount must be at least $1,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and you must submit an application. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet our underwriting rules. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and your account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount. You can increase your SCR specified amount at any time. You can increase your base specified amount at any time, and your ABR specified amount after your first policy year, so long as your base and ABR specified amounts remain in the same proportions as they were when your policy was issued. SCR and ABR specified amount increases will have an effective date as shown in the supplemental policy schedule you receive at the time of the increase.

A new administrative surrender charge period will apply only to the increased base specified amount, starting with the effective date of the increase.

When Proceeds Are Paid

We will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect our policy owners, or (3) the payment requested will come from account values allocated to our guaranteed account.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED TO BLOCK YOUR ACCOUNT AND REFUSE TO HONOR ANY REQUEST FOR TRANSFERS, PARTIAL CASH SURRENDERS, LOANS, OR DEATH BENEFITS UNTIL INSTRUCTIONS ARE SECURED FROM THE APPROPRIATE REGULATOR. WE MAY ALSO BE REQUIRED TO PROVIDE ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT TO GOVERNMENT REGULATORS.

Payment Options

Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Your beneficiary should contact us or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.

                        CASH BENEFITS

Loans

After the first policy year and while the insured is living, and provided your policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $100 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the variable account, plus 100% of the guaranteed account value, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. Policy loans may have tax consequences and you should consult your tax adviser before making a change.

Interest.
Each year on your policy's annual date we will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the maximum limit shown in your policy.

We will notify you of the initial rate of interest when a loan is made. We will notify you at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest accrues daily from the date of the loan and is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.
Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.
When a policy loan is made, an amount sufficient to secure the loan is transferred out of your policy's variable and guaranteed account value and into your policy's loan account. Thus, a loan will have no immediate effect on the account value, but other policy values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subaccount and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless you specify that transfers be made from specific subaccounts. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subaccount and the guaranteed account in the same proportion that account value in each subaccount and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.50% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). We will determine the rate of interest to be credited to the loan account in our sole discretion, and the rate may change from time to time.

Loan Repayment; Effect if Not Repaid.
You may repay all or part of your policy debt at any time while the insured is living and your policy is in force. Loan repayments must be sent to the home office and will be credited as of the valuation period received. You may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) We will apply any planned periodic premiums, and any unscheduled premiums without such notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subaccounts and the guaranteed account. Thus, a loan repayment will have no immediate effect on the account value, but other policy values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment.
Amounts will be transferred to the subaccounts and the guaranteed account in accordance with your current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, your policy debt will be deducted in calculating your death benefit proceeds.

If on a monthly date your policy's cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, your policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under your policy. The notice will specify the amount that must be repaid to prevent termination.

Effect of Policy Loan.
A loan, whether or not repaid, will have a permanent effect on your death benefit and policy values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if your policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value

You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. We may require return of the policy. A surrender charge may apply. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. You should consult your tax adviser before requesting a surrender.

Partial Cash Surrenders

You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $100. The partial cash surrender amount may not exceed the cash surrender value. We will reject any partial cash surrender request that would reduce the specified amount to less than $50,000. There is no fee or charge imposed on a partial cash surrender. As of the date we receive notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless you request that a partial cash surrender be deducted from specified subaccounts, your partial cash surrender amount will be deducted from your account value in the subaccounts and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, we will reduce the specified amount by the partial cash surrender amount. We may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as we interpret them. If death benefit Option C is in effect, we will reduce the specified amount by the amount surrendered if the total amount of prior partial cash surrenders equal or exceed the total premiums paid.

Partial cash surrender requests will be processed as of the valuation period we receive notice, and generally will be paid within seven calendar days.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. You should consult your tax adviser before requesting a partial cash surrender.

                     LAPSE AND REINSTATEMENT

Lapse

Whether your policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction when due. Failure to pay planned periodic premiums will not necessarily cause your policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that your policy will not lapse (except when the minimum no lapse period is in effect).

If your cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum no lapse period is not in effect, your policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value, or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction, or you have excessive policy debt.

We calculate account values, cash surrender values and death benefits for your policy in the same manner without regard to whether your policy is lapsed.

Any applicable surrender charges will be due in the event of a lapse when the grace period expires without sufficient payment.

Reinstatement

Your policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment.
See your policy for further information.

                     TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, your life insurance policy must satisfy certain requirements which are set forth in Internal Revenue Code section 7702. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a rate class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

Section 7702 provides that if one of two alternate tests is met, your policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test".

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined Factor, depending on the insured person's age, gender, and rate class at any point in time, multiplied by the account value. A table of the Cash Value Accumulation Test Factors can be found in the Statement of Additional Information.

The guideline premium test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. A table of the Guideline Premium Test applicable percentages can also be found in the Statement of Additional Information.

Your policy allows you to choose, at the time of application, which of these tests we will apply to your policy. Your choice cannot be changed. Without regard to which test you choose, we will at all times attempt to assure that your policy meets the statutory definition which qualifies your policy as life insurance for federal income tax purposes.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying variable account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that you should not be treated as an owner of the variable account. We reserve the right to modify your policy to bring it into conformity with applicable standards should such modification be necessary to prevent you from being treated as an owner of the underlying variable account assets.

In addition, the Code requires that the investments of the subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.
We believe that the death benefit under your policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of you or your beneficiary. A tax adviser should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the account value until there is a distribution. When distributions from your policy occur, or when loans are taken out from or secured by your policy, the tax consequences depend on whether your policy is classified as a "Modified Endowment
Contract".

Modified Endowment Contracts.
Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," (MEC) with less favorable tax treatment than other life insurance contracts. Due to the flexibility of your policy as to premiums and benefits, the individual circumstances of your policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under your policy during the first seven years, for example, as a result of a partial cash surrender, the 7-pay test will have to be reapplied as if your policy had originally been issued at the reduced face amount. If there is a "material change" in your policy's benefits or other terms, it may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in specified amount, addition of a rider or increase in amount of rider, change or rate class, or increase in the death benefit due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a MEC, you may have to limit premium payments or limit reductions in benefits. You should consult a tax adviser to determine whether a policy transaction will cause your policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment
Contracts.
Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and then, as tax-free recovery of your investment in your policy, but only after all gain has been distributed.

(2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made on or after you have attained age 59 1/2, are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract could later become taxable as a distribution from a Modified Endowment Contract.

Multiple Policies.
All Modified Endowment Contracts that are issued by us (or our affiliates) to you during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in your income when a taxable distribution occurs.

Withholding.
To the extent that policy distributions are taxable, they are generally subject to federal income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of your investment in your policy and thereafter as taxable income. However, certain distributions which must be made in order to enable your policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax treatment of policy loans after the tenth policy year is uncertain and a tax adviser should be consulted.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.
Your investment in your policy is generally your aggregate premiums. When a distribution is taken from your policy, your investment in your policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.
In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when your policy is canceled or lapses, the amount of the outstanding indebtedness will be considered a distribution and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

Accelerated Benefits Rider.
You should consult a tax adviser about the consequences of adding this rider to your policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100.
The tax consequences of continuing your policy beyond the annual date nearest the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep your policy in force beyond the insured's 100th year.

Business Uses of the Policy.
Businesses can use the policy in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance on split-dollar arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Split-Dollar Arrangements.
The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax.
There may also be an indirect tax upon the income in your policy or the proceeds of your policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Other Tax Considerations.
The transfer of your policy or designation of a beneficiary may have federal, state and /or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, if you transfer your policy to, or designate as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below your generation assignment, it may have generation skipping transfer tax consequences under federal tax law. You and your beneficiary's individual situation will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of your policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.

Possible Charges for Union Central's Taxes
At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to your policy. We reserve the right to charge the subaccounts for any future taxes or economic burden we may incur.

                DISTRIBUTION OF THE POLICIES

We had entered into a distribution agreement with Carillon Investments, Inc. for the distribution and sale of the policies. Carillon Investments, Inc. was merged into Ameritas Investment Corp. Prior to the merger, Carillon Investments, Inc. and Ameritas Investment Corp. were affiliates of Union Central. Ameritas Investment Corp. ("Distributor") sells the policies through its sales representatives. Distributor also may enter into selling agreements with other broker-dealers who in turn may sell the policies through their sales representatives.

We pay commissions for the sale of the Policies. If the ABR is not selected, the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in policy years 2 through 11; and 2% of premium paid thereafter as a service fee. If the ABR is selected, premium paid in the first policy year is allocated to the base policy and the ABR in proportion to the base and ABR specified amounts. The maximum commissions payable in the first policy year are: 50% of first-year premium allocated to the base policy up to the base policy target premium; 15% of first-year premium allocated to the ABR up to the ABR target premium; and 2% of first-year premium in excess of the sum of the base and ABR target premiums. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of ..20%. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Distributor receives .25% of subaccount assets from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% of subaccount assets from FTVIPT Templeton Growth Securities Fund, Class 2, .25% of subaccount assets from Seligman Communications and Information Portfolio (Class 2), and .19% of subaccount assets from Seligman Small-Cap Value Portfolio (Class 2 in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support services.

                     LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

                      FINANCIAL STATEMENTS

Union Central's and the separate account's financial statements appear in the Statement of Additional Information, which is available upon request by calling us at 1-800-319-6902.

               APPENDIX A - GLOSSARY OF TERMS


account value - The sum of the values in the variable account, the guaranteed account, and the loan account.

age - The insured's age on his or her nearest birthday.

annual date - The same day in each policy year as the policy date.

base specified amount - The specified amount not allocated to the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) or Supplemental Coverage Rider.

initial specified amount - The specified amount on the policy date.

issue date - The date from which the suicide and contestable periods start.

loan account - When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

maturity date - The date of the insured's death.

monthly date - The same day as the policy date for each succeeding month. It defaults to the actual last day of the month if the monthly date is a day that does not exist in that month. For example, if your monthly date is the 31st, it will be the 30th in April, June, September and November and the 28th or 29th in February.

net premium - A premium payment minus the applicable premium expense charge.

owner, you - The person who owns a policy.

policy date - The date from which policy months, years and anniversaries are measured policy debt - The sum of all outstanding policy loans plus accrued interest.

policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date.

policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date.

portfolio - An investment company or its series, in which we invest amounts allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy divided by (1 plus the monthly guaranteed interest rate applicable to the guaranteed account) less the account value.

specified amount - A dollar amount used to determine the death benefit under a policy. It includes base specified amount, as well as any specified amount allocated to the Accounting Benefit Rider or Supplemental Coverage Rider. It is commonly referred to as "face amount".

Union Central, we, our, us - The Union Central Life Insurance
Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.

                   APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the policy date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned periodic premiums accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that NO amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.868% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year, before waivers or reimbursements. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

Certain of the illustrations reflect the choice of guideline premium test or cash value accumulation test.

The illustrations are based on Union Central's gender distinct standard nontobacco rates. Upon your request, we will furnish you, free of charge, with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT             USING CURRENT CHARGES             CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           300,000    300,000  300,000        3,103      2,922   2,742         1,212      1,032     851
2           300,000    300,000  300,000        6,496      5,944   5,414         4,605      4,053   3,523
3           300,000    300,000  300,000       10,206      9,066   8,014         8,315      7,175   6,123
4           300,000    300,000  300,000       14,261     12,289  10,538        12,370     10,398   8,647
5           300,000    300,000  300,000       18,700     15,618  12,989        16,809     13,727  11,098
6           300,000    300,000  300,000       23,548     19,045  15,353        21,846     17,343  13,651
7           300,000    300,000  300,000       28,871     22,595  17,653        27,358     21,082  16,140
8           300,000    300,000  300,000       34,719     26,275  19,891        33,396     24,952  18,567
9           300,000    300,000  300,000       41,155     30,098  22,072        40,021     28,963  20,937
10          300,000    300,000  300,000       48,233     34,060  24,189        47,287     33,115  23,243
15          300,000    300,000  300,000       97,725     57,049  34,142        97,725     57,049  34,142
20          408,292    300,000  300,000      181,887     87,581  44,595       181,887     87,581  44,595
25          617,970    300,000  300,000      318,041    124,814  52,399       318,041    124,814  52,399
30          912,845    300,000  300,000      536,344    170,444  56,281       536,344    170,444  56,281
35        1,337,919    342,831  300,000      883,971    226,511  54,237       883,971    226,511  54,237
40        1,963,297    401,533  300,000    1,434,418    293,367  42,654     1,434,418    293,367  42,654
45        2,905,014    470,187  300,000    2,300,905    372,409  14,056     2,300,905    372,409  14,056
50        4,331,493    550,985        0    3,660,176    465,591       0     3,660,176    465,591       0
55        6,529,262    649,047        0    5,787,758    575,337       0     5,787,758    575,337       0
60        9,852,555    761,758        0    9,167,641    708,803       0     9,167,641    708,803       0
65       14,955,143    892,306        0   14,955,143    892,306       0    14,955,143    892,306       0
70       24,923,175  1,129,187        0   24,923,175  1,129,187       0    24,923,175  1,129,187       0
Age 110  37,501,930  1,363,225        0   37,501,930  1,363,225       0    37,501,930  1,363,225       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   ------------------------------
OF         12%       6%         0%         12%        6%        0%         12%         6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross       Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----       -----      -----
1           300,000    300,000  300,000        2,737      2,569   2,402           846        678       511
2           300,000    300,000  300,000        5,914      5,405   4,916         4,023      3,514     3,025
3           300,000    300,000  300,000        9,385      8,332   7,360         7,494       6,441    5,469
4           300,000    300,000  300,000       13,175     11,350   9,729        11,284       9,459    7,838
5           300,000    300,000  300,000       17,317     14,460  12,022        15,426      12,569   10,132
6           300,000    300,000  300,000       21,838     17,660  14,233        20,136      15,958   12,531
7           300,000    300,000  300,000       26,781     20,954  16,363        25,268      19,441   14,851
8           300,000    300,000  300,000       32,183     24,339  18,406        30,859      23,016   17,083
9           300,000    300,000  300,000       38,095     27,822  20,364        36,960      26,687   19,230
10          300,000    300,000  300,000       44,562     31,396  22,228        43,616      30,451   21,282
15          300,000    300,000  300,000       90,069     52,277  31,030        90,069      52,277   31,030
20          368,884    300,000  300,000      164,332     76,244  36,553       164,332      76,244   36,553
25          545,088    300,000  300,000      280,532    102,784  36,729       280,532     102,784   36,729
30          779,355    300,000  300,000      457,912    131,078  27,801       457,912     131,078   27,801
35        1,093,987    300,000  300,000      722,804    159,740   1,868       722,804     159,740    1,868
40        1,517,237    300,000        0    1,108,518    186,728       0     1,108,518     186,728        0
45        2,091,978    300,000        0    1,656,943    209,597       0     1,656,943     209,597        0
50        2,872,015    300,000        0    2,426,896    225,261       0     2,426,896     225,261        0
55        3,941,181    300,000        0    3,493,595    218,068       0     3,493,595     218,068        0
60        5,415,021    300,000        0    5,038,588     64,967       0     5,038,588      64,967        0
65        7,578,686          0        0    7,578,686          0       0     7,578,686           0        0
70       12,630,099          0        0   12,630,099          0       0    12,630,099           0        0
Age 110  19,004,524          0        0   19,004,524          0       0    19,004,524           0        0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT             USING CURRENT CHARGES             CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   ------------------------------
OF         12%       6%         0%         12%        6%        0%         12%         6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross       Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----       -----      -----
1           303,097    302,917  302,737        3,097      2,917   2,737         1,206      1,026       846
2           306,477    305,927  305,398        6,477      5,927   5,398         4,586      4,036     3,507
3           310,165    309,030  307,982       10,165      9,030   7,982         8,274      7,139     6,091
4           314,185    312,225  310,484       14,185     12,225  10,484        12,295     10,334     8,593
5           318,574    315,516  312,906       18,574     15,516  12,906        16,684     13,625    11,016
6           323,352    318,892  315,234       23,352     18,892  15,234        21,650     17,190    13,533
7           328,581    322,378  317,491       28,581     22,378  17,491        27,069     20,865    15,978
8           334,309    325,979  319,678       34,309     25,979  19,678        32,985     24,655    18,355
9           340,590    329,706  321,802       40,590     29,706  21,802        39,455     28,571    20,667
10          347,471    333,553  323,853       47,471     33,553  23,853        46,526     32,608    22,907
15          394,799    355,464  333,280       94,799     55,464  33,280        94,799     55,464    33,280
20          475,074    384,375  343,190      175,074     84,375  43,190       175,074     84,375    43,190
25          605,355    417,906  349,901      305,355    117,906  49,901       305,355    117,906    49,901
30          877,676    455,200  351,769      515,681    155,200  51,769       515,681    155,200    51,769
35        1,287,663    494,224  346,417      850,767    194,224  46,417       850,767    194,224    46,417
40        1,890,685    530,835  330,236    1,381,366    230,835  30,236     1,381,366    230,835    30,236
45        2,798,598    557,095        0    2,216,619    257,095       0     2,216,619    257,095         0
50        4,173,773    559,624        0    3,526,901    259,624       0     3,526,901    259,624         0
55        6,292,414    517,086        0    5,577,808    217,086       0     5,577,808    217,086         0
60        9,496,010    402,001        0    8,835,882    102,001       0     8,835,882    102,001         0
65       14,703,554          0        0   14,403,554          0       0    14,403,554          0         0
70       24,303,937          0        0   24,003,937          0       0    24,003,937          0         0
Age 110  36,418,751          0        0   36,118,751          0       0    36,118,751          0         0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   ------------------------------
OF         12%       6%         0%         12%        6%        0%         12%         6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross       Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----       -----      -----
1           302,731    302,564  302,397        2,731      2,564   2,397           840        673      506
2           305,896    305,388  304,901        5,896      5,388   4,901         4,005      3,498    3,011
3           309,346    308,298  307,330        9,346      8,298   7,330         7,455      6,407    5,439
4           313,103    311,289  309,678       13,103     11,289   9,678        11,212      9,398    7,787
5           317,196    314,363  311,944       17,196     14,363  11,944        15,306     12,472   10,053
6           321,650    317,513  314,120       21,650     17,513  14,120        19,949     15,812   12,418
7           326,502    320,744  316,207       26,502     20,744  16,207        24,989     19,232   14,694
8           331,782    324,050  318,198       31,782     24,050  18,198        30,459     22,726   16,875
9           337,535    327,433  320,096       37,535     27,433  20,096        36,400     26,299   18,961
10          343,795    330,885  321,888       43,795     30,885  21,888        42,850     29,939   20,942
15          386,983    350,601  330,115       86,983     50,601  30,115        86,983     50,601   30,115
20          454,570    371,713  334,542      154,570     71,713  34,542       154,570     71,713   34,542
25          559,436    391,648  332,824      259,436     91,648  32,824       259,436     91,648   32,824
30          721,080    405,380  321,160      421,080    105,380  21,160       421,080    105,380   21,160
35        1,007,916    403,195        0      665,937    103,195       0       665,937    103,195       0
40        1,400,099    366,848        0    1,022,935     66,848       0     1,022,935     66,848       0
45        1,932,463          0        0    1,530,600          0       0     1,530,600          0       0
50        2,654,851          0        0    2,243,389          0       0     2,243,389          0       0
55        3,644,887          0        0    3,230,950          0       0     3,230,950          0       0
60        5,009,555          0        0    4,661,309          0       0     4,661,309          0       0
65        6,901,765          0        0    6,601,765          0       0     6,601,765          0       0
70       11,302,031          0        0   11,002,031          0       0    11,002,031          0       0
Age 110  16,854,768          0        0   16,554,768          0       0    16,554,768          0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT             USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           300,000    300,000  300,000        3,103      2,922   2,742         1,212      1,032     851
2           300,000    300,000  300,000        6,496      5,944   5,414         4,605      4,053   3,523
3           300,000    300,000  300,000       10,206      9,066   8,014         8,315      7,175   6,123
4           300,000    300,000  300,000       14,261     12,289  10,538        12,370     10,398   8,647
5           300,000    300,000  300,000       18,700     15,618  12,989        16,809     13,727  11,098
6           300,000    300,000  300,000       23,548     19,045  15,353        21,846     17,343  13,651
7           300,000    300,000  300,000       28,871     22,595  17,653        27,358     21,082  16,140
8           300,000    300,000  300,000       34,719     26,275  19,891        33,396     24,952  18,567
9           300,000    300,000  300,000       41,155     30,098  22,072        40,021     28,963  20,937
10          300,000    300,000  300,000       48,233     34,060  24,189        47,287     33,115  23,243
15          300,000    300,000  300,000       97,725     57,049  34,142        97,725     57,049  34,142
20          300,000    300,000  300,000      182,508     87,581  44,595       182,508     87,581  44,595
25          421,143    300,000  300,000      323,956    124,814  52,399       323,956    124,814  52,399
30          669,036    300,000  300,000      557,530    170,444  56,281       557,530    170,444  56,281
35        1,083,258    300,000  300,000      941,964    227,718  54,237       941,964    227,718  54,237
40        1,658,028    318,315  300,000    1,579,074    303,157  42,654     1,579,074    303,157  42,654
45        2,765,728    419,647  300,000    2,634,027    399,664  14,056     2,634,027    399,664  14,056
50        4,577,732    544,559        0    4,359,745    518,627       0     4,359,745    518,627       0
55        7,512,671    696,264        0    7,154,925    663,109       0     7,154,925    663,109       0
60       11,833,404    850,164        0   11,833,404    850,164       0    11,833,404    850,164       0
65       19,739,721  1,091,450        0   19,739,721  1,091,450       0    19,739,721  1,091,450       0
70       32,896,812  1,381,198        0   32,896,812  1,381,198       0    32,896,812  1,381,198       0
Age 110  49,499,870  1,667,468        0   49,499,870  1,667,468       0    49,499,870  1,667,468       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           300,000    300,000  300,000        2,737      2,569   2,402           846        678     511
2           300,000    300,000  300,000        5,914      5,405   4,916         4,023       3,514   3,025
3           300,000    300,000  300,000        9,385      8,332   7,360         7,494       6,441   5,469
4           300,000    300,000  300,000       13,175     11,350   9,729        11,284       9,459   7,838
5           300,000    300,000  300,000       17,317     14,460  12,022        15,426      12,569  10,132
6           300,000    300,000  300,000       21,838     17,660  14,233        20,136      15,958  12,531
7           300,000    300,000  300,000       26,781     20,954  16,363        25,268      19,441  14,851
8           300,000    300,000  300,000       32,183     24,339  18,406        30,859      23,016  17,083
9           300,000    300,000  300,000       38,095     27,822  20,364        36,960      26,687  19,230
10          300,000    300,000  300,000       44,562     31,396  22,228        43,616      30,451  21,282
15          300,000    300,000  300,000       90,069     52,277  31,030        90,069      52,277  31,030
20          300,000    300,000  300,000      164,957     76,244  36,553       164,957      76,244  36,553
25          377,759    300,000  300,000      290,584    102,784  36,729       290,584     102,784  36,729
30          595,662    300,000  300,000      496,385    131,078  27,801       496,385     131,078  27,801
35          953,778    300,000  300,000      829,372    159,740   1,868       829,372     159,740   1,868
40        1,444,877    300,000        0    1,376,073    186,728       0     1,376,073     186,728       0
45        2,384,535    300,000        0    2,270,986    209,597       0     2,270,986     209,597       0
50        3,873,504    300,000        0    3,689,052    225,261       0     3,689,052     225,261       0
55        6,163,257    300,000        0    5,869,768    218,068       0     5,869,768     218,068       0
60        9,553,546    300,000        0    9,553,546     64,967       0     9,553,546      64,967       0
65       15,939,841          0        0   15,939,841          0       0    15,939,841           0       0
70       26,564,203          0        0   26,564,203          0       0    26,564,203           0       0
Age 110  39,971,187          0        0   39,971,187          0       0    39,971,187           0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT             USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           303,097    302,917  302,737        3,097      2,917   2,737         1,206      1,026     846
2           306,477    305,927  305,398        6,477      5,927   5,398         4,586      4,036   3,507
3           310,165    309,030  307,982       10,165      9,030   7,982         8,274      7,139   6,091
4           314,185    312,225  310,484       14,185     12,225  10,484        12,295     10,334   8,593
5           318,574    315,516  312,906       18,574     15,516  12,906        16,684     13,625  11,016
6           323,352    318,892  315,234       23,352     18,892  15,234        21,650     17,190  13,533
7           328,581    322,378  317,491       28,581     22,378  17,491        27,069     20,865  15,978
8           334,309    325,979  319,678       34,309     25,979  19,678        32,985     24,655  18,355
9           340,590    329,706  321,802       40,590     29,706  21,802        39,455     28,571  20,667
10          347,471    333,553  323,853       47,471     33,553  23,853        46,526     32,608  22,907
15          394,799    355,464  333,280       94,799     55,464  33,280        94,799     55,464  33,280
20          475,074    384,375  343,190      175,074     84,375  43,190       175,074     84,375  43,190
25          605,355    417,906  349,901      305,355    117,906  49,901       305,355    117,906  49,901
30          816,598    455,200  351,769      516,598    155,200  51,769       516,598    155,200  51,769
35        1,159,328    494,224  346,417      859,328    194,224  46,417       859,328    194,224  46,417
40        1,716,002    530,835  330,236    1,416,002    230,835  30,236     1,416,002    230,835  30,236
45        2,621,196    557,095        0    2,321,196    257,095       0     2,321,196    257,095       0
50        4,095,776    559,624        0    3,795,776    259,624       0     3,795,776    259,624       0
55        6,514,212    517,086        0    6,204,012    217,086       0     6,204,012    217,086       0
60       10,455,177    402,001        0   10,155,177    102,001       0    10,155,177    102,001       0
65       17,018,385          0        0   16,718,385          0       0    16,718,385          0       0
70       28,161,670          0        0   27,861,670          0       0    27,861,670          0       0
Age 110  42,223,486          0        0   41,923,486          0       0    41,923,486          0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           302,731    302,564  302,397        2,731      2,564   2,397           840        673     506
2           305,896    305,388  304,901        5,896      5,388   4,901         4,005      3,498   3,011
3           309,346    308,298  307,330        9,346      8,298   7,330         7,455      6,407   5,439
4           313,103    311,289  309,678       13,103     11,289   9,678        11,212      9,398   7,787
5           317,196    314,363  311,944       17,196     14,363  11,944        15,306     12,472  10,053
6           321,650    317,513  314,120       21,650     17,513  14,120        19,949     15,812  12,418
7           326,502    320,744  316,207       26,502     20,744  16,207        24,989     19,232  14,694
8           331,782    324,050  318,198       31,782     24,050  18,198        30,459     22,726  16,875
9           337,535    327,433  320,096       37,535     27,433  20,096        36,400     26,299  18,961
10          343,795    330,885  321,888       43,795     30,885  21,888        42,850     29,939  20,942
15          386,983    350,601  330,115       86,983     50,601  30,115        86,983     50,601  30,115
20          454,570    371,713  334,542      154,570     71,713  34,542       154,570     71,713  34,542
25          559,436    391,648  332,824      259,436     91,648  32,824       259,436     91,648  32,824
30          721,080    405,380  321,160      421,080    105,380  21,160       421,080    105,380  21,160
35          968,128    403,195        0      668,128    103,195       0       668,128    103,195       0
40        1,341,772    366,848        0    1,041,772     66,848       0     1,041,772     66,848       0
45        1,902,288          0        0    1,602,288          0       0     1,602,288          0       0
50        2,741,492          0        0    2,441,492          0       0     2,441,492          0       0
55        3,994,924          0        0    3,694,924          0       0     3,694,924          0       0
60        5,885,527          0        0    5,585,527          0       0     5,585,527          0       0
65        8,454,897          0        0    8,154,897          0       0     8,154,897          0       0
70       13,890,371          0        0   13,590,371          0       0    13,590,371          0       0
Age 110  20,749,447          0        0   20,449,447          0       0    20,449,447          0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           303,500    303,500  303,500        2,730      2,563   2,396           839        672     505
2           307,000    307,000  307,000        5,893      5,385   4,897         4,002      3,494   3,006
3           310,500    310,500  310,500        9,339      8,290   7,320         7,449      6,399   5,430
4           314,000    314,000  314,000       13,094     11,275   9,660        11,203      9,384   7,770
5           317,500    317,500  317,500       17,184     14,341  11,915        15,293     12,450  10,024
6           321,000    321,000  321,000       21,637     17,482  14,076        19,935     15,780  12,374
7           324,500    324,500  324,500       26,490     20,701  16,144        24,978     19,189  14,631
8           328,000    328,000  328,000       31,777     23,993  18,110        30,454     22,670  16,786
9           331,500    331,500  331,500       37,544     27,361  19,976        36,410     26,226  18,841
10          335,000    335,000  335,000       43,831     30,795  21,729        42,885     29,850  20,784
15          352,500    352,500  352,500       87,577     50,406  29,591        87,577     50,406  29,591
20          370,000    370,000  370,000      157,987     71,452  33,094       157,987     71,452  33,094
25          387,500    387,500  387,500      274,013     91,486  28,998       274,013     91,486  28,998
30          562,646    405,000  405,000      468,872    105,460  11,080       468,872    105,460  11,080
35          902,302    422,500        0      784,611    101,949       0       784,611    101,949       0
40        1,368,137    440,000        0    1,302,988     51,670       0     1,302,988     51,670       0
45        2,259,108          0        0    2,151,532          0       0     2,151,532          0       0
50        3,670,955          0        0    3,496,148          0       0     3,496,148          0       0
55        5,842,151          0        0    5,563,953          0       0     5,563,953          0       0
60        9,056,947          0        0    9,056,947          0       0     9,056,947          0       0
65       15,112,244          0        0   15,112,244          0       0    15,112,244          0       0
70       25,184,988          0        0   25,184,988          0       0    25,184,988          0       0
Age 110  37,895,880          0        0   37,895,880          0       0    37,895,880          0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT             USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           303,500    303,500  303,500        3,097      2,916   2,736         1,206      1,025     845
2           307,000    307,000  307,000        6,475      5,924   5,395         4,585      4,033   3,504
3           310,500    310,500  310,500       10,162      9,025   7,975         8,271      7,134   6,084
4           314,000    314,000  314,000       14,182     12,216  10,471        12,291     10,325   8,580
5           317,500    317,500  317,500       18,572     15,503  12,884        16,681     13,612  10,994
6           321,000    321,000  321,000       23,353     18,872  15,200        21,651     17,171  13,499
7           324,500    324,500  324,500       28,591     22,352  17,442        27,078     20,839  15,929
8           328,000    328,000  328,000       34,332     25,946  19,609        33,009     24,622  18,286
9           331,500    331,500  331,500       40,638     29,666  21,709        39,503     28,531  20,575
10          335,000    335,000  335,000       47,555     33,506  23,732        46,610     32,561  22,787
15          352,500    352,500  352,500       95,516     55,410  32,896        95,516     55,410  32,896
20          370,000    370,000  370,000      177,591     84,441  42,493       177,591     84,441  42,493
25          408,687    387,500  387,500      314,375    118,583  48,472       314,375    118,583  48,472
30          650,048    405,000  405,000      541,707    157,874  48,604       541,707    157,874  48,604
35        1,053,250    422,500  422,500      915,869    202,295  39,112       915,869    202,295  39,112
40        1,612,753    440,000  440,000    1,535,955    251,904  12,958     1,535,955    251,904  12,958
45        2,690,853    457,500        0    2,562,717    307,357       0     2,562,717    307,357       0
50        4,454,441    475,000        0    4,242,324    372,163       0     4,242,324    372,163       0
55        7,310,965    492,500        0    6,962,824    459,703       0     6,962,824    459,703       0
60       11,516,299    594,488        0   11,516,299    594,488       0    11,516,299    594,488       0
65       19,211,256    767,900        0   19,211,256    767,900       0    19,211,256    767,900       0
70       32,016,110    971,754        0   32,016,110    971,754       0    32,016,110    971,754       0
Age 110  48,174,676  1,173,162        0   48,174,676  1,173,162       0    48,174,676  1,173,162       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Supplemental Coverage Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT           USING GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           303,500    303,500  303,500        2,730      2,563   2,396           839        672      505
2           307,000    307,000  307,000        5,893      5,385   4,897         4,002      3,494    3,006
3           310,500    310,500  310,500        9,339      8,290   7,320         7,449      6,399    5,430
4           314,000    314,000  314,000       13,094     11,275   9,660         11,203      9,384   7,770
5           317,500    317,500  317,500       17,184     14,341  11,915         15,293     12,450  10,024
6           321,000    321,000  321,000       21,637     17,482  14,076         19,935     15,780  12,374
7           324,500    324,500  324,500       26,490     20,701  16,144         24,978     19,189  14,631
8           328,000    328,000  328,000       31,777     23,993  18,110         30,454     22,670  16,786
9           331,500    331,500  331,500       37,544     27,361  19,976         36,410     26,226  18,841
10          335,000    335,000  335,000       43,831     30,795  21,729         42,885     29,850  20,784
15          352,500    352,500  352,500       87,577     50,406  29,591         87,577     50,406  29,591
20          370,000    370,000  370,000      157,987     71,452  33,094         157,987    71,452  33,094
25          525,426    387,500  387,500      270,413     91,486  28,998         270,413    91,486  28,998
30          752,544    405,000  405,000      442,159    105,460  11,080         442,159   105,460  11,080
35        1,057,444    422,500        0      698,660    101,949       0         698,660   101,949       0
40        1,467,504    440,000        0    1,072,183     51,670       0       1,072,183    51,670       0
45        2,024,254          0        0    1,603,302          0       0       1,603,302         0       0
50        2,779,815          0        0    2,348,985          0       0       2,348,985         0       0
55        3,815,385          0        0    3,382,086          0       0       3,382,086         0       0
60        5,242,875          0        0    4,878,409          0       0       4,878,409         0       0
65        7,338,309          0        0    7,338,309          0       0       7,338,309         0       0
70       12,229,503          0        0   12,229,503          0       0      12,229,503         0       0
Age 110  18,401,747          0        0   18,401,747          0       0      18,401,747         0       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------

                         VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36              EXCEL ACCUMULATOR VUL             $300,000 BASE
STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT             USING CURRENT CHARGES             CASH VALUE ACCUMULATION TEST

                  DEATH BENEFIT                   ACCOUNT VALUE              CASH SURRENDER VALUE
           ----------------------------   ----------------------------   -----------------------------
              Assuming Hypothetical          Assuming Hypothetical           Assuming Hypothetical
                   Gross Annual                   Gross Annual                   Gross Annual
               Investment Return of           Investment Return of            Investment Return of
END        ----------------------------   ----------------------------   -----------------------------
OF         12%       6%         0%         12%        6%        0%         12%        6%         0%
YEAR       Gross     Gross      Gross      Gross      Gross     Gross      Gross      Gross      Gross
----       -----     -----      -----      -----      -----     -----      -----      -----      -----
1           303,500    303,500  303,500        3,097      2,916   2,736         1,206      1,025     845
2           307,000    307,000  307,000        6,475      5,924   5,395         4,585      4,033   3,504
3           310,500    310,500  310,500       10,162      9,025   7,975         8,271      7,134   6,084
4           314,000    314,000  314,000       14,182     12,216  10,471        12,291     10,325   8,580
5           317,500    317,500  317,500       18,572     15,503  12,884        16,681     13,612  10,994
6           321,000    321,000  321,000       23,353     18,872  15,200        21,651     17,171  13,499
7           324,500    324,500  324,500       28,591     22,352  17,442        27,078     20,839  15,929
8           328,000    328,000  328,000       34,332     25,946  19,609        33,009     24,622  18,286
9           331,500    331,500  331,500       40,638     29,666  21,709        39,503     28,531  20,575
10          335,000    335,000  335,000       47,555     33,506  23,732        46,610     32,561  22,787
15          352,500    352,500  352,500       95,516     55,410  32,896        95,516     55,410  32,896
20          398,571    370,000  370,000      177,557     84,441  42,493       177,557     84,441  42,493
25          604,289    387,500  387,500      311,000    118,583  48,472       311,000    118,583  48,472
30          893,474    405,000  405,000      524,963    157,874  48,604       524,963    157,874  48,604
35        1,310,238    422,500  422,500      865,682    202,295  39,112       865,682    202,295  39,112
40        1,923,302    440,000  440,000    1,405,196    251,904  12,958     1,405,196    251,904  12,958
45        2,846,399    457,500        0    2,254,479    307,357       0     2,254,479    307,357       0
50        4,244,619    475,000        0    3,586,767    372,163       0     3,586,767    372,163       0
55        6,398,803    516,745        0    5,672,115    458,060       0     5,672,115    458,060       0
60        9,656,166    610,524        0    8,984,904    568,082       0     8,984,904    568,082       0
65       14,657,419    718,212        0   14,657,419    718,212       0    14,657,419    718,212       0
70       24,427,010    908,876        0   24,427,010    908,876       0    24,427,010    908,876       0
Age 110  36,755,350  1,097,252        0   36,755,350  1,097,252       0    36,755,350  1,097,252       0

Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.60%, 4.30%, and 10.20%, respectively, during the first ten policy years, and -1.11%, 4.82%, and 10.75% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    APPENDIX C - DISCLAIMERS

             (Morgan Stanley, Nasdaq, Russell, S&P)

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counter parties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Product(s) described in this Prospectus is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The
Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

The Russell 2000 Index ("Index") is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Mutual Funds prospectus.

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

The Statement of Additional Information (SAI) includes additional information about Carillon Life Account and is dated the same date of this Prospectus. A table of contents for the Statement of Additional Information immediately follows the prospectus table of contents. You can request a free copy of the SAI and personalized illustrations of death benefits, cash surrender values, and cash values, or contact us with any questions you may have about your policy, at 1-800-319-6902. Information about your policy is also available at www.unioncentral.com. You can register there for Service Central access.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SAI can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the hours and location of the Public Reference Room can be obtained by calling the SEC at (202) 942-8090. Information and reports are also available on the SEC's website at http://www.sec.gov. Copies of information you see on the SEC website can also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C., 20549-0102.






Investment Company Act File Number: 811-09076

                          PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                  CARILLON LIFE ACCOUNT

                            of

          THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600


            STATEMENT OF ADDITIONAL INFORMATION
     Excel Accumulator Variable Universal Life Insurance

                        May 1, 2006

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional
Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2006, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 800-319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                      -----------------


                      TABLE OF CONTENTS

TABLE OF CONTENTS . . . . . . . . . . . . . . . . . . . . .1
  General Information and History . . . . . . . . . . . . .2
  Multiple Beneficiaries. . . . . . . . . . . . . . . . . .2
  Additional Information about Operation of
    Contracts and Carillon Life Account . . . . . . . . . .2
Reports to Policy Owners. . . . . . . . . . . . . . . . . .2
  Assignment. . . . . . . . . . . . . . . . . . . . . . . .3
  Distribution of the Policies. . . . . . . . . . . . . . .3
  Custody of Assets . . . . . . . . . . . . . . . . . . . .4
  Financial Statements. . . . . . . . . . . . . . . . . . .4

Appendix A (Guideline Premium and Cash Value
  Accumulation Test Factors). . . . . . . . . . . . . . .A-1
Appendix B (Enhanced Death Benefit Option Tables) . . . .B-1
Appendices C and D (Financial Statements of
  Carillon Life Account and of Union Central) . . . . . .C-1

General Information and History

The Union Central Life Insurance Company is an Ohio company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The policy is issued by Union Central.

On January 1, 2006, The Union Central Life Insurance Company, an Ohio mutual life insurance company, converted to an Ohio stock life insurance subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company.

Carillon Life Account was established under Ohio law on July 10,
1995.  It is registered with the Securities and Exchange
Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries

When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the contract made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Contracts and Carillon
Life Account

Carillon Life Account has participation agreements with the various underlying investment options in order to provide the options in the contracts. These agreements describe the rights and responsibilities of Union Central, Ameritas Investment Corp., and the applicable fund family as they relate to the use of the fund option in the contracts. The participation agreements are filed as exhibits to this registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and earnings sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment

You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies

Carillon Investments, Inc., formerly the principal underwriter for the Contracts, was merged into Ameritas Investment Corp. ("Distributor"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska. Prior to the merger, Carillon Investments, Inc. and Ameritas Investment Corp. were affiliates of Union Central. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the "NASD"). More information about the Distributor and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

The Distributor offers the policies through its sales representatives. The Distributor also may enter into selling agreements with other broker-dealers for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

The Distributor received sales compensation with respect to the Policies issued under this separate account in the following amounts during the periods indicated:

                     YEAR       AMOUNT
                     ----     ----------
                     2005     $4,438,116
                     2004     $4,519,575
                     2003     $2,758,161

Under the underwriting agreement with the Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and the Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid.
 Because the Distributor is our subsidiary, we also pay for the Distributor's operating and other expenses.

Because sales representatives of the Distributor are also insurance agents of Union Central, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Union Central offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from Union Central for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain Union Central productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Some funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Class 12b-1 shares of the portfolios to pay fees out of portfolio assets to those who sell and distribute portfolio shares. The Distributor receives .25% of subaccount assets, in the form of 12b-1 fees, from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from FTVIPT Templeton Growth Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and ..19% from Seligman Smaller-Cap Value Portfolio (Class 2). In addition to 12b-1 fees, some portfolios pay annual revenue sharing of between .05% and .25% of subaccount assets for our providing various shareholder support and marketing services.

From time to time we, in conjunction with the Distributor, may conduct special sales programs. During 2005, we conducted no special sales programs.

Custody of Assets

Title to the assets of Carillon Life Account is held by Union
Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Financial Statements

The financial statements of the Depositor and the subaccounts of the Registrant follow this Statement of Additional Information.

                               APPENDIX A

       (Guideline Premium and Cash Value Accumulation Test Factors)
                        APPLICABLE PERCENTAGES
                      FOR GUIDELINE PREMIUM TEST


Attained             Attained             Attained             Attained
  Age     Percentage   Age     Percentage   Age     Percentage   Age    Percentage
 0-40       250%       50        185%       60        130%         70     115%
  41        243%       51        178%       61        128%         71     113%
  42        236%       52        171%       62        126%         72     111%
  43        229%       53        164%       63        124%         73     109%
  44        222%       54        157%       64        122%         74     107%
  45        215%       55        150%       65        120%       75-90    105%
  46        209%       56        146%       66        119%         91     104%
  47        203%       57        142%       67        118%         92     103%
  48        197%       58        138%       68        117%         93     102%
  49        191%       59        134%       69        116%         94     101%
                                                                   95+    100%



                CASH VALUE ACCUMULATION TEST FACTORS
                ------------------------------------
Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
0       10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
1       10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
2       10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
3        9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
4        9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
5        9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
6        8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
7        8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
8        8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
9        7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.213154    1.244623    1.277229    1.296205    1.233551    1.257691
82       1.200646    1.227680    1.257217    1.273442    1.219365    1.239601
83       1.188859    1.211790    1.238377    1.252139    1.205891    1.222606
84       1.177886    1.197033    1.220760    1.232355    1.193218    1.206785
85       1.167718    1.183411    1.204557    1.214032    1.181402    1.192124
86       1.158262    1.170850    1.189424    1.197087    1.170276    1.178558
87       1.149337    1.159222    1.175463    1.181361    1.159775    1.165932
88       1.140711    1.148370    1.162232    1.166706    1.149595    1.154112
89       1.132413    1.138071    1.149795    1.152921    1.139812    1.142883
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739

                    APPENDIX B

       ENHANCED DEATH BENEFIT OPTION TABLES

              GUIDELINE PREMIUM TEST
                NINE YEAR CORRIDOR

Attained                        Attained
Age         Percentage          Age          Percentage
0-40          250.00%
41            243.00            71            113.00%
42            236.00            72            111.00
43            229.00            73            109.00
44            222.00            74            107.00
45            215.00            75            105.00

46            209.00            76            105.00
47            203.00            77            105.00
48            197.00            78            105.00
49            191.00            79            105.00
50            185.00            80            105.00

51            178.00            81            109.20
52            171.00            82            113.40
53            164.00            83            117.60
54            157.00            84            121.80
55            150.00            85            126.00

56            146.00            86            121.80
57            142.00            87            117.60
58            138.00            88            113.40
59            134.00            89            109.20
60            130.00            90            105.00

61            128.00            91            104.00
62            126.00            92            103.00
63            124.00            93            102.00
64            122.00            94            101.00
65            120.00            95 and over   100.00

66            119.00
67            118.00
68            117.00
69            116.00
70            115.00


    ENHANCED DEATH BENEFIT OPTION TABLES

         GUIDELINE PREMIUM TEST
          FIFTEEN YEAR CORRIDOR

Attained                Attained
Age      Percentage     Age        Percentage
0-40      250.00%
  41      243.00        71           113.00%
  42      236.00        72           111.00
  43      229.00        73           109.00
  44      222.00        74           107.00
  45      215.00        75           105.00

  46      209.00        76           105.00
  47      203.00        77           105.00
  48      197.00        78           107.63
  49      191.00        79           110.25
  50      185.00        80           112.88

  51      178.00        81           115.50
  52      171.00        82           118.13
  53      164.00        83           120.75
  54      157.00        84           123.38
  55      150.00        85           126.00

  56      146.00        86           123.38
  57      142.00        87           120.75
  58      138.00        88           118.13
  59      134.00        89           115.50
  60      130.00        90           112.88

  61      128.00        91           109.20
  62      126.00        92           105.58
  63      124.00        93           102.00
  64      122.00        94           101.00
  65      120.00        95 and over  100.00

  66      119.00
  67      118.00
  68      117.00
  69      116.00
  70      115.00


                   ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                            NINE YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                  ENHANCED DEATH BENEFIT OPTION TABLES

                      CASH VALUE ACCUMULATION TEST
                        NINE YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.261680    1.294408    1.328319    1.348053    1.282893    1.307999
82       1.296698    1.325894    1.357794    1.375318    1.316914    1.338769
83       1.331522    1.357205    1.386982    1.402395    1.350598    1.369319
84       1.366347    1.388559    1.416081    1.429531    1.384133    1.399871
85       1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86       1.343584    1.358187    1.379732    1.388621    1.357520    1.367128
87       1.287257    1.298329    1.316519    1.323124    1.298948    1.305844
88       1.231968    1.240240    1.255211    1.260042    1.241563    1.246441
89       1.177709    1.183594    1.195786    1.199038    1.185405    1.188598
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739



                  ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                           FIFTEEN YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                    ENHANCED DEATH BENEFIT OPTION TABLES
                        CASH VALUE ACCUMULATION TEST
                        FIFTEEN YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51      2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52      2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53      2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54      1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55      1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56      1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57      1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58      1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59      1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60      1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61      1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62      1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63      1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64      1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65      1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66      1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67      1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68      1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69      1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70      1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71      1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72      1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73      1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74      1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75      1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76      1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77      1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78      1.285872    1.333909    1.377528    1.407201    1.311914    1.351104
79      1.302081    1.345532    1.386607    1.413214    1.327009    1.361804
80      1.318276    1.357244    1.395733    1.419398    1.342005    1.372575
81      1.334470    1.369085    1.404952    1.425825    1.356906    1.383460
82      1.350727    1.381140    1.414369    1.432622    1.371785    1.394551
83      1.367188    1.393559    1.424134    1.439960    1.386775    1.405997
84      1.384016    1.406514    1.434393    1.448017    1.402032    1.417973
85      1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86      1.360958    1.375749    1.397574    1.406577    1.375074    1.384806
87      1.321737    1.333105    1.351783    1.358565    1.333741    1.340822
88      1.283300    1.291916    1.307511    1.312544    1.293294    1.298376
89      1.245654    1.251878    1.264774    1.268213    1.253794    1.257171
90      1.208520    1.212724    1.222977    1.225318    1.214841    1.216951
91      1.171617    1.174200    1.182129    1.183569    1.176315    1.177464
92      1.134636    1.136040    1.141948    1.142690    1.137961    1.138456
93      1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94      1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95      1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96      1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97      1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98      1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99      1.019739    1.019739    1.019739    1.019739    1.019739    1.019739

                          APPENDIX C

FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Year ended December 31, 2005

[Ernst & Young letterhead]


        Report of Independent Registered Public Accounting Firm


To the Contract Owners of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company


We have audited the accompanying statements of assets and liabilities of Carillon Life Account (the Account), a separate account of The Union Central Life Insurance Company comprised of the subaccounts described in Note 1, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Life Account at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                          /s/ ERNST & YOUNG LLP

Cincinnati, Ohio
March 31, 2006

                                          CARILLON LIFE ACCOUNT
                                   STATEMENTS OF ASSETS AND LIABILITIES
=========================================================================================================
DECEMBER 31, 2005

                                                           Summit Mutual Funds, Inc.
                                                              (affiliated issuer)
                                     --------------------------------------------------------------------
                                                                                    S&P        S&P MidCap
                                         Zenith    Balanced Index     Bond       500 Index     400 Index
                                       Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                       ----------    ----------    ----------    ----------    ----------
ASSETS
 Investments in shares
  of Summit Mutual Funds, Inc.
  at fair value (cost $4,707,259;
  $817,897; $3,991,439;
  $25,436,841; $6,764,786;
  $2,877,587; $2,695,774;
  $702,990; $714,047)                  $5,603,860      $894,787    $3,920,337    $25,880,435   $8,889,481
                                       ----------    ----------    ----------    -----------   ----------
        Total Invested Assets           5,603,860       894,787     3,920,337    25,880,435     8,889,481

OTHER ASSETS & (LIABILITIES)                  113            35           104           551           152
                                       ----------    ----------    ----------    -----------   ----------
NET ASSETS (Contract Owners' Equity)   $5,603,973      $894,822    $3,920,441    $25,880,986   $8,889,633
                                       ----------    ----------    ----------    -----------   ----------

                                                        Summit Mutual Funds, Inc.
                                                           (affiliated issuer)
                                    --------------------------------------------------------------------
                                      Russell 2000     Nasdaq-100   Lehman Aggregate        EAFE
                                    Small Cap Index      Index         Bond Index    International Index
                                       Subaccount      Subaccount      Subaccount        Subaccount
                                       ----------      ----------      ----------        ----------
ASSETS
 Investments in shares
  of Summit Mutual Funds, Inc.
  at fair value (cost $4,707,259;
  $817,897; $3,991,439;
  $25,436,841; $6,764,786;
  $2,877,587; $2,695,774;
  $702,990; $714,047)                  $3,764,124      $3,382,214        $698,144          $792,250
                                       ----------      ----------      ----------        ----------
        Total Invested Assets           3,764,124       3,382,214         698,144           792,250

OTHER ASSETS & (LIABILITIES)                 (339)            360              29               (25)
                                       ----------      ----------      ----------        ----------
NET ASSETS (Contract Owners' Equity)   $3,763,785      $3,382,574        $698,173          $792,225
                                       ==========      ==========      ==========        ==========


                                                    Scudder Variable Series I
                                                      (unaffiliated issuer)
                                        ------------------------------------------------
                                           Money            Capital
                                           Market            Growth        International
                                         Subaccount       Subaccount(A)      Subaccount
                                         ----------       -------------      ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $2,924,571; $5,924,438
  $5,252,378; $3,491,086;
   $993,902; $581; $20,244)              $2,924,571       $5,440,632         $5,983,364
                                         ----------       ----------         ----------
        Total Invested Assets             2,924,571        5,440,632          5,983,364

OTHER ASSETS & (LIABILITIES)                    727             (363)              (211)
                                         ----------       ----------         ----------
NET ASSETS (Contract Owners' Equity)     $2,925,298       $5,440,269         $5,983,153
                                         ==========       ==========         ==========



                                                               AIM Variable
                                                          Insurance Funds, Inc.
                                                          (unaffiliated issuer)
                                      --------------------------------------------------------------
                                         Capital                          Basic
                                      Appreciation       Growth          Balanced        Basic Value
                                       Subaccount      Subaccount      Subaccount(A)      Subaccount
                                       ----------      ----------      -------------      ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $2,924,571; $5,924,438
  $5,252,378; $3,491,086;
  $993,902; $581; $20,244)             $3,790,921      $1,211,979            $590            $21,039
                                       ----------      ----------      ----------         ----------
        Total Invested Assets           3,790,921       1,211,979             590             21,039

OTHER ASSETS & (LIABILITIES)                   68              39              (1)                 0
                                       ----------      ----------      ----------         ----------
NET ASSETS (Contract Owners' Equity)   $3,790,989      $1,212,018            $589            $21,039
                                       ==========      ==========      ==========         ==========


(A)  Formerly known as AIM V.I. Balanced.

The accompanying notes are an integral part of the financial statements.

                                          CARILLON LIFE ACCOUNT
                                   STATEMENTS OF ASSETS AND LIABILITIES
=========================================================================================================
DECEMBER 31, 2005
                                                                MFS Variable
                                                               Insurance Trust
                                                            (unaffiliated issuer)
                                       -----------------------------------------------------------------
                                       Investors        High        Emerging       Total          New
                                         Trust         Income        Growth        Return      Discovery
                                       Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                       ----------    ----------    ----------    ----------    ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $5,407,850; $2,362,980;
  $6,338,693; $3,011,136;
  $1,746,518; $1,104,508;
  $3,995,908; $67,048)                 $5,761,162    $2,442,767    $6,541,920    $3,299,489    $2,103,911
                                       ----------    ----------    ----------    ----------    ----------
        Total Invested Assets           5,761,162     2,442,767     6,541,920     3,299,489     2,103,911

OTHER ASSETS & (LIABILITIES)                 (210)           58           115           208            76
                                       ----------    ----------    ----------    ----------    ----------
NET ASSETS (Contract Owners' Equity)   $5,760,952    $2,442,825    $6,542,035    $3,299,697    $2,103,987
                                       ==========    ==========    ==========    ==========    ==========

                                                      American Century
                                                  Variable Portfolios, Inc.
                                                    (unaffiliated issuer)
                                         ----------------------------------------------
                                           Income
                                          & Growth          Value         International
                                         Subaccount       Subaccount       Subaccount
                                         ----------       ----------       ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $5,407,850; $2,362,980;
  $6,338,693; $3,011,136;
  $1,746,518; $1,104,508;
  $3,995,908; $67,048)                   $1,314,386       $4,463,131          $72,543
                                         ----------       ----------       ----------
        Total Invested Assets             1,314,386        4,463,131           72,543

OTHER ASSETS & (LIABILITIES)                     37            1,205                1
                                         ----------       ----------       ----------
NET ASSETS (Contract Owners' Equity)     $1,314,423       $4,464,336          $72,544
                                         ==========       ==========       ==========

                                                                                        Franklin Templeton
                                               Oppenheimer Variable                     Variable Insurance
                                                   Account Funds                          Products Trust
                                               (unaffiliated issuer)                   (unaffiliated issuer)
                                      ----------------------------------------        -----------------------
                                                       Global       Capital            Foreign       Growth
                                      Main Street    Securities   Appreciation        Securities    Securities
                                       Subaccount    Subaccount    Subaccount         Subaccount    Subaccount
                                       ----------    ----------    ----------         ----------    ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $2,430,129;
  $2,495,384; $36,668;
  $4,001,409; $25,542;
  $1,841,473; $283,798;
  $1,106,006)                          $2,941,165    $3,349,900       $38,448         $4,810,485       $27,298
                                       ----------    ----------    ----------         ----------    ----------
        Total Invested Assets           2,941,165     3,349,900        38,448          4,810,485        27,298

OTHER ASSETS & (LIABILITIES)                  118          (171)           25                193             0
                                       ----------    ----------    ----------         ----------    ----------

NET ASSETS (Contract Owners' Equity)   $2,941,283    $3,349,729       $38,473         $4,810,678       $27,298
                                       ==========    ==========    ==========         ==========    ==========


                                         Neuberger Berman
                                             Advisers
                                         Management Trust             Alger American Fund
                                      (unaffiliated issuer)          (unaffiliated issuer)
                                      ---------------------       -----------------------------
                                                                   Leveraged          MidCap
                                            Guardian                 AllCap           Growth
                                           Subaccount              Subaccount        Subaccount
                                           ----------              ----------        ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $2,430,129;
  $2,495,384; $36,668;
  $4,001,409; $25,542;
  $1,841,473; $283,798;
  $1,106,006)                              $2,402,760                $338,043        $1,304,567
                                           ----------              ----------        ----------
        Total Invested Assets               2,402,760                 338,043         1,304,567

OTHER ASSETS & (LIABILITIES)                      169                    (831)              105
                                           ----------              ----------        ----------
NET ASSETS (Contract Owners' Equity)       $2,402,929                $337,212        $1,304,672
                                           ==========              ==========        ==========



The accompanying notes are an integral part of the financial statements.

                                          CARILLON LIFE ACCOUNT
                                   STATEMENTS OF ASSETS AND LIABILITIES
=========================================================================================================
DECEMBER 31, 2005

                                        Seligman Portfolios, Inc.      Universal Institutional Funds, Inc.
                                         (unaffiliated issuer)               (unaffiliated issuer)
                                     -----------------------------     -----------------------------------
                                     Communications  Smaller-Cap            Core Plus        U.S.
                                     & Information       Value              Fixed Inc.    Real Estate
                                       Subaccount    Subaccount(A)          Subaccount    Subaccount
                                       ----------    -------------          ----------    ----------
ASSETS
 Investments in securities
  of unaffiliated
  issuers, at fair value
  (cost $232,767;
  $3,585,851; $242,432;
  $761,695)                              $275,048    $3,875,392                  $243,026      $876,171

        Total Invested Assets             275,048     3,875,392                   243,026       876,171
                                       ----------    ----------                ----------    ----------
OTHER ASSETS & (LIABILITIES)                    2           136                         8           109
                                       ----------    ----------                ----------    ----------
NET ASSETS (Contract Owners' Equity)     $275,050    $3,875,528                  $243,034      $876,280
                                       ==========    ==========                ==========    ==========


(A)        Formerly known as Seligman Small-Cap Value.



The accompanying notes are an integral part of the financial statements.


                                     CARILLON LIFE ACCOUNT
                                    STATEMENTS OF OPERATIONS
======================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                                         Summit Mutual Funds, Inc.
                                                            (affiliated issuer)
                                    ------------------------------------------------------------------
                                     Balanced        S&P        S&P MidCap   Russell 2000   Nasdaq-100
                                      Zenith        Index          Bond       500 Index     400 Index
                                    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                    ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
 Ordinary dividend income              $71,370       $21,931      $181,458      $363,432       $36,541


EXPENSES
 Mortality and expense
  risk charge                           37,365         6,411        29,924       185,045        57,535
                                    ----------    ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)            34,005        15,520       151,534       178,387       (20,994)
                                    ----------    ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                   129,732           164       (10,049)     (567,326)       61,027
  Realized gain on distributions       199,943             0             0             0       151,550
                                    ----------    ----------    ----------    ----------    ----------
  Net realized gain (loss)             329,675           164       (10,049)     (567,326)      212,577

  Net unrealized appreciation
  (depreciation) of investments        (49,752)        4,521       (90,703)    1,316,698       663,420
                                    ----------    ----------    ----------    ----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            279,923         4,685      (100,752)      749,372       875,997
                                    ----------    ----------    ----------    ----------    ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS               $313,928       $20,205       $50,782      $927,759      $855,003
                                    ==========    ==========    ==========    ==========    ==========


                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                                 ------------------------------------------------------------
                                                                    Lehman          EAFE
                                   Russell 2000    Nasdaq 100   Aggregate Bond  International
                                 Small Cap Index      Index          Index         Index
                                    Subaccount     Subaccount     Subaccount     Subaccount
                                    ----------     ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income              $15,136        $18,171        $13,616         $2,291


EXPENSES
 Mortality and expense
  risk charge                           24,692         24,232          2,659          2,975
                                    ----------     ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)            (9,556)        (6,061)        10,957           (684)
                                    ----------     ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                    31,181        (24,524)          (255)        11,200
  Realized gain on distributions        30,566              0              0          2,553
                                    ----------     ----------     ----------     ----------
  Net realized gain (loss)              61,747        (24,524)          (255)        13,753

  Net unrealized appreciation
  (depreciation) of investments         78,797         54,131         (5,747)        51,435
                                    ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            140,544         29,607         (6,002)        65,188
                                    ----------     ----------     ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS               $130,988        $23,546         $4,955        $64,504
                                    ==========     ==========     ==========     ==========

The accompanying notes are an integral part of the financial statements.


                                CARILLON LIFE ACCOUNT
                              STATEMENTS OF OPERATIONS
===============================================================================
YEAR ENDED DECEMBER 31, 2005

                                           Scudder Variable Series I
                                              (unaffiliated issuer)
                                    ------------------------------------------
                                      Money         Capital
                                      Market         Growth      International
                                    Subaccount     Subaccount     Subaccount
                                    ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income              $71,998        $50,911        $90,426

EXPENSES
 Mortality and expense
  risk charge                           20,093         39,375         41,882
                                    ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)            51,905         11,536         48,544
                                    ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                         0       (397,126)      (619,294)
  Realized gain on distributions             0              0              0
                                    ----------     ----------     ----------
  Net realized gain (loss)                   0       (397,126)      (619,294)

  Net unrealized appreciation
  (depreciation) of investments              0        797,030      1,381,154
                                    ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                  0        399,904        761,860
                                    ----------     ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                $51,905       $411,440       $810,404
                                    ==========     ==========     ==========


                                                        AIM Variable
                                                   Insurance Funds, Inc.
                                                   (unaffiliated issuer)
                                   --------------------------------------------------------
                                     Capital                        Basic
                                   Appreciation      Growth        Balanced     Basic Value
                                    Subaccount     Subaccount     Subaccount     Subaccount
                                    ----------     ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income               $2,321             $0             $7            $18


EXPENSES
 Mortality and expense
  risk charge                           26,627          8,092              0             91
                                    ----------     ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)           (24,306)        (8,092)             7            (73)
                                    ----------     ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                  (355,588)           537              0             37
  Realized gain on distributions             0              0              0            227
                                    ----------     ----------     ----------     ----------
  Net realized gain (loss)            (355,588)           537              0            264

  Net unrealized appreciation
  (depreciation) of investments        655,493         82,028              9            795
                                    ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            299,905         82,565              9          1,059
                                    ----------     ----------     ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS               $275,599        $74,473            $16           $986
                                    ==========     ==========     ==========     ==========


                                                     MFS Variable
                                                   Insurance Trust
                                                (unaffiliated issuer)
                                       ----------------------------------------
                                        Investors        High         Emerging
                                          Trust         Income         Growth
                                       Subaccount     Subaccount     Subaccount
                                       ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income                 $30,192       $146,717             $0

EXPENSES
 Mortality and expense
  risk charge                              41,709         17,042         46,056
                                       ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)              (11,517)       129,675        (46,056)
                                       ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                      (63,831)       (14,981)      (736,306)
  Realized gain on distributions                0              0              0
                                       ----------     ----------     ----------
  Net realized gain (loss)                (63,831)       (14,981)      (736,306)

  Net unrealized appreciation
  (depreciation) of investments           429,703        (80,546)     1,286,152
                                       ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS               365,872        (95,527)       549,846
                                       ----------     ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                  $354,355        $34,148       $503,790
                                       ==========     ==========     ==========

The accompanying notes are an integral part of the financial statements.


                                          CARILLON LIFE ACCOUNT
                                         STATEMENTS OF OPERATIONS
===========================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                          MFS Variable                          American Century
                                         Insurance Trust                    Variable Portfolios, Inc.
                                      (unaffiliated issuer)                   (unaffiliated issuer)
                                     -----------------------         --------------------------------------
                                       Total         New              Income
                                      Return      Discovery          & Growth        Value     International
                                    Subaccount    Subaccount         Subaccount    Subaccount    Subaccount
                                    ----------    ----------         ----------    ----------    ----------
INVESTMENT INCOME
 Dividend income                       $61,353            $0           $23,081        $36,564           $44


EXPENSES
 Mortality and expense
  risk charge                           23,221        13,873             9,291         31,434           187
                                    ----------    ----------        ----------     ----------    ----------
NET INVESTMENT INCOME (LOSS)            38,132       (13,873)           13,790          5,130          (143)
                                    ----------    ----------        ----------     ----------    ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                    33,183        (7,702)           26,521         76,537           167

  Realized gain on distributions       120,283             0                 0        423,059             0
                                    ----------    ----------        ----------     ----------    ----------
  Net realized gain (loss)             153,466        (7,702)           26,521        499,596           167

  Net unrealized appreciation
  (depreciation) of investments       (126,373)      114,317            11,007       (320,820)        5,453
                                    ----------    ----------        ----------     ----------    ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                    27,093       106,615            37,528        178,776         5,620
                                    ----------    ----------        ----------     ----------    ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                $65,225       $92,742           $51,318       $183,906        $5,477
                                    ==========    ==========        ==========     ==========    ==========

                                                                                     Franklin Templeton
                                             Oppenheimer Variable                    Variable Insurance
                                                  Account Funds                        Products Trust
                                             (unaffiliated issuer)                  (unaffiliated issuer)
                                   ----------------------------------------        ------------------------
                                                    Global       Capital            Foreign       Growth
                                   Main Street    Securities   Appreciation        Securities    Securities
                                    Subaccount    Subaccount    Subaccount         Subaccount    Subaccount
                                    ----------    ----------    ----------         ----------    ----------
INVESTMENT INCOME
 Dividend income                       $38,237       $21,911            $0            $48,352          $186

EXPENSES
 Mortality and expense
  risk charge                           21,793        19,168           116             30,967           108
                                    ----------    ----------    ----------         ----------    ----------
NET INVESTMENT INCOME (LOSS)            16,444         2,743          (116)            17,385            78
                                    ----------    ----------    ----------         ----------    ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                    50,838        47,285            76            (69,543)           33
  Realized gain on distributions             0             0             0                  0             0
                                    ----------    ----------    ----------         ----------    ----------
  Net realized gain (loss)              50,838        47,285            76             (69,543)          33

  Net unrealized appreciation
  (depreciation) of investments         84,450       328,671         1,780            449,628         1,756
                                    ----------    ----------    ----------         ----------    ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                   135,288       375,956         1,856            380,085         1,789
                                    ----------    ----------    ----------         ----------    ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS               $151,732      $378,699        $1,740           $397,470        $1,867
                                    ==========    ==========    ==========         ==========    ==========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON LIFE ACCOUNT
                                      STATEMENTS OF OPERATIONS
====================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                 Neuberger Berman
                               Advisers Management
                                       Trust                    Alger American Fund
                              (unaffiliated issuer)            (unaffiliated issuer)
                               --------------------          ------------------------
                                                             Leveraged        MidCap
                                     Guardian                  AllCap         Growth
                                    Subaccount               Subaccount     Subaccount
                                    ----------               ----------     ----------
INVESTMENT INCOME
 Dividend income                        $3,546                       $0             $0


EXPENSES
 Mortality and expense
  risk charge                           16,921                    2,360          8,577
                                    ----------               ----------     ----------
NET INVESTMENT INCOME (LOSS)           (13,375)                  (2,360)        (8,577)
                                    ----------               ----------     ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                    45,944                   29,561         86,669
  Realized gain on distributions             0                        0         44,609
                                    ----------               ----------     ----------
  Net realized gain                     45,944                   29,561        131,278
                                    ----------               ----------     ----------
  Net unrealized appreciation
  (depreciation) of investments        140,256                   14,637        (19,407)
                                    ----------               ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            186,200                   44,198        111,871
                                    ----------               ----------     ----------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS               $172,825                  $41,838       $103,294
                                    ==========               ==========     ==========

                                    Seligman Portfolios, Inc.     Universal Institutional Funds, Inc.
                                     (unaffiliated issuer)              (unaffiliated issuer)
                                  ----------------------------    ----------------------------------
                                  Communications   Smaller-Cap        Core Plus           U.S.
                                  & Information       Value          Fixed Income     Real Estate
                                    Subaccount     Subaccount         Subaccount      Subaccount
                                    ----------     ----------         ----------      ----------
INVESTMENT INCOME
 Dividend income                            $0       $382,249             $5,612         $22,088


EXPENSES
 Mortality and expense
  risk charge                            1,918         24,671              1,113           4,685
                                    ----------     ----------         ----------      ----------
NET INVESTMENT INCOME (LOSS)            (1,918)       357,578              4,499          17,403
                                    ----------     ----------         ----------      ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on
         investments                    17,788         79,208                580          54,343
  Realized gain on distributions             0              0                  0               0
                                    ----------     ----------         ----------      ----------
  Net realized gain                     17,788         79,208                580          54,343

  Net unrealized appreciation
  (depreciation) of investments          2,057       (548,248)               120          26,682
                                    ----------     ----------         ----------      ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS             19,845       (469,040)               700          81,025
                                    ----------     ----------         ----------      ----------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                $17,927      ($111,462)            $5,199         $98,428
                                    ==========     ==========         ==========      ==========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Summit Mutual Funds, Inc.
                                                                 Zenith Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $34,005          $26,822
 Net realized gain on investments                              329,675           78,104
 Net unrealized appreciation (depreciation)
    of investments                                             (49,752)         406,431
                                                           -----------      -----------
  Net increase in net assets resulting from operations         313,928          511,357
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    935,752          735,966
 Transfers between subaccounts
  (including fixed account), net                               671,319          201,071
 Surrenders                                                   (647,760)        (569,425)
                                                           -----------      -----------
  Net proceeds from equity transactions                        959,311          367,612
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,273,239          878,969

NET ASSETS (Beginning of year)                               4,330,734        3,451,765
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,603,973       $4,330,734
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                            Summit Mutual Funds, Inc.
                                                            Balanced Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $15,520           $7,023
 Net realized gain (loss) on investments                           164          (12,020)
 Net unrealized appreciation of investments                      4,521           56,658
                                                           -----------      -----------
  Net increase in net assets resulting from operations          20,205           51,661
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    183,811          207,800
 Transfers between subaccounts
  (including fixed account), net                               (49,454)           6,930
 Surrenders                                                   (106,632)        (143,044)
                                                           -----------      -----------
  Net proceeds from equity transactions                         27,725           71,686
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      47,930          123,347

NET ASSETS (Beginning of year)                                 846,892          723,545
                                                           -----------      -----------
NET ASSETS (End of year)                                      $894,822         $846,892
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Summit Mutual Funds, Inc.
                                                                  Bond Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $151,534         $126,847
 Net realized gain (loss) on investments                       (10,049)           9,311
 Net unrealized depreciation of investments                    (90,703)         (15,397)
                                                           -----------      -----------
  Net increase in net assets resulting from operations          50,782          120,761
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    921,432          950,552
 Transfers between subaccounts
  (including fixed account), net                              (243,409)         (44,562)
 Surrenders                                                   (649,282)        (448,531)
                                                           -----------      -----------
  Net proceeds from equity transactions                         28,741          457,459
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      79,523          578,220

NET ASSETS (Beginning of year)                               3,840,918        3,262,698
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,920,441       $3,840,918
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                            Summit Mutual Funds, Inc.
                                                             S&P 500 Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income (loss)                                 $178,387         ($80,214)
 Net realized loss on investments                             (567,326)        (527,381)
 Net unrealized appreciation of investments                  1,316,698        2,721,763
                                                           -----------      -----------
  Net increase in net assets resulting from operations         927,759        2,114,168
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  4,416,210        4,709,141
 Transfers between subaccounts
  (including fixed account), net                               (79,819)        (159,442)
 Surrenders                                                 (3,918,791)      (3,341,361)
                                                           -----------      -----------
  Net proceeds from equity transactions                        417,600        1,208,338
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,345,359        3,322,506

NET ASSETS (Beginning of year)                              24,535,627       21,213,121
                                                           -----------      -----------
NET ASSETS (End of year)                                   $25,880,986      $24,535,627
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Summit Mutual Funds, Inc.
                                                         S&P MidCap 400 Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($20,994)        ($27,640)
 Net realized gain (loss) on investments                       212,577          (11,825)
 Net unrealized appreciation of investments                    663,420          851,716
                                                           -----------      -----------
  Net increase in net assets resulting from operations         855,003          812,251
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,800,864        1,548,656
 Transfers between subaccounts
  (including fixed account), net                               634,178          461,147
 Surrenders                                                 (1,049,309)        (668,874)
                                                           -----------      -----------
  Net proceeds from equity transactions                      1,385,733        1,340,929
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   2,240,736        2,153,180

NET ASSETS (Beginning of year)                               6,648,897        4,495,717
                                                           -----------      -----------
NET ASSETS (End of year)                                    $8,889,633       $6,648,897
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Summit Mutual Funds, Inc.
                                                     Russell 2000 Small Cap Index Subaccount
                                                     ---------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($9,556)        ($14,097)
 Net realized gain on investments                               61,747           16,132
 Net unrealized appreciation of investments                     78,797          413,088
                                                           -----------      -----------
  Net increase in net assets resulting from operations         130,988          415,123
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    718,181          679,772
 Transfers between subaccounts
  (including fixed account), net                               238,463          218,974
 Surrenders                                                   (371,831)        (313,163)
                                                           -----------      -----------
  Net proceeds from equity transactions                        584,813          585,583
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     715,801        1,000,706

NET ASSETS (Beginning of year)                               3,047,984        2,047,278
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,763,785       $3,047,984
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                            Summit Mutual Funds, Inc.
                                                           Nasdaq-100 Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($6,061)        ($20,594)
 Net realized loss on investments                              (24,524)         (48,214)
 Net unrealized appreciation of investments                     54,131          353,424
                                                           -----------      -----------
  Net increase in net assets resulting from operations          23,546          284,616
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    656,407          680,874
 Transfers between subaccounts
  (including fixed account), net                              (196,843)         220,344
 Surrenders                                                   (386,471)        (371,973)
                                                           -----------      -----------
  Net proceeds from equity transactions                         73,093          529,245
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      96,639          813,861

NET ASSETS (Beginning of year)                               3,285,935        2,472,074
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,382,574       $3,285,935
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Summit Mutual Funds, Inc.
                                                     Lehman Aggregate Bond Index Subaccount
                                                     --------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $10,957           $2,695
 Net realized loss on investments                                 (255)             (96)
 Net unrealized appreciation (depreciation)
    of investments                                              (5,747)           1,105
                                                           -----------      -----------
  Net increase in net assets resulting from operations           4,955            3,704
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    183,803           120,205
 Transfers between subaccounts
  (including fixed account), net                               357,897           60,065
 Surrenders                                                    (52,833)         (19,004)
                                                           -----------      -----------
  Net proceeds from equity transactions                        488,867          161,266
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     493,822          164,970

NET ASSETS (Beginning of year)                                 204,351           39,381
                                                           -----------      -----------
NET ASSETS (End of year)                                      $698,173         $204,351
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                            Summit Mutual Funds, Inc.
                                                       EAFE International Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                             ($684)           ($383)
 Net realized gain on investments                               13,753            2,885
 Net unrealized appreciation of investments                     51,435           24,904
                                                           -----------      -----------
  Net increase in net assets resulting from operations          64,504           27,406
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    154,089           86,023
 Transfers between subaccounts
  (including fixed account), net                               409,397          105,079
 Surrenders                                                    (48,978)         (25,669)
                                                           -----------      -----------
  Net proceeds from equity transactions                        514,508          165,433
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    579,012           192,839

NET ASSETS (Beginning of year)                                 213,213           20,374
                                                           -----------      -----------
NET ASSETS (End of year)                                      $792,225         $213,213
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                             Scudder Variable Series I
                                                              Money Market Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------

OPERATIONS
 Net investment income                                         $51,905           $4,205
                                                           -----------      -----------
  Net increase in net assets resulting from operations          51,905            4,205
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  3,083,112        3,412,069
 Transfers between subaccounts
  (including fixed account), net                            (2,726,551)      (3,717,076)
 Surrenders                                                   (248,605)          43,605
                                                           -----------      -----------
  Net proceeds (withdrawals) from equity transactions          107,956         (261,402)
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                          159,861         (257,197)

NET ASSETS (Beginning of year)                               2,765,437        3,022,634
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,925,298       $2,765,437
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                            Scudder Variable Series I
                                                            Capital Growth Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment gain (loss)                                    $11,536         ($10,965)
 Net realized loss on investments                             (397,126)        (332,972)
 Net unrealized appreciation of investments                    797,030          701,301
                                                           -----------      -----------
  Net increase in net assets resulting from operations         411,440          357,364
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    898,361        1,010,256
 Transfers between subaccounts
  (including fixed account), net                              (291,923)        (175,551)
 Surrenders                                                   (842,168)      (1,009,385)
                                                           -----------      -----------
  Net withdrawals from equity transactions                    (235,730)        (174,680)
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     175,710          182,684

NET ASSETS (Beginning of year)                               5,264,559        5,081,875
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,440,269       $5,264,559
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                            Scudder Variable Series I
                                                             International Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $48,544          $26,360
 Net realized loss on investments                             (619,294)        (280,924)
 Net unrealized appreciation of investments                  1,381,154          984,601
                                                           -----------      -----------
  Net increase in net assets resulting from operations         810,404          730,037
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    862,405          982,394
 Transfers between subaccounts
  (including fixed account), net                              (405,673)         (67,221)
 Surrenders                                                   (763,706)        (785,262)
                                                           -----------      -----------
  Net proceeds (withdrawals) from equity transactions         (306,974)         129,911
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     503,430          859,948

NET ASSETS (Beginning of year)                               5,479,723        4,619,775
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,983,153       $5,479,723
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                         Capital Appreciation Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($24,306)        ($26,404)
 Net realized loss on investments                             (355,588)        (194,442)
 Net unrealized appreciation of investments                    655,493          418,845
                                                           -----------      -----------
  Net increase in net assets resulting from operations         275,599          197,999
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    675,056          754,637
 Transfers between subaccounts
  (including fixed account), net                              (173,818)        (132,823)
 Surrenders                                                   (641,255)        (673,364)
                                                           -----------      -----------
  Net withdrawals from equity transactions                    (140,017)         (51,550)
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     135,582          146,449

NET ASSETS (Beginning of year)                               3,655,407        3,508,958
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,790,989       $3,655,407
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                                Growth Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($8,092)         ($6,232)
 Net realized gain (loss) on investments                           537          (20,750)
 Net unrealized appreciation of investments                     82,028           95,665
                                                           -----------      -----------
  Net increase in net assets resulting from operations          74,473           68,683
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    324,844          299,377
 Transfers between subaccounts
  (including fixed account), net                               (41,858)          83,073
 Surrenders                                                   (148,677)        (144,389)
                                                           -----------      -----------
  Net proceeds from equity transactions                        134,309          238,061
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     208,782          306,744

NET ASSETS (Beginning of year)                               1,003,236          696,492
                                                           -----------      -----------
NET ASSETS (End of year)                                    $1,212,018       $1,003,236
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                             STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                            Basic Balanced Subaccount
                                                       ----------------------------------

                                                              Year Ended December 31,

                                                                     2005(A)
                                                                   -----------
OPERATIONS
 Net investment income                                                     $7
 Net realized gain on investments                                           0
 Net unrealized appreciation of investments                                 9
                                                                   ----------
  Net increase in net assets resulting from operations                     16
                                                                   ----------

EQUITY TRANSACTIONS
 Contract purchase payments                                               428
 Transfers between subaccounts
  (including fixed account), net                                          266
 Surrenders                                                              (121)
                                                                   ----------
  Net proceeds from equity transactions                                   573
                                                                   ----------

NET INCREASE IN NET ASSETS                                                589

NET ASSETS (Beginning of year)                                            ---
                                                                   ----------
NET ASSETS (End of year)                                                 $589
                                                                   ==========

(A) While the subaccount commenced operations on October 18, 2004, there was no activity through December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                             STATEMENT OF CHANGES IN NET ASSETS
=========================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                              Basic Value Subaccount
                                                       ----------------------------------

                                                             Year Ended December 31,

                                                                    2005(A)
                                                                  ----------
OPERATIONS
 Net investment loss                                                    ($73)
 Net realized gain on investments                                        264
 Net unrealized appreciation of investments                              795
                                                                  ----------
  Net increase in net assets resulting from operations                   986
                                                                  ----------

EQUITY TRANSACTIONS
 Contract purchase payments                                           17,423
 Transfers between subaccounts
  (including fixed account), net                                       5,538
 Surrenders                                                           (2,908)
                                                                  ----------
  Net proceeds from equity transactions                               20,053
                                                                  ----------

NET INCREASE IN NET ASSETS                                            21,039

NET ASSETS (Beginning of year)                                           ---
                                                                  ----------
NET ASSETS (End of year)                                             $21,039
                                                                  ==========

(A) While the subaccount commenced operations on October 18, 2004, there was no activity through December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                           MFS Variable Insurance Trust
                                                            Investors Trust Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($11,517)         ($6,021)
 Net realized loss on investments                              (63,831)        (120,845)
 Net unrealized appreciation of investments                    429,703          666,381
                                                           -----------      -----------
  Net increase in net assets resulting from operations         354,355          539,515
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    805,957          896,915
 Transfers between subaccounts
  (including fixed account), net                              (179,644)        (222,110)
 Surrenders                                                   (817,244)      (1,068,940)
                                                           -----------      -----------
  Net withdrawals from equity transactions                    (190,931)        (394,135)
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     163,424          145,380

NET ASSETS (Beginning of year)                               5,597,528        5,452,148
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,760,952       $5,597,528
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                           MFS Variable Insurance Trust
                                                              High Income Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $129,675          $69,589
 Net realized loss on investments                              (14,981)         (27,228)
 Net unrealized appreciation (depreciation)
    of investments                                             (80,546)         109,937
                                                           -----------      -----------
  Net increase in net assets resulting from operations          34,148          152,298
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    523,920          487,973
 Transfers between subaccounts
  (including fixed account), net                                98,140            2,597
 Surrenders                                                   (332,338)        (217,728)
                                                           -----------      -----------
  Net proceeds from equity transactions                        289,722          272,842
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     323,870          425,140

NET ASSETS (Beginning of year)                               2,118,955        1,693,815
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,442,825       $2,118,955
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                           MFS Variable Insurance Trust
                                                            Emerging Growth Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($46,056)        ($45,215)
 Net realized loss on investments                             (736,306)        (838,324)
 Net unrealized appreciation of investments                  1,286,152        1,585,912
                                                           -----------      -----------
  Net increase in net assets resulting from operations         503,790          702,373
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,135,851        1,296,484
 Transfers between subaccounts
  (including fixed account), net                              (343,785)        (452,575)
 Surrenders                                                 (1,051,419)      (1,328,717)
                                                           -----------      -----------
  Net withdrawals from equity transactions                    (259,353)        (484,808)
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     244,437          217,565

NET ASSETS (Beginning of year)                               6,297,598        6,080,033
                                                           -----------      -----------
NET ASSETS (End of year)                                    $6,542,035       $6,297,598
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                           MFS Variable Insurance Trust
                                                              Total Return Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $38,132          $22,384
 Net realized gain on investments                              153,466           14,505
 Net unrealized appreciation (depreciation)
    of investments                                            (126,373)         225,653
                                                           -----------      -----------
  Net increase in net assets resulting from operations          65,225          262,542
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    603,468          546,965
 Transfers between subaccounts
  (including fixed account), net                               210,104          117,691
 Surrenders                                                   (439,677)        (335,764)
                                                           -----------      -----------
  Net proceeds from equity transactions                        373,895          328,892
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     439,120          591,434

NET ASSETS (Beginning of year)                               2,860,577        2,269,143
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,299,697       $2,860,577
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                           MFS Variable Insurance Trust
                                                             New Discovery Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($13,873)        ($11,609)
 Net realized loss on investments                               (7,702)         (15,675)
 Net unrealized appreciation of investments                    114,317          132,562
                                                           -----------      -----------
  Net increase in net assets resulting from operations          92,742          105,278
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    504,397          463,716
 Transfers between subaccounts
  (including fixed account), net                               (77,526)          63,734
 Surrenders                                                   (249,511)        (196,247)
                                                           -----------      -----------
  Net proceeds from equity transactions                        177,360          331,203
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     270,102          436,481

NET ASSETS (Beginning of year)                               1,833,885        1,397,404
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,103,987       $1,833,885
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================

                                                   American Century Variable Portfolios, Inc.
                                                            Income & Growth Subaccount
                                                   ------------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $13,790           $3,390
 Net realized gain on investments                               26,521            2,510
 Net unrealized appreciation of investments                     11,007          104,181
                                                           -----------      -----------
  Net increase in net assets resulting from operations          51,318          110,081
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    259,549          231,680
 Transfers between subaccounts
  (including fixed account), net                                80,011          253,301
 Surrenders                                                   (189,772)        (110,406)
                                                           -----------      -----------
  Net proceeds from equity transactions                        149,788          374,575
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     201,106          484,656

NET ASSETS (Beginning of year)                               1,113,317          628,661
                                                           -----------      -----------
NET ASSETS (End of year)                                    $1,314,423       $1,113,317
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================

                                                   American Century Variable Portfolios, Inc.
                                                                  Value Subaccount
                                                   ------------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                          $5,130           $4,446
 Net realized gain on investments                              499,596           41,712
 Net unrealized appreciation (depreciation)
    of investments                                            (320,820)         394,907
                                                           -----------      -----------
  Net increase in net assets resulting from operations         183,906          441,065
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    915,741          928,855
 Transfers between subaccounts
  (including fixed account), net                              (177,091)         413,396
 Surrenders                                                   (513,923)        (355,418)
                                                           -----------      -----------
  Net proceeds from equity transactions                        224,727          986,833
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     408,633        1,427,898

NET ASSETS (Beginning of year)                               4,055,703        2,627,805
                                                           -----------      -----------
NET ASSETS (End of year)                                    $4,464,336       $4,055,703
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================

                                                   American Century Variable Portfolios, Inc.
                                                            International Subaccount
                                                   ------------------------------------------

                                                             Period Ended December 31,

                                                               2005           2004(A)
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                             ($143)           $ ---
 Net realized gain on investments                                  167              ---
 Net unrealized appreciation of investments                      5,453               43
                                                           -----------      -----------
  Net increase in net assets resulting from operations           5,477               43
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                     29,409              253
 Transfers between subaccounts
  (including fixed account), net                                42,629              925
 Surrenders                                                     (6,122)             (70)
                                                           -----------      -----------
  Net proceeds from equity transactions                         65,916           1,108
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      71,393            1,151

NET ASSETS (Beginning of period)                                 1,151              ---
                                                           -----------      -----------
NET ASSETS (End of period)                                     $72,544           $1,151
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                       Oppenheimer Variable Account Funds
                                                              Main Street Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $16,444             $617
 Net realized gain (loss) on investments                        50,838           (1,992)
 Net unrealized appreciation of investments                     84,450          215,594
                                                           -----------      -----------
  Net increase in net assets resulting from operations         151,732          214,219
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    632,169          656,289
 Transfers between subaccounts
  (including fixed account), net                              (281,135)          90,900
 Surrenders                                                   (389,030)        (246,926)
                                                           -----------      -----------
  Net proceeds (withdrawals) from equity transactions          (37,996)         500,263
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     113,736          714,482

NET ASSETS (Beginning of year)                               2,827,547        2,113,065
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,941,283       $2,827,547
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                       Oppenheimer Variable Account Funds
                                                          Global Securities Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------

OPERATIONS
 Net investment income                                          $2,743           $6,584
 Net realized gain on investments                               47,285            6,546
 Net unrealized appreciation of investments                    328,671          280,895
                                                           -----------      -----------
  Net increase in net assets resulting from operations         378,699          294,025
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    582,913          425,559
 Transfers between subaccounts
  (including fixed account), net                               694,056          166,937
 Surrenders                                                   (306,405)        (180,800)
                                                           -----------      -----------
  Net proceeds from equity transactions                        970,564          411,696
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,349,263          705,721

NET ASSETS (Beginning of year)                               2,000,466        1,294,745
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,349,729       $2,000,466
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                             STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================

                                                       Oppenheimer Variable Account Funds
                                                         Capital Appreciation Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                                     2005(A)
                                                                   -----------
OPERATIONS
 Net investment loss                                                     ($116)
 Net realized gain on investments                                           76
 Net unrealized appreciation of investments                              1,780
                                                                   -----------
  Net increase in net assets resulting from operations                   1,740
                                                                   -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                             14,777
 Transfers between subaccounts
  (including fixed account), net                                        26,362
 Surrenders                                                             (4,406)
                                                                   -----------
  Net proceeds from equity transactions                                 36,733
                                                                   -----------

NET INCREASE IN NET ASSETS                                              38,473

NET ASSETS (Beginning of year)                                             ---
                                                                   -----------
NET ASSETS (End of year)                                               $38,473
                                                                   ===========

(A) While the subaccount commenced operations on October 18, 2004, there was no activity through December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                          Franklin Templeton Variable
                                                            Insurance Products Trust
                                                          Foreign Securities Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------

OPERATIONS
 Net investment income                                         $17,385           $9,097
 Net realized loss on investments                              (69,543)        (130,089)
 Net unrealized appreciation on investments                    449,628          621,284
                                                           -----------      -----------
  Net increase in net assets resulting from operations         397,470          500,292
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    966,416          757,595
 Transfers between subaccounts
  (including fixed account), net                               485,028          182,209
 Surrenders                                                   (519,300)        (489,040)
                                                           -----------      -----------
  Net proceeds from equity transactions                        932,144          450,764
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,329,614          951,056

NET ASSETS (Beginning of year)                               3,481,064        2,530,008
                                                           -----------      -----------
NET ASSETS (End of year)                                    $4,810,678       $3,481,064
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENT OF CHANGES IN NET ASSETS
===========================================================================================

                                                           Franklin Templeton Variable
                                                             Insurance Products Trust
                                                           Growth Securities Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                                     2005(A)
                                                                   -----------
OPERATIONS
 Net investment income                                                     $78
 Net realized gain on investments                                           33
 Net unrealized appreciation of investments                              1,756
                                                                   -----------
  Net increase in net assets resulting from operations                   1,867
                                                                   -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                              5,411
 Transfers between subaccounts
  (including fixed account), net                                        22,206
 Surrenders                                                             (2,186)
                                                                   -----------
  Net proceeds from equity transactions                                 25,431
                                                                   -----------

NET INCREASE IN NET ASSETS                                              27,298

NET ASSETS (Beginning of year)                                             ---
                                                                   -----------
NET ASSETS (End of year)                                               $27,298
                                                                   ===========


(A) While the subaccount commenced operations on October 18, 2004, there was no activity through December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                                 Neuberger Berman
                                                             Advisers Management Trust
                                                                Guardian Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($13,375)        ($10,523)
 Net realized gain (loss) on investments                        45,944           (3,649)
 Net unrealized appreciation on investments                    140,256          272,281
                                                           -----------      -----------
  Net increase in net assets resulting from operations         172,825          258,109
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    470,238          507,029
 Transfers between subaccounts
  (including fixed account), net                                19,426          108,040
 Surrenders                                                   (388,822)        (196,454)
                                                           -----------      -----------
  Net proceeds from equity transactions                        100,842          418,615
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     273,667          676,724

NET ASSETS (Beginning of year)                               2,129,262        1,452,538
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,402,929       $2,129,262
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                               Alger American Fund
                                                           Leveraged AllCap Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($2,360)         ($1,808)
 Net realized gain on investments                               29,561            1,966
 Net unrealized appreciation on investments                     14,637           19,308
                                                           -----------      -----------
  Net increase in net assets resulting from operations          41,838           19,466
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                     92,221          100,138
 Transfers between subaccounts
  (including fixed account), net                                26,762             (341)
 Surrenders                                                   (110,226)         (36,166)
                                                           -----------      -----------
  Net proceeds from equity transactions                          8,757           63,631
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      50,595           83,097

NET ASSETS (Beginning of year)                                 286,617          203,520
                                                           -----------      -----------
NET ASSETS (End of year)                                      $337,212         $286,617
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                                Alger American Fund
                                                             MidCap Growth Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($8,577)         ($7,661)
 Net realized gain on investments                              131,278            8,432
 Net unrealized appreciation (depreciation)
    on investments                                             (19,407)         112,239
                                                           -----------      -----------
  Net increase in net assets resulting from operations         103,294          113,010
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    329,628          289,141
 Transfers between subaccounts
  (including fixed account), net                               (58,538)         156,106
 Surrenders                                                   (158,517)        (120,789)
                                                           -----------      -----------
  Net proceeds from equity transactions                        112,573          324,458
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     215,867          437,468

NET ASSETS (Beginning of year)                               1,088,805          651,337
                                                           -----------      -----------
NET ASSETS (End of year)                                    $1,304,672       $1,088,805
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================

                                                            Seligman Portfolios, Inc.
                                                     Communications & Information Subaccount
                                                     ---------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($1,918)         ($1,501)
 Net realized gain (loss) on investments                        17,788              (62)
 Net unrealized appreciation on investments                      2,057           23,088
                                                           -----------      -----------
  Net increase in net assets resulting from operations          17,927           21,525
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                     63,850           72,036
 Transfers between subaccounts
  (including fixed account), net                                   426           22,015
 Surrenders                                                    (50,749)         (30,028)
                                                           -----------      -----------
  Net proceeds from equity transactions                         13,527           64,023
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                      31,454           85,548

NET ASSETS (Beginning of year)                                 243,596          158,048
                                                           -----------      -----------
NET ASSETS (End of year)                                      $275,050         $243,596
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                            Seligman Portfolios, Inc.
                                                           Smaller-Cap Value Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income (loss)                                 $357,578         ($12,278)
 Net realized gain on investments                               79,208           13,375
 Net unrealized appreciation (depreciation)
    on investments                                            (548,248)         431,121
                                                           -----------      -----------
  Net increase (decrease) in net assets resulting
    from operations                                           (111,462)         432,218
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    977,477          721,362
 Transfers between subaccounts
  (including fixed account), net                               397,427          391,153
 Surrenders                                                   (407,187)        (218,445)
                                                           -----------      -----------
  Net proceeds from equity transactions                        967,717          894,070
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     856,255        1,326,288

NET ASSETS (Beginning of year)                               3,019,273        1,692,985
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,875,528       $3,019,273
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================

                                                       Universal Institutional Funds, Inc.
                                                        Core Plus Fixed Income Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                          $4,499           $1,707
 Net realized gain on investments                                  580               21
 Net unrealized appreciation on investments                        120              120
                                                           -----------      -----------
  Net increase in net assets resulting from operations           5,199            1,848
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                     89,588           11,911
 Transfers between subaccounts
  (including fixed account), net                                94,918           37,797
 Surrenders                                                    (20,730)          (2,859)
                                                           -----------      -----------
  Net proceeds from equity transactions                        163,776           46,849
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     168,975           48,697

NET ASSETS (Beginning of year)                                  74,059           25,362
                                                           -----------      -----------
NET ASSETS (End of year)                                      $243,034          $74,059
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                    CARILLON LIFE ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                       Universal Institutional Funds, Inc.
                                                           U.S. Real Estate Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $17,403           $8,604
 Net realized gain on investments                               54,343           15,684
 Net unrealized appreciation on investments                     26,682           79,206
                                                           -----------      -----------
  Net increase in net assets resulting from operations          98,428          103,494
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    259,253          124,596
 Transfers between subaccounts
  (including fixed account), net                                54,821          270,167
 Surrenders                                                    (66,693)         (55,443)
                                                           -----------      -----------
  Net proceeds from equity transactions                        247,381          339,320
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     345,809          442,814

NET ASSETS (Beginning of year)                                 530,471           87,657
                                                           -----------      -----------
NET ASSETS (End of year)                                      $876,280         $530,471
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.

                       CARILLON LIFE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------

DECEMBER 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance Company (the Life Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Life Account was established on July 10, 1995 under Ohio law and by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on December 29, 1995. The Life Account is comprised of thirty-six subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., or Universal Institutional Fund, Inc. (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds.

On October 18, 2004, the Account began operations in the AIM Variable Insurance Funds, Inc.'s Balanced Fund and Basic Value Fund and the American Century Variable Portfolios, Inc.'s International Fund and the Oppenheimer Variable Account Funds' Capital Appreciation Fund and the Franklin Templeton Variable Insurance Products Trust's Growth Securities Fund.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently stated at the net asset value of the Funds' shares held, and represent the fair values of the Funds' securities determined at the end of each business day.

Use of estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Life Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

                                            Purchases
     Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                               $1,608,205
$414,994
Balanced Index Subaccount                         $148,897
$105,654
Bond Subaccount                                 $1,029,127
$848,842
S&P 500 Index Subaccount                        $2,412,719
$1,816,801
S&P MidCap 400 Index Subaccount                 $1,919,002
$402,797
Russell 2000 Small Cap Index Subaccount           $721,141
$115,333
Nasdaq-100 Index Subaccount                       $431,259
$364,234
Lehman Aggregate Bond Index Subaccount            $543,746
$43,946
EAFE International Index Subaccount               $606,652
$90,246

SCUDDER VARIABLE SERIES I
Money Market Subaccount                         $2,587,069
$2,427,272
Capital Growth Subaccount                         $374,836
$598,947
International Subaccount                          $528,380
$786,659

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount                   $340,451
$504,786
Growth Subaccount                                 $222,798
$96,590
Basic Balanced Subaccount                             $581
$93
Basic Value Subaccount                             $22,420
$2,213

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                        $277,294
$479,730
High Income Subaccount                            $597,397
$177,841
Emerging Growth Subaccount                        $418,988
$724,424
Total Return Subaccount                           $822,433
$290,142
New Discovery Subaccount                          $391,861
$228,390

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                        $312,051       $148,482
Value Subaccount                                $1,386,293       $734,421
International Subaccount                           $67,048         $1,904

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Subaccount                            $487,446       $509,007
Global Securities Subaccount                    $1,165,762       $192,473
Capital Appreciation Subaccount                    $39,396         $2,804

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount                   $1,170,024       $220,559
Growth Securities Subaccount                       $25,542         $1,608

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                               $423,650       $336,081

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                       $122,121       $114,880
MidCap Growth Subaccount                          $380,883       $232,295

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount            $59,736        $48,128
Smaller-Cap Value Subaccount                    $1,641,239       $315,973

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount                 $214,221        $45,952
U.S. Real Estate Subaccount                       $509,196       $244,503


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccounts of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2005:

                                            Summit Mutual Funds, Inc.
                           ----------------------------------------------------------

                                        Balanced                S&P 500    S&P MidCap
                             Zenith      Index        Bond       Index     400 Index
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share     $91.78      $45.74      $47.07      $82.85      $66.08
Number of shares              61,058      19,562      83,287      312,377      134,526


                                           Summit Mutual Funds, Inc.
                        ---------------------------------------------------------------
                                                            Lehman           EAFE
                          Russell 2000     Nasdaq-100   Aggregate Bond    International
                        Small Cap Index      Index           Index           Index
                           Subaccount      Subaccount      Subaccount      Subaccount
                           ----------      ----------      ----------      ----------
Net asset value per share    $65.46          $22.97          $49.06          $81.98
Number of shares             57,503         147,245          14,230           9,664


                                          Scudder Variable Series I
                               --------------------------------------------
                                 Money          Capital
                                 Market          Growth       International
                               Subaccount      Subaccount      Subaccount
                               ----------      ----------      ----------
Net asset value per share           $1.00          $16.90         $10.85
Number of shares                2,924,571         321,931        551,462


AIM Variable Insurance Fund, Inc.
                            Capital                       Basic
                          Appreciation     Growth       Balanced    Basic Value
                           Subaccount    Subaccount    Subaccount    Subaccount
                           ----------    ----------    ----------    ---------
Net asset value per share    $24.68        $17.25        $10.99        $12.37
Number of shares            153,603        70,260            54         1,701


                                          MFS Variable Insurance Trust
                           ---------------------------------------------------------
                            Investors     High      Emerging      Total      New
                             Trust       Income      Growth      Return    Discovery
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share     $19.29        $9.87      $19.13      $20.69      $15.65
Number of shares             298,661      247,494     341,972     159,473     134,435


                                American Century Variable Portfolios, Inc.
                               -------------------------------------------
                                 Income
                                & Growth          Value       International
                               Subaccount      Subaccount      Subaccount
                               ----------      ----------      ----------
Net asset value per share          $7.51           $8.20          $8.23
Number of shares                 175,018         544,284          8,814


                                                                      Franklin Templeton Variable
                            Oppenheimer Variable Account Funds          Insurance Products Trust
                          --------------------------------------      ---------------------------
                                          Global     Capital              Foreign      Growth
                          Main Street   Securities  Appreciation         Securities   Securities
                           Subaccount   Subaccount   Subaccount          Subaccount   Subaccount
                           ----------   ----------   ----------          ----------   ----------
Net asset value per share    $21.79        $33.38       $38.52             $15.62        $13.81
Number of shares            134,978       100,357          998            307,970         1,977



                       Neuberger Berman
                     Advisers Management
                              Trust          Alger American Fund        Seligman Portfolios, Inc.
                     -------------------    -----------------------    ----------------------------
                                             Leveraged    MidCap       Communications   Smaller-Cap
                            Guardian          AllCap      Growth        & Information     Value
                           Subaccount       Subaccount   Subaccount       Subaccount    Subaccount
                           ----------       ----------   ----------       ----------    ----------
Net asset value per share    $17.50           $34.78       $21.90           $13.72         $16.59
Number of shares            137,301            9,719       59,569           20,047        233,598


                                Univeral Institutional Funds, Inc.
                                ----------------------------------
                                     Core Plus          U.S.
                                   Fixed Income     Real Estate
                                    Subaccount      Subaccount
Net asset value per share             $11.53          $23.08
Number of shares                      21,078          37,962


NOTE 4 - ACCOUNT CHARGES

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

     (a) for the Zenith Portfolio - .64% of the current net asset value.

     (b) for the Bond Portfolio - .47% of the current net asset value.

     (c) for the S&P 500 Index Portfolio - .25% of the current net asset value.

     (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

     (e) for the Balanced Index Portfolio - .30% of the current net asset value.

     (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

     (g)  for the Russell 2000 Small Cap Index Portfolio -
          .35% of the current net asset value.

     (h) for the EAFE International Index Portfolio - .56% of the current net asset value.

     (i) for the Lehman Aggregate Bond Index Portfolio - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. Effective July 1, 2003, the Adviser agreed to temporarily waive its fees and/or reimburse expenses of the S&P 500 Index Portfolio, to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the Portfolio until March 31, 2004, then to 0.39% of the average daily net assets effective April 1, 2004 until December 31, 2005. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2005.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December 31, 2005, the Adviser waived fees of $28,942 for Bond Portfolio and $269,654 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $30,791 for Balanced Index Portfolio, $29,652 for Nasdaq-100 Index Portfolio, $275,408 for EAFE International Index Portfolio, and $10,065 for Lehman Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended
December 31 (year ended unless otherwise noted):

                                                      Summit Mutual Funds, Inc.
                            --------------------------------------------------------------------------------
                                                               Balanced
                                    Zenith                      Index                        Bond
                                  Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                71,194.32    38,689.45      11,966.26     13,949.98      54,990.96     50,190.37
Units Redeemed              21,083.51    17,649.29       9,400.53      7,159.08      53,349.16     21,201.52
Net Increase (Decrease)     50,110.81    21,040.16       2,565.73      6,790.90       1,641.80     28,988.85


                                                      Summit Mutual Funds, Inc.
                            --------------------------------------------------------------------------------
                                    S&P 500                   S&P MidCap                 Russell 2000
                                     Index                    400 Index                 Small Cap Index
                                  Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
Units Issued                 109,464.08   156,231.99     101,875.39    95,861.42      55,390.23    58,406.31
Units Redeemed                88,525.21    90,201.53      22,108.52     8,328.35       8,717.52     7,163.76
Net Increase (Decrease)       20,938.87    66,030.46      79,766.87    87,533.07      46,672.71    51,242.55


                                                      Summit Mutal Funds, Inc.
                            --------------------------------------------------------------------------------
                                  Nasdaq-100            Lehman Aggregate Bond          EAFE International
                                    Index                       Index                        Index
                                  Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                 110,976.92   174,813.75     51,424.88     16,621.08      37,712.22     14,185.14
Units Redeemed                91,816.54    31,923.54      4,133.80        746.57       5,796.73      1,997.41
Net Increase (Decrease)       19,160.38   142,890.21     47,291.08     15,874.51      31,915.49     12,187.73


                                                     Scudder Variable Series I
                            --------------------------------------------------------------------------------
                                   Money                      Capital
                                   Market                      Growth                   International
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                 191,500.48   244,340.49       19,926.91    25,398.53      32,546.57    39,732.42
Units Redeemed               183,528.22   264,441.24       33,705.18    36,124.06      53,592.09    29,837.14
Net Increase (Decrease)        7,972.26   (20,100.75)     (13,778.27)  (10,725.53)    (21,045.52)    9,895.28


                                                 AIM Variable Insurance Fund, Inc.
                            --------------------------------------------------------------------------------
                                   Capital
                                Appreciation                   Growth                  Basic Balanced
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004(1)
                               ----        ----           ----          ----           ----          ----
Units Issued                  38,847.63    42,161.63      48,669.17    81,266.08       60.67       ---
Units Redeemed                54,621.99    48,431.95      20,304.01    26,843.43        8.38       ---
Net Increase (Decrease)      (15,774.36)    (6,270.32)    28,365.16    54,422.65       52.29       ---


(1)   Period from October 18, 2004 through December 31, 2004.

                                AIM Variable
                             Insurance Fund, Inc.                  MFS Variable Insurance Trust
                            ---------------------       ----------------------------------------------------
                                                             Investors                     High
                                Basic Value                    Trust                       Income
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                  1,982.52      ---           16,062.46    21,020.03      31,580.85    31,402.71
Units Redeemed                  191.76      ---           27,451.53    46,858.94      11,832.05    12,080.22
Net Increase (Decrease)       1,790.76      ---          (11,389.07)  (25,838.91)     19,748.80    19,322.49


                                                   MFS Variable Insurance Trust
                            --------------------------------------------------------------------------------
                                  Emerging                     Total                         New
                                   Growth                      Return                     Discovery
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                  30,973.98    40,084.71      46,323.04    40,306.92      48,381.39    57,125.93
Units Redeemed                48,838.31    75,594.87      19,963.20    15,314.35      27,426.53    15,684.77
Net Increase (Decrease)      (17,864.33)  (35,510.16)     26,359.84    24,992.57      20,954.86    41,441.16


                                                          American Century
                                                      Variable Portfolios, Inc.
                            --------------------------------------------------------------------------------
                                   Income
                                  & Growth                     Value                    International
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005        2004(1)
                               ----        ----           ----          ----           ----        -------
Units Issued                 31,202.54    46,932.17      55,935.97     69,794.81      5,759.67     102.70
Units Redeemed               15,150.63     3,923.71      42,617.07      6,707.20        154.11       0.95
Net Increase (Decrease)      16,051.91    43,008.46      13,318.90     63,087.61      5,605.56     101.75


                                                             Oppenheimer
                                                        Variable Account Funds
                            ------------------------------------------------------------------------------
                                                               Global                      Capital
                                Main Street                  Securities                  Appreciation
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ----------------------
                               2005        2004           2005          2004           2005        2004(1)
                               ----        ----           ----          ----           ----        -------
Units Issued                 51,429.40     68,634.34     104,412.17    50,411.14      3,592.84      ---
Units Redeemed               54,926.07      9,067.90      17,353.24     7,509.17        201.50      ---
Net Increase (Decrease)      (3,496.67)    59,566.44      87,058.93    42,901.97      3,391.34      ---


                                      Franklin Templeton Variable                     Neuberger Berman
                                        Insurance Products Trust                  Advisers Management Trust
                            ------------------------------------------------     ---------------------------
                                   Foreign                    Growth
                                 Securities                  Securities                   Guardian
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                 77,244.60    51,939.01       2,405.18     ---           41,602.73    55,656.69
Units Redeemed               14,374.87    17,388.61         135.19     ---           31,502.75    11,164.40
Net Increase (Decrease)      62,869.73    34,550.40       2,269.99     ---           10,099.98    44,492.29


(1)   Period from October 18, 2004 through December 31, 2004.


                                         Alger American Fund                       Seligman Portfolios, Inc.
                            ---------------------------------------------------    -------------------------
                                 Leveraged                     MidCap                   Communications
                                   AllCap                      Growth                   & Information
                                 Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     ------------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                 14,310.53    11,790.17      30,116.36    37,711.65      6,847.18     11,312.88
Units Redeemed               13,137.38     3,997.00      20,446.29     5,684.67      5,290.27      3,635.69
Net Increase (Decrease)       1,173.15     7,793.17       9,670.07    32,026.98      1,556.91      7,677.19


                           Seligman Portfolios, Inc.            Universal Institutional Funds, Inc.
                           -------------------------     --------------------------------------------------
                                 Smaller-Cap                  Core Plus                       U.S.
                                     Value                   Fixed Income                 Real Estate
                                  Subaccount                  Subaccount                   Subaccount
                            ----------------------      -----------------------     -----------------------
                               2005        2004           2005          2004           2005          2004
                               ----        ----           ----          ----           ----          ----
Units Issued                 77,714.60    59,613.96      19,521.36     4,679.76      26,728.73    29,712.90
Units Redeemed               18,822.40     3,182.85       4,279.64       153.13      13,942.61     6,184.43
Net Increase (Decrease)      58,892.20    56,431.11      15,241.72     4,526.63      12,786.12    23,528.47


NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended December 31 (year ended unless otherwise noted):


                                            2005           2004           2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value                          $20.12         $18.96         $16.64         $12.37
$16.21
Prior year accumulation unit value               $18.96         $16.64         $12.37         $16.21
$14.68
Number of accumulation units outstanding,
 end of period                               278,553.15     228,442.33     207,402.17     177,609.64
142,111.66
Total net assets                              5,603,973      4,330,734      3,451,765      2,196,981
2,303,035
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   6.12%         13.91%         34.55%        -23.67%
10.41%
Investment income ratio (3)                        1.44%          1.42%          0.12%          0.55%
1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                          $11.19         $10.94         $10.24          $8.77
$9.96
Prior year accumulation unit value               $10.94         $10.24          $8.77          $9.96
$10.49
Number of accumulation units outstanding,
 end of period                                79,992.37      77,426.65      70,635.75      56,277.57
45,232.50
Total net assets                                894,822        846,892        723,545        493,460
450,375
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   2.27%          6.78%         16.82%        -11.94%         -
5.10%
Investment income ratio (3)                        2.52%          1.63%          2.34%          3.59%
1.25%

BOND SUBACCOUNT
Accumulation unit value                          $16.22         $16.00         $15.46         $14.39
$13.71
Prior year accumulation unit value               $16.00         $15.46         $14.39         $13.71
$12.94
Number of accumulation units outstanding,
 end of period                               241,711.22     240,069.42     211,080.57     187,639.06
135,109.72
Total net assets                              3,920,441      3,840,918      3,262,698      2,700,376
1,852,900
Expense ratio (1)                                 0.75%           0.75%          0.75%          0.75%
0.75%
Total return (2)                                  1.38%           3.51%          7.41%          4.94%
6.01%
Investment income ratio (3)                       4.68%           4.30%          6.91%          5.98%
4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                          $20.40         $19.67         $17.95         $14.13
$18.39
Prior year accumulation unit value               $19.67         $17.95         $14.13         $18.39
$21.14
Number of accumulation units outstanding,
 end of period                             1,268,532.56   1,247,593.69   1,181,563.23   1,063,096.63
933,676.56
Total net assets                             25,880,986     24,535,627     21,213,121     15,025,674
17,166,157
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   3.74%          9.54%         27.02%        -23.13%        -
13.04%
Investment income ratio (3)                        1.44%          0.39%          0.86%          0.38%
0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                          $18.83         $16.95         $14.75         $11.03
$13.10
Prior year accumulation unit value               $16.95         $14.75         $11.03         $13.10
$13.35
Number of accumulation units outstanding,
 end of period                               472,048.55     392,281.67     304,748.60     234,011.97
145,694.76
Total net assets                              8,889,633      6,648,897      4,495,717      2,581,384
1,908,321
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                  11.11%         14.89%         33.73%        -15.78%         -
1.91%
Investment income ratio (3)                        0.47%          0.23%          0.49%          0.49%
0.31%



                                            2005           2004           2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value                          $13.22         $12.81         $10.96          $7.56
$9.64
Prior year accumulation unit value               $12.81         $10.96          $7.56          $9.64
$9.57
Number of accumulation units outstanding,
 end of period                               284,639.70     237,966.99     186,724.44     136,294.72
61,840.15
Total net assets                              3,763,785      3,047,984      2,047,278      1,029,711
596,255
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   3.24%         16.82%         45.12%        -21.64%
0.78%
Investment income ratio (3)                        0.44%          0.18%          0.54%          0.18%
0.90%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                           $4.12          $4.09          $3.75          $2.54
$4.09
Prior year accumulation unit value                $4.09          $3.75          $2.54          $4.09
$6.17
Number of accumulation units outstanding,
 end of period                               821,903.36     802,742.99     659,852.78     434,825.42
232,091.21
Total net assets                              3,382,574      3,285,935      2,472,074      1,104,227
949,970
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   0.54%          9.26%         47.53%        -37.96%        -
33.64%
Investment income ratio (3)                         ---            ---            ---            ---
---

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value                          $10.41         $10.32         $10.04(4)
Prior year accumulation unit value               $10.32         $10.04            ---
Number of accumulation units outstanding,
 end of period                                67,086.40      19,795.31       3,920.80
Total net assets                                698,173        204,351         39,381
Expense ratio (1)                                  0.75%          0.75%         0.75%
Total return (2)                                   0.81%          2.78%         0.44%(4)
Investment income ratio (3)                        3.02%          2.96%         1.51%

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value                          $17.36         $15.54        $13.27(4)
Prior year accumulation unit value               $15.54         $13.27           ---
Number of accumulation units outstanding,
 end of period                                45,638.87      13,723.38      1,535.65
Total net assets                                792,225        213,213        20,374
Expense ratio (1)                                  0.75%          0.75%         0.75%
Total return (2)                                  11.73%         17.10%        32.67%(4)
Investment income ratio (3)                        0.46%          0.35%          ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value                          $13.27         $13.01         $13.00         $12.99
$12.89
Prior year accumulation unit value               $13.01         $13.00         $12.99         $12.89
$12.50
Number of accumulation units outstanding,
 end of period                               220,453.45     212,481.19     232,581.94     273,347.88
220,858.02
Total net assets                              2,925,298      2,765,437      3,022,634      3,550,115
2,847,481
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   1.96%          0.15%          0.07%          0.73%
3.12%
Investment income ratio (3)                        2.53%          0.84%          0.81%          1.46%
3.65%




                                            2005           2004           2003           2002           2001
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                          $18.36         $16.97         $15.84         $12.58
$17.89
Prior year accumulation unit value               $16.97         $15.84         $12.58         $17.89
$22.35
Number of accumulation units outstanding,
 end of period                               296,369.16     310,147.43     320,872.96     322,155.43
290,534.82
Total net assets                              5,440,269      5,264,559      5,081,875      4,051,351
5,198,388
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   8.14%          7.18%         25.94%        -29.71%        -
19.96%
Investment income ratio (3)                        0.95%          0.53%          0.42%          0.32%
12.00%

INTERNATIONAL SUBACCOUNT
Accumulation unit value                          $15.91         $13.80         $11.93          $9.41
$11.62
Prior year accumulation unit value               $13.80         $11.93          $9.41         $11.62
$16.93
Number of accumulation units outstanding,
 end of period                               375,981.71     397,027.23     387,131.95     362,254.08
304,591.23
Total net assets                              5,983,153      5,479,723      4,619,775      3,409,274
3,537,968
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                  15.30%         15.66%         26.80%        -18.98%        -
31.37%
Investment income ratio (3)                        1.58%          1.25%          0.70%          0.86%
19.11%

AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                          $10.00          $9.25          $8.74          $6.80
$9.06
Prior year accumulation unit value                $9.25          $8.74          $6.80          $9.06
$11.90
Number of accumulation units outstanding,
 end of period                               379,265.91     395,040.26     401,310.58     379,284.60
313,765.25
Total net assets                              3,790,989      3,655,407      3,508,958      2,579,794
2,842,558
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   8.02%          5.83%         28.55%        -24.92%        -
23.85%
Investment income ratio (3)                         ---            ---            ---            ---
---

GROWTH SUBACCOUNT
Accumulation unit value                           $5.00          $4.69          $4.36          $3.35
$4.89
Prior year accumulation unit value                $4.69          $4.36          $3.35          $4.89
$7.45
Number of accumulation units outstanding,
 end of period                               242,399.20     214,034.04     159,611.39     110,871.85
71,075.29
Total net assets                              1,212,018      1,003,236        696,492        371,421
347,535
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   6.67%          7.42%         30.26%        -31.49%        -
34.38%
Investment income ratio (3)                         ---            ---            ---            ---
0.31%

BASIC BALANCED SUBACCOUNT(7)
Accumulation unit value                          $11.26         $10.78(4)
Prior year accumulation unit value               $10.78          $ ---
Number of accumulation units outstanding,
 end of period                                    52.29            ---
Total net assets                                    589            ---
Expense ratio (1)                                  0.75%          0.75%
Total return (2)                                   4.50%          7.79%(4)
Investment income ratio (3)                         ---            ---

BASIC VALUE SUBACCOUNT(7)
Accumulation unit value                          $11.75         $11.19(4)
Prior year accumulation unit value               $11.19          $ ---
Number of accumulation units outstanding,
 end of period                                 1,790.76            ---
Total net assets                                 21,039            ---
Expense ratio (1)                                  0.75%          0.75%
Total return (2)                                   4.95%         11.95%(4)
Investment income ratio (3)                         ---            ---



                                            2005           2004           2003           2002           2001
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value                          $17.65         $16.57         $15.00         $12.37
$15.77
Prior year accumulation unit value               $16.57         $15.00         $12.37         $15.77
$18.90
Number of accumulation units outstanding,
 end of period                               326,341.44     337,730.51     363,569.42     362,543.74
335,048.86
Total net assets                              5,760,952      5,597,528      5,452,148      4,484,503
5,283,132
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   6.51%         10.52%         21.23%        -21.55%        -
16.58%
Investment income ratio (3)                        0.53%          0.61%          0.63%          0.54%
0.48%

HIGH INCOME SUBACCOUNT
Accumulation unit value                          $14.90         $14.70         $13.57         $11.59
$11.38
Prior year accumulation unit value               $14.70         $13.57         $11.59         $11.38
$11.24
Number of accumulation units outstanding,
 end of period                               163,910.17     144,161.37     124,838.88     106,657.69
84,381.88
Total net assets                              2,442,825      2,118,955      1,693,815      1,236,059
960,637
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   1.39%          8.33%         17.08%          1.80%
1.31%
Investment income ratio (3)                        6.43%          4.37%          4.01%          6.96%
8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                          $15.84         $14.61         $13.03         $10.08
$15.34
Prior year accumulation unit value               $14.61         $13.03         $10.08         $15.34
$23.24
Number of accumulation units outstanding,
 end of period                               413,076.42     430,940.76     466,450.92     440,265.74
370,904.51
Total net assets                              6,542,035      6,297,598      6,080,033      4,439,867
5,689,294
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   8.37%         12.11%         29.25%        -34.26%        -
33.98%
Investment income ratio (3)                         ---            ---            ---            ---
5.70%

TOTAL RETURN SUBACCOUNT
Accumulation unit value                          $14.43         $14.14         $12.80         $11.09
$11.78
Prior year accumulation unit value               $14.14         $12.80         $11.09         $11.78
$11.84
Number of accumulation units outstanding,
 end of period                               228,623.20     202,263.36     177,270.79     129,016.82
69,132.08
Total net assets                              3,299,697      2,860,577      2,269,143      1,430,420
814,329
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   2.05%         10.49%         15.45%         -5.88%         -
0.50%
Investment income ratio (3)                        1.99%          1.62%          1.59%          1.59%
1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                           $8.99          $8.60          $8.14          $6.13
$9.04
Prior year accumulation unit value                $8.60          $8.14          $6.13          $9.04
$9.59
Number of accumulation units outstanding,
 end of period                               234,110.99     213,156.12     171,714.96     120,877.20
68,022.84
Total net assets                              2,103,987      1,833,885      1,397,404        741,189
614,668
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   4.46%          5.72%         32.72%        -32.14%         -
5.74%
Investment income ratio (3)                         ---            ---            ---            ---
0.10%



                                            2005           2004           2003           2002           2001
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                           $9.86          $9.49          $8.47          $6.59
$8.24
Prior year accumulation unit value                $9.49          $8.47          $6.59          $8.24
$9.06
Number of accumulation units outstanding,
 end of period                               133,323.82     117,271.91      74,263.45      50,344.07
20,818.86
Total net assets                              1,314,423      1,113,317        628,661        331,948
171,532
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   3.85%         12.15%         28.39%        -19.97%         -
9.04%
Investment income ratio (3)                        1.90%          1.08%          1.13%          0.72%
0.43%

VALUE SUBACCOUNT
Accumulation unit value                          $17.74         $17.02         $15.00         $11.72
$13.51
Prior year accumulation unit value               $17.02         $15.00         $11.72         $13.51
$12.07
Number of accumulation units outstanding,
 end of period                               251,607.69     238,288.79     175,201.18     117,277.14
52,447.36
Total net assets                              4,464,336      4,055,703      2,627,805      1,374,280
708,660
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   4.25%         13.48%         28.00%        -13.27%
11.98%
Investment income ratio (3)                        0.86%          0.87%          0.91%          0.70%
0.38%

INTERNATIONAL SUBACCOUNT(7)
Accumulation unit value                          $12.71         $11.31(4)
Prior year accumulation unit value               $11.31          $ ---
Number of accumulation units outstanding,
 end of period                                 5,707.30         101.75
Total net assets                                 72,544          1,151
Expense ratio (1)                                  0.75%          0.75%
Total return (2)                                  12.41%         13.08%(4)
Investment income ratio (3)                         ---            ---

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value                           $9.39          $8.93          $8.22          $6.54
$8.11
Prior year accumulation unit value                $8.93          $8.22          $6.54          $8.11
$9.09
Number of accumulation units outstanding,
 end of period                               313,133.74     316,630.42     257,063.98     179,392.17
81,118.59
Total net assets                              2,941,283      2,827,547      2,113,065      1,172,442
657,804
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   5.18%          8.64%         25.77%        -19.40%        -
10.83%
Investment income ratio (3)                        1.33%          0.74%          0.85%          0.63%
0.29%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                          $12.41         $10.94          $9.25          $6.51
$8.43
Prior year accumulation unit value               $10.94          $9.25          $6.51          $8.43
$9.65
Number of accumulation units outstanding,
 end of period                               269,990.06     182,931.13     140,029.16      98,765.84
42,195.71
Total net assets                              3,349,729      2,000,466      1,294,745        643,323
355,636
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                  13.45%         18.27%         41.95%        -22.72%        -
12.70%
Investment income ratio (3)                        0.82%          1.11%          0.59%          0.46%
6.97%

CAPITAL APPRECIATION SUBACCOUNT(7)
Accumulation unit value                          $11.34         $10.88(4)
Prior year accumulation unit value               $10.88          $ ---
Number of accumulation units outstanding,
 end of period                                 3,391.33            ---
Total net assets                                 38,473            ---
Expense ratio (1)                                  0.75%          0.75%
Total return (2)                                   4.31%          8.75%(4)
Investment income ratio (3)                         ---            ---



                                            2005           2004           2003           2002           2001
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value                          $15.97         $14.61         $12.42          $9.46
$11.71
Prior year accumulation unit value               $14.61         $12.42          $9.46         $11.71
$14.04
Number of accumulation units outstanding,
 end of period                               301,155.02     238,285.29     203,734.89     157,900.30
123,312.15
Total net assets                              4,810,678      3,481,064      2,530,008      1,494,241
1,443,684
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   9.35%         17.64%         31.23%        -19.17%        -
16.62%
Investment income ratio (3)                        1.17%          1.03%          1.56%          1.63%
25.45%

GROWTH SECURITIES SUBACCOUNT(7)
Accumulation unit value                          $12.03     $11.13(4)
Prior year accumulation unit value               $11.13      $ ---
Number of accumulation units outstanding,
 end of period                                 2,269.99        ---
Total net assets                                 27,298        ---
Expense ratio (1)                                  0.75%      0.75%
Total return (2)                                   8.05%     11.30%(4)
Investment income ratio (3)                         ---        ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value                          $11.11         $10.33          $8.99          $6.87
$9.41
Prior year accumulation unit value               $10.33          $8.99          $6.87          $9.41
$9.63
Number of accumulation units outstanding,
 end of period                               216,221.34     206,121.36     161,629.07      90,232.17
34,587.92
Total net assets                              2,402,929      2,129,262      1,452,538        620,065
325,587
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   7.58%         14.95%         30.78%        -27.00%         -
2.24%
Investment income ratio (3)                        0.16%          0.13%          1.01%          0.61%
0.20%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                           $9.92          $8.74          $8.14          $6.08
$9.28(4)
Prior year accumulation unit value                $8.74          $8.14          $6.08          $9.28
---
Number of accumulation units outstanding,
 end of period                                33,981.20      32,808.05      25,014.88       8,872.20
1,266.45
Total net assets                                337,212        286,617        203,520         53,982
11,747
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                  13.59%          7.38%         33.72%        -34.40%         -
7.24%(4)
Investment income ratio (3)                         ---            ---            ---            ---
---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                          $12.19         $11.18          $9.96          $6.79
$9.71(4)
Prior year accumulation unit value               $11.18          $9.96          $6.79          $9.71
---
Number of accumulation units outstanding,
 end of period                               107,068.59      97,398.52      65,371.54      19,064.29
6,180.84
Total net assets                              1,304,672      1,088,805        651,337        129,492
60,034
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   9.00%         12.20%         46.69%        -30.07%         -
2.87%(4)
Investment income ratio (3)                         ---            ---            ---            ---
---

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                           $9.69          $9.08          $8.25          $5.77
$9.12(4)
Prior year accumulation unit value                $9.08          $8.25          $5.77          $9.12
---
Number of accumulation units outstanding,
 end of period                                28,389.51      26,832.61      19,155.42       6,846.36
1,813.30
Total net assets                                275,050        243,596        158,048         39,508
16,533
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                   6.72%         10.03%         42.98%        -36.71%         -
8.82%(4)
Investment income ratio (3)                         ---            ---            ---            ---
---



                                            2005           2004           2003           2002           2001
SELIGMAN PORTFOLIOS, INC.

SMALLER-CAP VALUE SUBACCOUNT
Accumulation unit value                          $17.02         $17.89         $15.07         $10.15
$12.11(4)
Prior year accumulation unit value               $17.89         $15.07         $10.15         $12.11
---
Number of accumulation units outstanding,
 end of period                               227,662.25     168,770.05     112,338.95      57,862.49
6,950.93
Total net assets                              3,875,528      3,019,273      1,692,985        587,383
84,155
Expense ratio (1)                                  0.75%          0.75%          0.75%          0.75%
0.75%
Total return (2)                                  -4.84%         18.71%         48.46%        -16.15%
21.07%(4)
Investment income ratio (3)                       11.09%          0.20%          0.87%           ---
---

UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                          $10.92         $10.56         $10.19(4)
Prior year accumulation unit value               $10.56         $10.19            ---
Number of accumulation units outstanding,
 end of period                                22,256.97       7,015.25       2,488.62
Total net assets                                243,034         74,059         25,362
Expense ratio (1)                                  0.75%          0.75%          0.75%
Total return (2)                                   3.44%          3.59%          1.91%(4)
Investment income ratio (3)                        3.54%          4.14%          0.01%

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                          $20.33         $17.50         $12.93(4)
Prior year accumulation unit value               $17.50         $12.93            ---
Number of accumulation units outstanding,
 end of period                                43,094.43      30,308.31       6,779.84
Total net assets                                876,280        530,471         87,657
Expense ratio (1)                                  0.75%          0.75%          0.75%
Total return (2)                                  16.18%         35.37%         29.29%(4)
Investment income ratio (3)                        3.14%          3.49%           ---


(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5) Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level. Members and policyholders of both companies approved the transaction in 2005 and the Department of Insurance in Ohio approved the transaction December 13, 2005, effective January 1, 2006. As a result of the transaction, on January 1, 2006, the Union Central Life Insurance Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged into the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI mutual holding company. The capital stock of Union Central was contributed to UNIFI's wholly-owned holding company subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and a direct subsidiary of AHC.

                          APPENDIX D

                CONSOLIDATED FINANCIAL STATEMENTS


    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003, WITH REPORT OF
INDEPENDENT AUDITORS

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED FINANCIAL STATEMENTS


           Years ended December 31, 2005, 2004 and 2003


                             CONTENTS
                                                             Page

Report of Independent Auditors. . . . . . . . . . . . . . . . .1

Consolidated Balance Sheets . . . . . . . . . . . . . . . . . .2

Consolidated Statements of Income . . . . . . . . . . . . . . .3

Consolidated Statements of Changes in Equity. . . . . . . . . .4

Consolidated Statements of Cash Flows . . . . . . . . . . . . .5

Notes to Consolidated Financial Statements. . . . . . . . . . .6

[Ernst & Young Letterhead]




                  Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy related to variable interest entities in 2005 to implement a new accounting standard.

                                       /s/ Ernst & Young LLP


Cincinnati, Ohio
February 16, 2006



 THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED BALANCE SHEETS
                          (in thousands)
<table<
                                                             December 31,
                                                           2005        2004
                                                       ----------  ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair
  value (amortized cost:  2005 - $3,501,611
  and 2004 - $3,365,283)                               $3,485,092  $3,448,772
 Other fixed maturities                                    12,690      13,236
 Equity securities available-for-sale at fair value
  (cost: 2005 - $21,829 and 2004 - $16,681)                26,157      17,475
 Other equity securities                                       --       4,135
 Cash and cash equivalents                                 13,207      15,840
 Other invested assets                                     32,360      32,647
 Mortgage loans held-for-investment                       507,502     512,292
 Mortgage loans held-for-sale                              21,963     107,020
 Amounts receivable under repurchase agreement             14,386      71,730
 Real estate                                               10,652      10,056
 Policy loans                                             142,257     142,611
                                                       ----------  ----------

    Total investments                                   4,266,266   4,375,814

Accrued investment income                                  46,964      47,646
Deferred policy acquisition costs                         441,015     370,109
Property, plant and equipment at cost, less accumulated
 depreciation (2005 - $84,355 and 2004 - $94,522)          33,268      37,871
Deferred federal income tax asset                           3,659          --
Federal income tax recoverable                              6,577       4,972
Receivables for securities                                 14,854     105,709
Other assets                                              265,445     374,965
Separate account assets                                 2,251,460   2,095,848
                                                       ----------  ----------

    Total assets                                       $7,329,508  $7,412,934
                                                       ==========  ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                                $4,084,273  $4,036,163
 Deposit funds                                            110,464     113,115
 Policy and contract claims                                26,959      28,982
 Policyholders' dividends                                   8,235       8,398

    Total policy liabilities                            4,229,931   4,186,658
Deferred revenue                                           48,945      50,990
Payables for securities                                     1,921     107,086
Warehouse lines of credit                                  11,581      84,565
Other liabilities                                         120,291     135,020
Deferred federal income tax liability                          --       4,422
Surplus notes payable                                      49,819      49,810
Obligation under repurchase agreement                      14,464      71,041
Separate account liabilities                            2,251,460   2,095,848
                                                       ----------  ----------

    Total liabilities                                   6,728,412   6,785,440

Equity:
 Policyholders' equity                                    645,090     627,109
 Accumulated other comprehensive income (loss)            (43,994)        385
                                                       ----------  ----------

    Total equity                                          601,096     627,494
                                                       ----------  ----------

    Total liabilities and equity                       $7,329,508  $7,412,934
                                                       ==========  ==========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF INCOME
                            (in thousands)

                                         Year Ended December 31,
                                       2005       2004       2003
                                     --------   --------   --------
REVENUE
Insurance revenue:
 Traditional insurance premiums      $122,003   $113,805   $117,285
 Universal life policy charges         65,242     61,657     63,291
 Annuities                             37,667     32,336     31,854
Net investment income                 254,239    262,919    273,516
Net realized gains on investments       5,980      7,910     29,151
Fee income                             26,133     23,969     24,885
Other                                  14,104      8,384      9,208
                                     --------   --------   --------
 Total revenue                        525,368    510,980    549,190

BENEFITS AND EXPENSES
Benefits                              109,141    114,654    112,058
Increase in reserves for
 future policy benefits                20,973     12,680     14,053
Interest credited:
 Universal life                        64,408     63,438     72,754
 Investment products                   69,955     71,603     77,885
Underwriting, acquisition
 and insurance expense                218,187    180,346    215,349
Interest expense                        6,655      6,638      6,131
Policyholders' dividends               10,750     11,629     13,740
                                     --------   --------   --------
 Total benefits and expenses          500,069    460,988    511,970
                                     --------   --------   --------

Income before federal income tax
 expense and cumulative effect of
 change in accounting principle        25,299     49,992     37,220
Federal income tax expense              9,718     12,753     11,962
                                     --------   --------   --------

Income before cumulative effect of
 change in accounting principle        15,581     37,239     25,258
Cumulative effect of change in
 accounting principle (See Note 1)      2,400         --         --


Net Income                            $17,981    $37,239    $25,258
                                     ========   ========   ========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                            (in thousands)

                                 Accumulated
                                 Other
                                 Comprehensive  Policyholders'
                                 Income (Loss)      Equity       Total
                                 -------------  --------------  --------
Balance at January 1, 2003           $  8,388       $564,612    $573,000
                                     --------       --------    --------

Net income                                            25,258      25,258
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment           (3,090)                    (3,090)
Minimum pension liability
 adjustment, net of tax                (3,071)                    (3,071)
                                     --------       --------    --------

Comprehensive income                                              19,097
                                     --------       --------    --------

Balance at December 31, 2003            2,227        589,870     592,097

Net income                                            37,239      37,239
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment              789                        789
Minimum pension liability
 adjustment, net of tax                (2,631)                    (2,631)
                                                                --------

Comprehensive income                                              35,397
                                     --------       --------    --------

Balance at December 31, 2004              385        627,109     627,494


Net income                                            17,981      17,981
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment          (38,474)                  (38,474)
Minimum pension liability
 adjustment, net of tax                (5,905)                   (5,905)
                                                               --------

Comprehensive loss                                               (26,398)
                                     --------       --------    --------

Balance at December 31, 2005         $(43,994)      $645,090    $601,096
                                     ========       ========    ========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS
                          (in thousands)

                                                        Year ended December 31
                                                    --------------------------------
                                                      2005       2004       2003
                                                    --------    --------    --------
OPERATING ACTIVITIES
Net income                                           $17,981     $37,239     $25,258

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
 Interest credited to universal life policies         64,408      63,438      72,754
 Interest credited to investment products             69,955      71,603      77,885
 Amortization of discounts on investments, net         7,520       8,685      10,441
 Net realized gains on investments                    (5,980)     (7,910)    (29,151)
 Depreciation                                          5,409       8,482      10,580
 Amortization of deferred policy acquisition costs    42,746      52,832      69,708
 Amortization of deferred revenue                    (10,654)    (15,341)    (10,558)
 Policy acquisition cost deferred                    (69,804)    (62,462)    (57,941)
 Revenue deferred                                      8,609       5,429       2,873
 Deferred federal income tax expense                   9,251       5,619       1,612
 Proceeds from (cost of) mortgage loans held
  for sale, net                                       85,057     (85,442)    (18,899)
Changes in operating assets and liabilities:
 Accrued investment income                               682      (1,520)       (863)
 Receivable for securities                            90,855     (97,805)       (964)
 Other (assets) liabilities                           96,966    (101,083)    (76,734)
 Amounts receivable under repurchase agreement        57,344     (35,273)    (36,457)
 Policy liabilities                                 (134,114)     72,842       8,038
 Payable for securities                             (105,165)    106,901    (140,748)
 Obligation under repurchase agreement               (56,577)     34,784      36,257
 Other items, net                                     12,500       4,396      (2,006)
                                                    --------    --------    --------

 Cash Provided by (Used in) Operating Activities     186,989      65,414     (58,915)
                                                    --------    --------    --------

INVESTING ACTIVITIES
Costs of investments acquired                     (1,673,254) (2,457,237) (3,534,371)
Proceeds from sale, maturity or
 repayment of investments                          1,527,886   2,510,121   3,500,802
Decrease (increase) in policy loans                      354       1,426         (11)
Purchases of property and equipment, net                (806)     (4,449)     (4,355)
                                                   ---------   ---------   ---------

Cash Provided by (Used in) Investing Activities     (145,820)     49,861     (37,935)
                                                    --------    --------    --------

FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                745,881     560,266     654,871
Withdrawals from universal life and
 investment contracts                               (702,794)   (755,809)   (702,495)
Net proceeds (repayments) from the
 issuance of lines of credit                         (72,984)     65,595      18,970
Net proceeds (repayments) from reverse
 repurchase agreements                               (13,905)     24,555          --
                                                    --------    --------    --------

 Cash Used in Financing Activities                   (43,802)   (105,393)    (28,654)
                                                    --------    --------    --------

Increase (decrease) in cash and cash equivalents      (2,633)      9,882    (125,504)

Cash and cash equivalents at beginning of year        15,840       5,958     131,462
                                                    --------    --------    --------

 Cash and cash equivalents at end of year           $ 13,207    $ 15,840    $  5,958
                                                    ========    ========    ========

Supplemental disclosures of cash flow information:
Cash paid (refunded) during the year for
 federal income taxes                               $  1,234    $ 11,342    $ (6,404)

Cash paid during the year for interest
 on surplus notes                                   $  4,100    $  4,100    $  4,100

Cash paid during the year for interest
 on line of credit                                  $  2,152    $  1,387    $  1,069

The accompanying notes are an integral part of the financial statements.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2005


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central), its majority-owned subsidiaries and all variable interest entities for which the Company is the primary beneficiary. Union Central's subsidiaries include Summit Investment Partners, Inc., a wholly-owned registered investment advisor; Carillon Investments, Inc., a wholly-owned registered broker-dealer that offers investment products and related services through its registered representatives; PRBA, Inc., the wholly-owned holding company of a pension administration company; Summit Investment Partners, LLC, a wholly-owned registered investment advisor and Union Central Mortgage Funding, Inc, a wholly-owned mortgage banking business. Union Central is also considered the primary beneficiary of Carillon Holding Limited, a variable interest entity. Fee based revenues of the consolidated subsidiaries are included in "Fee income" in the Consolidated Statements of Income. The Company also consolidates the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to herein as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

On January 1, 2005, the Company adopted FASB Interpretation 46(R), CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO. 51 (FIN 46). FIN 46 provides a framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements. FIN 46 requires a VIE to be consolidated if an entity is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no entity is obligated to absorb a majority of expected losses) or both. A variable interest holder that is
the primary beneficiary consolidates the VIE.   Upon extensive
review, the Company determined that it is the primary beneficiary of Carillon Holding Limited, a special purpose entity formed to issue a collateralized bond obligation. In accordance with FIN 46, the assets and liabilities of Carillon Holding Limited were initially recorded at the amounts at which they would have been carried in the consolidated financial statements if FIN 46 had been effective when the Company first met the conditions to be the primary beneficiary. The difference between the net amount added to the Company's Consolidated Balance Sheets and previously recognized interests in Carillon Holding Limited was an after-tax gain of $2,400,000 and was recognized as a cumulative effect of an accounting change as of January 1, 2005. The adoption of FIN 46 also resulted in an increase in total assets of $33,550,000 and an increase in total liabilities of $31,150,000. As of December 31, 2005, the carrying amount of securities serving as collateral within Carillon Holding Limited included "Fixed maturities available-for-sale at fair value" of $20,613,000 and "Equity securities available-for-sale at fair value" of $79,000. At December 31, 2005, debt in Carillon Holding Limited held by creditors totaled $10,287,000. The creditors have no recourse to the general credit of the Company.

The Company was involved in the issuance of a collateralized bond obligation in 1999 through the formation of Summit CBO I, Limited, a variable interest entity. Summit CBO I, Limited issued debt securities to lenders of $350,000,000, including $15,100,000 to Union Central. As of December 31, 2005, $205,011,000 of debt securities were outstanding. Upon extensive review, the Company determined that it was not the primary beneficiary of Summit CBO I, Limited. The Company's maximum exposure to loss as a result of its involvement with Summit CBO I, Limited is $0 at December 31, 2005 as the investment was written off in prior periods.

On September 15, 2005, the Accounting Standards Executive Committee issued Statement of Position ("SOP") No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This SOP specifies the accounting for internal replacements of insurance contracts, and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Management is still evaluating the impact this guidance will have on its consolidated financial statements.

            THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a component of accumulated other comprehensive income or loss. Other fixed maturities and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

     o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible credit losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at the lower of aggregate cost or fair value. The amount by which cost exceeds fair value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
     o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
     o Policy loans are reported at unpaid balances.
     o Cash and cash equivalent investments consist of cash-in-bank, cash-in-transit and commercial paper that have a maturity date of 90 days or less from the date acquired.
     o Receivables for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
     o Payables for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying amounts of investments in limited partnerships, reported as other invested assets, are classified as other invested assets and adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the interest method including anticipated payments at the date of purchase if no quoted market values are obtainable. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. Loan-backed and structured securities, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.


In 2005 and 2004, the Company entered into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. The Company had $14,464,000 and $71,041,000 in outstanding repurchase agreements at December 31, 2005 and 2004, respectively, which represents fair value. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral. Also, the Company recognized a receivable representing the amounts loaned under the terms of the repurchase agreements, which totaled $14,386,000 and $71,730,000 at December 31, 2005 and 2004, respectively, and are reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. The Company had reverse repurchase agreements outstanding with a total carrying amount of $10,650,000 and $24,555,000 at December 31, 2005 and 2004, respectively.

Derivatives

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options that expire monthly until December 1, 2006. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,238,000 at December 31, 2005.

The call options are carried at their fair value, and are
reflected in "Other invested assets" in the Consolidated Balance
Sheets.   The liabilities for the hedged insurance contracts were
adjusted based on the fair value of the related embedded derivatives, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2005 and 2004 was $63,400,000 and $50,574,000, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $35,000,000 with Morgan Stanley, Bank One and Deutsche Bank to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps.
 To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The change in fair value of the interest rate swaps and the hedged bonds were recorded through income. During 2004, $75,000,000 of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004, a pre-tax gain of $262,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2005, 2004 and 2003, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges. There were no open one-month swap agreements outstanding as of December 31, 2005 and 2004.

The Company entered into interest rate swap agreements with a notional value of $30,000,000 and $75,000,000 at December 31, 2005, and 2004, respectively, to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale.
 Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The fair value of the swap agreements was $406,000 and $1,891,000 at December 31, 2005 and 2004,
respectively and are reflected in "Other liabilities" in the Consolidated Balance Sheet. For the years ended December 31, 2005 and 2004, the net proceeds (payments) of $482,000 and ($1,640,000), respectively, were recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses, have been deferred.
Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $42,746,000, $52,832,000 and $69,708,000 for the years ended December 31, 2005, 2004 and 2003, respectively, and was included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments (increasing) and decreasing deferred policy acquisition costs related to unrealized gains and losses totaled ($7,066,000), $36,783,000 and $40,765,000 in 2005, 2004 and 2003, respectively.

In 2005, 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) by $5,564,000, ($5,969,000) and $2,563,000 for the years ended 2005, 2004 and 2003, respectively.

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Union Central's home office building was completed in 1958. Sprayed on asbestos was applied to the underside of more than half of the floor and roof of the building, a common construction procedure at the time for fire-retardant and insulation purposes.
 Regulations are currently in place that require Union Central to handle and dispose of this type of asbestos in a special manner if a major renovation is undertaken or if the building is demolished.
 Sufficient information is not available to estimate the fair value of this abatement because there are no plans or expectations of plans to renovate the building, and environmental consultants continue to see no material deterioration in the asbestos in the building. Union Central owns one other property in Dayton, Ohio that includes some asbestos containing materials. However, per a recent environmental assessment report, all asbestos in this Dayton property is in good condition and no major renovation or demolition is planned. Accordingly, the fair value of the liability for these two asset retirement obligations cannot be estimated due to an indeterminate settlement date and as such, no liability was recorded under FASB Interpretation No. 47, "ACCOUNTING FOR CONDITIONAL ASSET RETIREMENT OBLIGATIONS".

Capitalization of Software Costs

Software development costs of $288,000 and $3,891,000 were capitalized in 2005 and 2004, respectively. Amortization expense of $3,502,000, $4,204,000 and $5,283,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2005, 2004 and 2003. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years. Unamortized software costs included in the balance sheet were $8,100,000 and $11,300,000 at December 31, 2005 and 2004,
respectively.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency.
Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders as of each year-end. Insurance in force receiving dividends accounted for 6.35% and 6.19% of total insurance in force at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.
 On assets transferred to the separate accounts, the Company recognized interest income of $77,986,000, $37,846,000 and $22,455,000 and investment gains of $53,435,000, $172,762,000 and
$327,660,000 for the years ended December 31, 2005, 2004 and 2003, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $371,226,000 and $369,537,000 as of December 31, 2005 and 2004, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $125,000, $146,000 and $325,000 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company had $11,213,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2005. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 58 years old as of December 31, 2005.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for non-participating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2005 and 2004.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 5.6% to 8.1%, 5.7% to 8.2% and 6.1% to 8.3% for 2005, 2004 and 2003,
respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 2.0% to 6.2%, 2.0% to 7.0% and 4.5% to 6.5% for 2005, 2004 and 2003, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $10,654,000, $15,341,000 and $10,558,000 for the years ended December 31, 2005, 2004 and 2003, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2005, 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased or (decreased) by $(3,529,000), $3,396,000 and $3,161,000 for the years ended 2005,
2004 and 2003, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.2% and 6.6% to 8.3% for 2005 and 2004, respectively.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for 2005 and 2004.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts in prior years have, in some instances, been reclassified to conform to the 2005 presentation.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                       Cost or     Gross       Gross
                                      Amortized  Unrealized  Unrealized     Fair
                                         Cost       Gains     (Losses)      Value
                                      ----------   -------    --------    ----------
                                                     (in thousands)
December 31, 2005:
U.S. treasury securities and
obligations of U.S. government
corporations and agencies             $   19,776   $    40    $    (49)   $   19,767
Corporate securities and other         2,527,239    35,022     (32,821)    2,529,440
Mortgage-backed securities,
collateralized mortgage obligations
and other structured securities          954,596     2,606     (21,317)      935,885
                                      ----------   -------    --------    ----------

Subtotal                               3,501,611    37,668     (54,187)    3,485,092
Equity securities                         21,829     4,608        (280)       26,157
                                      ----------   -------    --------    ----------

Total                                 $3,523,440   $42,276    $(54,467)   $3,511,249
                                      ==========   =======    ========    ==========

                                       Cost or     Gross       Gross
                                      Amortized  Unrealized  Unrealized     Fair
                                         Cost       Gains     (Losses)      Value
                                      ----------   -------    --------    ----------
                                                   (in thousands)
December 31, 2004:
U.S. treasury securities and
obligations of U.S. government
corporations and agencies             $   34,931   $   171    $   (154)   $   34,948
Corporate securities and other         2,386,810    86,339      (5,939)    2,467,210
Mortgage-backed securities,
collateralized mortgage obligations
and other structured securities          943,542    10,864      (7,792)      946,614
                                      ----------   -------    --------    ----------

Subtotal                               3,365,283    97,374     (13,885)    3,448,772

Equity securities                         16,681       853         (59)       17,475
                                      ----------   -------    --------    ----------

Total                                 $3,381,964   $98,227    $(13,944)   $3,466,247
                                      ==========   =======    ========    ==========

Fixed maturities available-for-sale securities, at December 31, 2005, are summarized by stated maturity as follows:

                                                 Amortized       Fair
                                                    Cost         Value
                                                 ----------   ----------
                                                     (in thousands)
Due in one year or less                          $       --    $       --
Due after one year through five years               221,020       225,469
Due after five years through ten years            1,168,579     1,168,626
Due after ten years                               1,043,495     1,038,776
                                                 ----------   ----------
 Subtotal                                         2,433,094     2,432,871

Mortgage-backed securities                          954,645      935,938
Other securities with multiple repayment dates      113,872      116,283
                                                 ----------   ----------
 Total                                           $3,501,611   $3,485,092
                                                 ==========   ==========

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive income (loss)" in the accompanying Consolidated Balance Sheets are as follows:

                                                             December 31,
                                                      2005       2004     2003
                                                    --------   -------  -------
                                                           (in thousands)
Gross unrealized gain (loss) on available-
 for-sale securities                                $(12,191)  $84,283  $87,050
Amortization of deferred policy acquisition costs      7,066   (36,783) (40,765)
Deferred income tax liability                         (2,474)  (16,625) (16,199)
                                                    --------   -------  -------
Net unrealized gain (loss) on available-
 for-sale securities                                $ (7,599)  $30,875  $30,086
                                                    ========   =======  =======

At December 31, 2005, the Company held investments in five unconsolidated mutual funds within Summit Mutual Funds, Inc.'s Apex and Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within these Summit Mutual Funds, Inc. are carried at fair value and included in "Equity securities available-for-sale" in the Consolidated Balance Sheets as follows:

                                         December 31, 2005      December 31, 2004
                                         -----------------      -----------------
                                           Fair   Percent        Fair   Percent
                                           Value   Owned         Value   Owned
                                           -----   -----         -----   -----
                                                     (in thousands)
Summit Mutual Funds, Inc.:
Apex Series:
Bond Fund                                 $1,575   1.6%         $1,447   1.5%

Pinnacle Series:
S&P MidCap 400 Index Portfolio               421   0.3             412   0.4
Russell 2000 Small Cap Index Portfolio       657   0.9             677   1.0
S&P 500 Index Portfolio                    3,113   1.1           3,013   1.1
EAFE International Index Portfolio           805   1.8             762   1.5
                                          ------                ------
Total                                     $6,571                $6,311
                                          ======                ======

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                                      December 31, 2005
                           -------------------------------------------------------------------------
                                   Less than            Twelve Months
                                 Twelve Months             or More                    Total
                           -----------------------   ---------------------   -----------------------
                                          Gross                   Gross                     Gross
                              Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                              Value       Losses       Value      Losses        Value       Losses
                           ----------   ----------   --------   ----------   ----------   ----------
Fixed maturity securities  $1,919,721   $(43,007)    $371,021   $(11,180)    $2,290,742   $(54,187)
Equity securities               5,450       (268)          58        (12)         5,508       (280)
                           ----------   --------     --------   --------     ----------   --------

Total                      $1,925,171   $(43,275)    $371,079   $(11,192)    $2,296,250   $(54,467)
                           ==========   ========     ========   ========     ==========   ========

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                      December 31, 2004
                           -------------------------------------------------------------------------
                                   Less than            Twelve Months
                                 Twelve Months             or More                    Total
                           -----------------------   ---------------------   -----------------------
                                          Gross                   Gross                     Gross
                              Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                              Value       Losses       Value      Losses        Value       Losses
                           ----------   ----------   --------   ----------   ----------   ----------
Fixed maturity securities  $  932,256   $(10,548)    $208,180   $ (3,337)    $1,140,436   $(13,885)
Equity securities               1,704        (34)          95        (25)         1,799        (59)
                           ----------   --------     --------   --------     ----------   --------
Total                      $  933,960   $(10,582)    $208,275   $ (3,362)    $1,142,235   $(13,944)
                           ==========   ========     ========   ========     ==========   ========

The unrealized losses in both 2005 and 2004 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violations of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2005 and December 31, 2004.

See Note 8 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $2,938,000 and $3,325,000, at December 31, 2005 and 2004,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                              Year Ended December 31,
                         ------------------------------------
                           2005          2004          2003
                         --------      --------      --------
                                   (in thousands)
Proceeds                $1,440,568    $2,415,601    $3,352,138
Gross realized gains        26,479        35,895        69,271
Gross realized losses       19,789        16,064        28,000

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction that closed in 2005. An after-tax loss of $1,200,000 was recorded on the sale.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

A summary of the characteristics of the Company's mortgage portfolio follows:


                                 December 31, 2005     December 31, 2004
                               --------------------   --------------------
                                         Percent of             Percent of
                               Carrying   Carrying    Carrying   Carrying
                                Amount     Amount      Amount     Amount
                               --------    ------     --------    ------
                                             (in thousands)
Region
New England and Mid-Atlantic   $ 28,790      5.4%     $ 42,272      6.8%
South Atlantic                   98,149     18.5       134,944     21.8
North Central                   105,337     19.9       114,090     18.4
South Central                    56,507     10.7        56,338      9.2
Mountain                        109,433     20.7       128,959     20.8
Pacific                         131,249     24.8       142,709     23.0
                               --------    ------     --------    ------
 Total                         $529,465    100.0%     $619,312    100.0%
                               ========    ======     ========    ======
Property Type
Apartment and residential      $ 29,216      5.5%     $ 35,772      5.8%
Warehouses and industrial       104,173     19.7       135,800     21.9
Retail and shopping center      175,550     33.2       209,921     33.9
Office                          142,633     26.9       166,510     26.9
Other                            77,893     14.7        71,309     11.5
                               --------    ------     --------    ------
 Total                         $529,465    100.0%     $619,312     100.0%
                               ========    ======   ========    ======

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2005, the maximum potential exposure to the Company is $1,237,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2005 and 2004, respectively, an interest-only strip asset of $1,041,000 and $1,387,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. The Company recognized a pre-tax realized loss of $9,000 and $305,000 in 2005 and 2004, respectively. The losses were recorded in "Net realized gains on investments" in the Consolidated Statements of Income and as a reduction of the interest-only strip asset due to the prepayment of mortgage loans previously sold to third parties.
The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $337,000, $393,000 and $518,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003, respectively.

In 2005 and 2004, the Company recorded a pre-tax realized gain
(loss) of $288,000 and ($335,000), respectively, representing the difference between net collateral value and book value on two mortgage loans. One mortgage loan was held for investment at December 31, 2005 with a book value of $729,000. The Company recognized and collected interest totaling $124,000 and $161,000 during 2005 and 2004, respectively, on the two mortgage loans.

The Company had a $50,000,000 and $100,000,000 warehouse facility from a bank that provides warehouse financing at December 31, 2005 and 2004, respectively. This facility bears interest at prime (7.25% at December 31, 2005 and 5.25% at December 31, 2004) or 30-
day LIBOR (4.39% at December 31, 2005 and 2.56% at December 31,
2004) plus 1.00%.  At December 31, 2005 and 2004 $675,000 and
$84,565,000 was outstanding under this facility, respectively, and was recorded in "Warehouse lines of credit" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid. At December 31, 2005 and 2004, $49,325,000 and $15,435,000 was unused under this facility, respectively.

The Company had a $100,000,000 master repurchase agreement from a bank that provides warehouse financing at December 31, 2005. This agreement bears interest at 7-day LIBOR, which resets daily (4.32% at December 31, 2005) plus 0.70%. At December 31, 2005 $10,906,000 was outstanding under this agreement and was recorded in "Warehouse lines of credit" in the Consolidated Balance Sheets.
 Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid. At December 31, 2005, $89,094,000 was unused under this agreement.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $1,755,000 at December 31, 2005 and 2004 and accumulated depreciation totaled $1,408,000 at December 31, 2005 and 2004.
The book value of foreclosed real estate was $9,623,000 and $9,709,000 at December 31, 2005 and 2004, respectively, and is not depreciated.

In 2005, 2004 and 2003, the Company recognized impairments of $1,075,000, $1,752,000 and $1,813,000, respectively, on real estate. The loss was determined based on an internal cash flow analysis and was recorded in "Net realized capital gains on investments" in the Consolidated Statement of Income.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2005 and 2004. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2005, 2004 and 2003 are summarized as follows:

                                          December 31, 2005
                            -------------------------------------------------
                              Direct     Assumed      (Ceded)         Net
                              ------     -------      -------         ---
                                        (in thousands)
Life insurance in force     $37,279,746  $105,461  $(21,877,347)  $15,507,860
                            ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
  premiums and
  universal life            $   252,894  $  5,114  $    (70,763)  $   187,245
Annuity                          37,667        --            --        37,667
                            -----------  --------  ------------   -----------

Total                       $   290,561  $  5,114  $    (70,763)  $   224,912
                            ===========  ========  ============   ===========


                                          December 31, 2004
                            -------------------------------------------------
                              Direct     Assumed      (Ceded)         Net
                              ------     -------      -------         ---
                                            (in thousands)
Life insurance in force     $34,864,605  $125,468  $(20,855,818)  $14,134,255
                            ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life            $   395,773  $  5,365  $   (225,676)  $   175,462
 Annuity                         32,336        --            --        32,336
                            -----------  --------  ------------   -----------
Total                       $   428,109  $  5,365  $   (225,676)  $   207,798
                            ===========  ========  ============   ===========


     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                December 31, 2003
                                  -------------------------------------------------
                                    Direct     Assumed      (Ceded)         Net
                                    ------     -------      -------         ---
                                                  (in thousands)
Life insurance in force           $31,353,542  $141,861  $(17,636,047)  $13,859,356
                                  ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance premiums
    and universal life            $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                               31,854        --            --        31,854
                                  -----------  --------  ------------   -----------
Total                             $   379,688  $  5,888     $(173,146)  $   212,430
                                  ===========  ========  ============   ===========


Benefits paid or provided were reduced by $18,909,000, $16,836,000 and $21,521,000 during the years ended December 31, 2005, 2004, and 2003, respectively, for estimated recoveries under reinsurance treaties.

In anticipation of the 2005 Bank Owned Life Insurance (BOLI) assumption reinsurance transaction, in the fourth quarter of 2004, Union Central entered into an indemnity reinsurance agreement with the Security Life of Denver (SLD) to 100% coinsure the BOLI line of business. During 2005, SLD assumed 82% of all BOLI policies. The remaining BOLI policies were recaptured by Union Central during 2005 and will either transfer to other companies through a 1035 exchange program, or will remain with Union Central. The impact on net income from these transactions was immaterial.

Neither the Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                               December 31,
                                            2005         2004
                                          --------     --------
                                               (in thousands)
Deferred income tax liabilities:
 Deferred policy acquisition costs        $151,882     $142,412
 Unrealized gains - FAS 115                     --       16,625
 Capitalization of software                  2,521        4,581
 Other                                       1,391          662
                                          --------     --------
Total deferred income tax liabilities      155,794      164,280
                                          --------     --------
Deferred income tax assets:
 Policyholders' dividends                    2,811        2,864
 Future policy benefits                     78,896       79,299
 Premium - based DAC adjustment             36,814       35,207
 Unrealized losses - FAS 115                 1,794           --
 Net unrealized investment losses           13,454       17,823
 Retirement plan accruals                   24,116       20,289
 Investment income differences                 505          358
 Other                                       5,331        4,018
                                          --------     --------
    Total deferred income tax assets       163,721      159,858
 Valuation allowance for
  deferred income tax assets                (4,268)          --
                                          --------     --------
    Net deferred income tax assets         159,453      159,858
                                          --------     --------
    Net deferred income tax
       asset (liabilities)                $  3,659     $( 4,422)
                                          ========     ========


     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the provision for federal income tax expense are as follows:


                  Year ended December 31,
                ----------------------------
                 2005      2004       2003
                 ----      ----       ----
                     (in thousands)
Current         $  467    $ 7,134    $10,350
Deferred         9,251      5,619      1,612
                ------    -------    -------
Total           $9,718    $12,753    $11,962
                ======    =======    =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between financial statement amounts versus deductions allowed for federal income tax purposes.
 Significant differences are due to the dividends received deduction and the return to provision adjustment for taxes recorded in the prior year.

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,181,000, $3,808,000 and $3,835,000 in 2005, 2004 and
2003, respectively. The Company leased equipment through a series of arrangements in 2005, 2004 and 2003. Rental expense under these agreements totaled $125,000, $158,000 and $121,000 in 2005,
2004 and 2003, respectively.

At December 31, 2005, the future minimum lease payments for all noncancelable operating leases are as follows:


Year           Amount
----          --------
           (in thousands)
2006          $ 2,394
2007            2,035
2008            1,798
2009            1,499
2010            1,388
After 2010      2,543
              -------
Total         $11,657
              =======

Other Commitments

At December 31, 2005, the Company had outstanding agreements to fund mortgages totaling $37,105,000 in early 2006. In addition, the Company has committed to invest $6,028,000 in equity-type limited partnerships during the years 2006 to 2011. These transactions are in the normal course of business for the Company.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. As of December 31, 2005, the Company has recorded a liability of $90,000, which represents a projected shortfall. The maximum estimated potential exposure to the Company is $2,800,000.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities.
The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2005, 2004 and 2003, the charge to operations related to these assessments was not significant. The estimated liability of $765,000 and $796,000 at December 31, 2005 and 2004, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, Union Central's state of domicile. The State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                                  December 31,
                            ------------------------
                              2005            2004
                            --------        --------
                                 (in thousands)
Capital and surplus         $336,939        $337,730

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

During 2005, the Company offered an early retirement benefit to employees. In 2005, the Company recognized the total expense of the program, which resulted in a $6,792,000 decrease in net income in the Consolidated Statements of Income. Expenses of $5,217,000 was associated with the pension plan and $1,575,000 was associated with other postretirement benefits.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                                               Other
                                             Pension                       Postretirement
                                             Benefits                         Benefits
                                  ------------------------------   ------------------------------
                                    2005       2004       2003       2005       2004       2003
                                  --------   --------   --------   --------   --------   --------
                                                           (in thousands)
Accumulated benefit obligation    $163,174   $140,852   $128,666   $ 26,092   $ 25,596   $ 23,355

Projected benefit obligation      $166,707   $143,023   $130,603

Plan assets at fair value         $143,103   $109,540   $113,692   $ 12,266   $ 10,278   $  8,131

Funded status                     $(23,604)  $(33,483)  $(16,911)  $(13,826)  $(15,318)  $(15,224)

Accrued liabilities               $ 20,072   $ 31,312   $ 14,975   $ 16,377   $ 14,546   $ 15,343

Employer contributions            $ 33,417   $     --   $  4,855   $  2,325   $  2,575   $  2,400

Plan participants' contributions  $     --   $     --   $     --   $    374   $    351   $    242

Benefits and administrative
 expenses paid                    $  7,028   $  6,014   $  6,354   $  2,172   $  2,281   $  1,927

Components of net periodic
 benefit cost:
 Service cost                     $  3,970   $  3,597   $  3,711   $  1,106   $    845   $    731
 Interest cost                       8,971      8,181      7,962      1,490      1,464      1,336
 Expected return on plan assets    (10,139)    (8,746)    (8,075)      (938)      (709)      (504)
 Transition asset amortization         (41)       (41)       (41)        --         --         --
 Amount of recognized
   (gains)/losses                    4,288      3,529      4,734        (24)        --         --
 Amount of prior service
   cost recognized                  (1,037)    (1,050)    (1,070)       117        178      1,142
                                  --------   --------   --------   --------   --------   --------
 Total net periodic benefit cost  $  6,012   $  5,470   $  7,221   $  1,751   $  1,778   $  2,705
                                  ========   ========   ========   ========   ========   ========

                                                                  Other
                                        Pension              Postretirement
                                        Benefits                Benefits
                                  --------------------    --------------------
                                  2005    2004    2003    2005    2004    2003
                                  ----    ----    ----    ----    ----    ----
Weighted average assumptions:
 Discount rate                    5.75%   6.00%   6.50%   5.75%   6.00%   6.50%
 Expected compensation increase   3.50%   3.00%   3.00%   3.50%   3.00%   3.00%
 Expected return on plan assets   8.50%   8.50%   8.50%   8.50%   8.50%   8.50%




                                           Other
                             Pension   Postretirement
                             Benefits     Benefits
                             --------     --------
                                (in thousands)
Expected Benefit Payments:
2006                           $8,848      $2,130
2007                            8,955       2,095
2008                            9,087       2,037
2009                            9,262       1,953
2010                            9,544       1,878
2011 - 2015                    52,822       9,190

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Also, $5,905,000, $2,631,000 and $3,071,000 (net of tax) was
charged directly to policyholders' equity in 2005, 2004 and 2003, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2005 and 2004, $115,792,000 and $89,955,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the assets in the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance.
 Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the plans through capital appreciation of the plans' assets and levelized funding. To accomplish this objective, pension plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the pension plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2005 and 2004 are as follows:

                                               Other
                         Pension           Postretirement
                         Benefits             Benefits
                     ------------------------------------
                      2005     2004        2005     2004
                     ------   ------      ------   ------
Equity securities:
Domestic equities     51.0%    52.3%       79.6%    82.6%
Foreign equities       9.0      9.6        13.5      9.4
Bonds                 40.0     38.1         5.7      5.8
Cash                    --       --         1.2      2.2
                     ------   ------      ------   ------
Total                100.0%   100.0%      100.0%   100.0%
                     ======   ======      ======   ======

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2005, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

The health care cost trend rate was 11.2% graded to 5.0% over 9 years for 2005. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2005.

In 2005, the Company adjusted its projection of the liability for other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. The Company will receive a subsidy in future years under the Act and during the fourth quarter of 2005, the Company recognized a reduction in the benefit obligation of $3,473,000.

The net periodic benefit cost related to benefits under the Act was reduced by $150,000, which was composed of a reduction in interest cost on the benefit obligation of $78,000, a reduction in service cost of $37,000 and amortization of gains of $35,000.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                  Before      Expected
                Medicare      Medicare
                  Part D        Part D        Net
   Year         Subsidies     Subsidies     Payments
---------       ---------     ---------     --------
   2006          $1,966        $  190        $1,776
   2007           1,937           210         1,727
   2008           1,887           234         1,653
   2009           1,828           257         1,571
   2010           1,776           275         1,501
2011-2015         8,906         1,751         7,155

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,943,000, $1,846,000 and $1,820,000 for 2005, 2004 and 2003, respectively. The value of the plans' assets was $103,089,000 and $95,318,000 at December 31, 2005 and 2004, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2005 and 2004, $33,259,000 and
$31,960,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND CASH EQUIVALENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying amount of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                            December 31, 2005          December 31, 2004
                           -------------------        -------------------
                            Carrying     Fair         Carrying    Fair
                             Amount      Value         Amount     Value
                            --------     -----        --------    -----
                                           (in thousands)
Commercial mortgage loans   $529,465   $550,970      $619,312   $656,724
                            ========   ========      ========   ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                         December 31, 2005          December 31, 2004
                        -------------------        -------------------
                         Carrying     Fair         Carrying    Fair
                          Amount      Value         Amount     Value
                         --------     -----        --------    -----
                                        (in thousands)

Direct access            $ 58,844   $ 58,844      $ 61,072   $ 61,072
Traditional annuities      36,667     37,962        35,157     38,324
Supplementary contracts     8,379      8,423         9,855      9,907
GPA not involving life        305        327           539        584
Dividend accumulations      5,665      5,665         5,830      5,830
Premium deposit funds         604        604           662        662
                         --------   --------      --------   --------
Total                    $110,464   $111,825      $113,115   $116,379
                         ========   ========      ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes are as follows:

                   December 31, 2005          December 31, 2004
                 --------------------       --------------------
                 Carrying     Fair          Carrying     Fair
                  Amount      Value          Amount      Value
                 --------     -----         --------     -----
                               (in thousands)
Surplus notes    $49,819     $53,981        $49,810     $56,034
                 =======     =======        =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                      December 31,
                             ------------------------------
                               2005       2004       2003
                             --------   --------   --------
                                     (in thousands)
Balance as of January 1      $186,248   $176,655   $161,037
Incurred related to:
 Current year                  93,715     83,105     91,862
 Prior years                    7,781     11,451      6,927
                             --------   --------   --------
Total incurred                101,496     94,556     98,789
                             --------   --------   --------
Paid related to :
 Current year                  55,083     45,940     52,342
 Prior years                   41,609     39,023     30,829
                             --------   --------   --------
Total paid                     96,692     84,963     83,171
                             --------   --------   --------
Balance as of December 31    $191,052   $186,248   $176,655
                             ========   ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $7,781,000, $11,451,000 and $6,927,000 in 2005, 2004
and 2003, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $4,887,000, $2,615,000 and $4,037,000 at 2005, 2004 and 2003, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2005, 2004 and 2003, and was recorded in "Interest expense" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $537,000 and $562,000 as of December 31, 2005 and 2004, respectively. Issuance cost of $26,000 was amortized in 2005, 2004 and 2003, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000 which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2005, 2004 and 2003 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $181,000 and $190,000 was deducted from the balance of the Notes as of December 31, 2005 and 2004, respectively.

NOTE 11 - OTHER COMPREHENSIVE INCOME (LOSS)

Statement of Financial Accounting Standards No. 130, REPORTING COMPREHENSIVE INCOME (FAS 130) establishes the requirement for the reporting and display of comprehensive income (loss) and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income (loss) includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income (loss) and the accumulated other comprehensive income (loss) balances required by FAS 130.

<caption
                                              Year Ended December 31, 2005
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
  arising during 2005                     $(35,997)     $ (8,331)       $(27,666)

Less:  reclassification adjustments
 for gains realized in net income          (16,628)       (5,820)        (10,808)
                                          --------      --------        --------

Net change in unrealized gains (losses)      (52,625)    (14,151)        (38,474)

Minimum pension liability adjustment        (9,085)       (3,180)         (5,905)
                                          --------      --------         -------

Other comprehensive loss                  $(61,710)     $(17,331)       $(44,379)
                                          ========      ========        ========


                                              Year Ended December 31, 2004
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
 arising during 2004                       $22,694       $ 7,943         $14,751

Less:  reclassification adjustments
 for gains realized in net income          (21,480)       (7,518)        (13,962)
                                           -------       -------         -------

Net change in unrealized gains (losses)      1,214           425             789

Minimum pension liability adjustment        (4,048)       (1,417)         (2,631)
                                           -------       -------         -------

Other comprehensive loss                   $(2,834)        $(992)        $(1,842)
                                           =======       =======         =======

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                              Year Ended December 31, 2003
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
 arising during 2003                       $20,561       $ 7,196         $13,365

Less:  reclassification adjustments
 for gains realized in net income          (25,316)       (8,861)        (16,455)
                                           -------       -------         -------
Net change in unrealized gains (losses)     (4,755)       (1,665)         (3,090)

Minimum pension liability adjustment        (4,725)       (1,654)         (3,071)
                                           -------       -------         -------

Other comprehensive loss                   $(9,480)      $(3,319)        $(6,161)
                                           =======       =======         =======


NOTE 12 - SUBSEQUENT EVENT
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level. Members and policyholders of both companies approved the transaction in 2005 and the Department of Insurance in Ohio approved the transaction on December 13, 2005, effective January 1, 2006.

As a result of the transaction, on January 1, 2006, the Union Central Life Insurance Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged into the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI mutual holding company. The capital stock of the Union Central was contributed to UNIFI's wholly-owned holding company subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and a direct subsidiary of AHC.

In connection with the mutual insurance holding company formation effective January 1, 2006, Union Central established a Closed Block for certain policyholder policies to protect the dividend rights of these policyholders on July 1, 2005. The purpose of the closed block is to provide reasonable assurance to policyowners within the Closed Block that assets will be available to provide for the continuation, in aggregate, of dividends throughout the life of the policies based on the 2005 dividend scale if the experience underlying such dividend scale continues, and for appropriate adjustment in such dividend scale if the experience changes. The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments and some term policies, as well as policies which are eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the closed block are also included. The policies in the Closed Block will continue to be eligible for dividends as declared by the Company's Board of Directors.

The types of assets and cash flows within the Closed Block were agreed upon by the Company and the Insurance Department of the State of Ohio. Assets will be assigned to the Closed Block in an amount that produces cash flows which, together with anticipated revenues from the Closed Block policies, are expected to be sufficient to support the Closed Block policy activity including payment of claims, expenses and taxes and to provide for continuation of the payment of dividends throughout the life of the policies. If the assets assigned to the Closed Block, the investment cash flows from those assets and the revenues from the Closed Block policies prove to be insufficient to pay the benefits guaranteed under the Closed Block policies, the Company will be required to make such payments from its general funds. If, over time, the aggregate performance of the Closed Block assets and policies is better than assumed in the funding of the Closed Block, dividends to policyholders will be increased. If, over time, the aggregate performance of the Closed Block assets is less favorable than assumed in the funding, dividends to policyholders will be reduced.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The assets and liabilities within the Closed Block will be recorded in the Company's financial statements on the same basis as similar assets and liabilities. Assets allocated to the Closed Block will inure solely to the benefit of the policyholders within the Closed Block and will not revert to the benefit of stockholders of Union Central.

The amount of initial Closed Block assets will be determined in two steps whereby a provisional amount of assets was estimated as of the Closed Block funding date of July 1, 2005, and a final calculation of initial Closed Block assets will be made in early 2006. If there is a shortfall of the provisional funding below the actual initial assets needed, additional assets will be transferred from the Company's General Account to the Closed Block to complete the funding in 2006. If there is an excess of the provisional funding over the actual initial assets needed, assets will be transferred from the Closed Block to the Company's General Account, with interest, to complete the funding in 2006. The Closed Block was initially funded with policy loans on policies within the Closed Block, due and deferred premiums on the policies in the Closed Block, and certain designated assets in Union Central's general account including such items as bonds, mortgage loans, and investment income due and accrued on bonds and mortgage loans.

A policyholder dividend obligation (PDO) is required for earnings in the Closed Block after January 1, 2006 that are not available to shareholders. If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. The PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless future performance is less favorable than expected at the inception of the Closed Block. If actual cumulative performance of the Closed block is less favorable than expected, only actual earnings will be recognized in income and no PDO would be established.

As of July 1, 2005, assets of $362,940,000 and liabilities of $422,431,000 were provisionally funded into the Closed Block. The final adjustment of initial Closed Block assets and liabilities will occur in early 2006, and the operation of the Closed Block will commence on January 1, 2006.

                             PART C

                       OTHER INFORMATION

                   CARILLON LIFE ACCOUNT
                 PART C: OTHER INFORMATION

Item 26.  Exhibits

a) Resolutions Establishing Carillon Life Account *

b) Custodian Agreements--None

c) Underwriting Agreement*

   1) Form of Selling Agreement*

d) Specimen of Policy*

   1) Riders and Endorsements
      A) Term Insurance Rider for Other Insured Persons*
      B) Schedule Increase Option Rider for the Insured*
      C) Enhanced Death Benefit Rider*
      D) Guaranteed Insurability Option Rider*
      E) Accidental Death Benefit Rider*
      F) Children's Insurance Rider*
      G) Total Disability Benefit Rider*
      H) No Lapse Rider *
      I) Insurance Exchange Rider*
      J) Accelerated Benefit Rider*
      K) Monthly Deduction Endorsement*
      L) Accounting Benefit Rider*
      M) Supplemental Coverage Rider*

e) Form of Application for Policy*

f) Amended Articles of Incorporation and Code of Regulations of The Union Central Life Insurance Company *

g) Forms of Reinsurance Contracts-none

h) Forms of Participation Agreements

   1) Participation Agreement - Scudder Variable Series I (formerly Scudder Variable Life Insurance Fund, Inc.)*
   2) Participation Agreement - American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.)*
   3) Participation Agreement - MFS Variable Insurance Trust*
   4) Participation Agreement - AIM Variable Insurance Funds*
   5) Participation Agreement - Franklin Templeton Variable Insurance Products Trust*
   6) Participation Agreement - Seligman Portfolios, Inc.*
   7) Participation Agreement - Universal Institutional Funds,
      Inc.*
   8) Participation Agreement - Alger American Fund*
   9) Participation Agreement - Oppenheimer Variable Account
      Funds **

i) Administrative Contracts - none

j) Other Material Contracts - none

k) Opinion and Consent of Counsel- filed herewith

l) Actuarial Opinion as to Illustrations - filed herewith

m) Sample Calculations for Illustrations - filed herewith

n) Other Opinions--none

o) Financial Statements (included in the SAI)

p) Initial Capital Agreements--None

q) Memorandum describing Certain Procedures, filed pursuant to Rule 6e-3(T)(b)(12)(iii)*

r) Consent of Attorney - filed herewith in combination with
   item 26 (k) above.

s) Powers of Attorney
                    1. Michael A. Fisher **
                    2. Michael S. Cambron **
                    3. Francis V. Mastrianna, Ph.D.*
                    4. Thomas E. Petry*
                    5. Myrtis H. Powell, Ph.D.*
                    6. Dudley S. Taft*
                    7. John M. Tew, Jr., M.D.*

t) Notice of Withdrawal Right for Policies*

u) Consent of Ernst & Young LLP - filed herewith

----------------------------------------------------------
* Incorporated by reference to the Registrant's initial registration statement on Form N-6 (File No. 333-116386) filed April 30, 2004.

** Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-6 (File No.
   333-116386), filed April 26, 2005.

Item 27.  Directors and Officers of The Union Central Life
Insurance Company

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and                       Principal Positions and
Business Address               Offices with Depositor
James A. Anderson              Director
3333 Burnet Avenue
Cincinnati, Ohio 45229

Michael S. Cambron             Director
36 E. Fourth Street
Cincinnati, Ohio  45202

Senator Richard H. Finan       Director
11137 Main Street
Cincinnati, Ohio  45241

Michael A. Fisher              Director
441 Vine Street
300 Carew Tower
Cincinnati, Ohio  45202

John H. Jacobs*                Chairman of the Board, and
                               Chief Executive Officer

Francis V. Mastrianna, Ph.D.   Director
5603 Flagstone Way
Milford, Ohio 45150

Thomas E. Petry                Director
312 Walnut Street. Suite 1600
Cincinnati, Ohio  45202

Larry R. Pike*                 Director

Myrtis H. Powell, Ph.D.        Director
8315 Crestdale Court
Cincinnati, Ohio  45236

Dudley S. Taft                 Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.         Director
234 Goodman Street
Cncinnati, Ohio  45219-0724

Gary T. Huffman*               President and
                               Chief Operating Officer

Lisa A. Mullen*                Senior Vice President

Steven R. Sutermeister*        Senior Vice President and
                               Chief Investment Officer

David F. Westerbeck*           Executive Vice President,
                               General Counsel and Secretary

Dale D. Johnson*               Senior Vice President

Steven J. Valerius*            Senior Vice President

Christopher T. Lutz*           Vice President, Controller
                               and Treasurer

--------------
*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 28.  Persons Controlled by or Under Common Control with The
Union Central Life Insurance Company or Carillon Life Account include:


Name of Corporation (state where organized)                 Principal Business
-------------------------------------------                 ------------------
UNIFI MUTUAL HOLDING COMPANY (NE)...........................mutual insurance holding company
  AMERITAS HOLDING COMPANY (NE).............................stock insurance holding company
    ACACIA LIFE INSURANCE COMPANY (DC)......................life insurance company
      Acacia Financial Corporation (MD).....................holding company
        Acacia Federal Savings Bank (DE)....................federally chartered bank
          Acacia Service Corp. (VA).........................deposit solicitation
        Calvert Group, Ltd. (DE)............................holding company
          Calvert Asset Management Company (DE).............asset management services
          Calvert Shareholder Services, Inc. (DE)...........administrative services
          Calvert Administrative Services Company (DE)......administrative services
          Calvert Distributors, Inc. (DE)...................broker-dealer

    AMERITAS LIFE INSURANCE CORP. (NE)......................life/health insurance company
      AMAL Corporation (NE).................................a joint venture holding company between
                                                            Ameritas Life Insurance Corp. (86.00%),
                                                            Acacia Life Insurance Company (11.03%),
                                                            and Acacia Financial Corporation (2.97%)
        Ameritas Variable Life Insurance Company (NE).......life insurance company
        Ameritas Investment Corp. (NE)......................securities broker dealer and investment adviser owned by AMAL Corporation (66.41%)
                                                            and AmerUs Life Insurance Company (33.59%)
      Ameritas Investment Advisors, Inc. (NE)...............investment adviser
      First Ameritas Life Insurance Corp. of New York (NY)..life insurance company
      Pathmark Administrators, Inc. (NE)....................third-party administrator of dental and eye care insurance plans

    THE UNION CENTRAL LIFE INSURANCE COMPANY (OH)...........life insurance company
      Union Central Mortgage Funding, Inc. (OH).............mortgage loan and servicing
      Summit Investment Partners, LLC (OH)..................investment adviser
      Carillon Marketing Agency, Inc. (DE)..................insurance agency
      Carillon Investments, Inc. (OH).......................securities broker dealer and investment adviser
      PBRA, Inc. (CA).......................................holding company
        Price, Raffel & Browne Administrators, Inc. (DE)....pension administration services
      Summit Investment Partners, Inc. (OH).................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.  Indemnification

     Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

     Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent not prohibited by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

          (a) Other Activity - none.

          (b) Management -
              Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.

Name and Principal        Positions and
Business Address*         Offices with Underwriter
------------------        ------------------------
Gary T. Huffman           Director
Dale D. Johnson           Director
Steven R. Sutermeister    Director
Salene M. Hitchcock-Gear  President
Kevin W. O'Toole          Vice President
Connie Grosser            Vice President, Operations, and Treasurer
John F. Labmeier          Vice President and Secretary
Andrew J. Van Erp         Vice President
John M. Lucas             Assistant Secretary
Jennifer A. Elliott       Assistant Vice President, Operations
John R. Feldman           Assistant Vice President
Amy D. Starkey            Assistant Vice President and
                          Chief Compliance Officer
Melissa A. MacKendrick    Assistant Treasurer

---------------
* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

          (c) Compensation from the Registrant.

                               Compensation
                               on Events
              Net              Occasioning
Name of       Underwriting     the Deduction
Principal     Discounts and    of a Deferred    Brokerage      Other
Underwriter   Commissions      Sales Load       Commissions    Compensation
-----------   -------------    -------------    -----------    ------------
Carillon
Investments,  $4,438,116*       N/A              N/A            N/A
Inc.


* Combined number with registration number 33-94858, which has been replaced by this product.

Item 31.  Location of Accounts and Records

Physical possession of the accounts, books and other documents required to be maintained by Section 30(a) and the rules under that section is maintained either by Connie S. Grosser, Vice President of Carillon Investments, Inc. or Kristal Hambrick, Vice President of The Union Central Life Insurance Company, both located at 1876 Waycross Road, Cincinnati, Ohio, 45240.

Item 32.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.  Fee Representation

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Life Account, and the Depositor, The Union Central Life Insurance Company, certify that this Post-Effective Amendment meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 28th day of April, 2006.


                                        CARILLON ACCOUNT
                                          (Registrant)


                            THE UNION CENTRAL LIFE INSURANCE
COMPANY
(SEAL)                                   (Depositor)


Attest: /s/ John F. Labmeier          By: /s/ John H. Jacobs
                                           John H. Jacobs
                                      Chief Executive Officer
                                     and Chairman of the Board
                      The Union Central Life Insurance Company


     As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.


Signature               Title                          Date
---------               -----                          ----
/s/John H. Jacobs       Chief Executive Officer        02/28/2006
 John H. Jacobs         and Chairman of the Board
                        (Principal Executive Officer)

/s/Christopher T. Lutz  Vice President, Controller     02/28/2006
 Christopher T. Lutz    and Treasurer
                        (Principal Financial and
                        Accounting Officer)


Signature                           Title       Date
---------                           -----       ----
*/s/ Michael S. Cambron             Director    02/28/2006
     Michael S. Cambron

*/s/ Michael A. Fisher              Director    02/28/2006
     Michael A. Fisher

*/s/ Francis V. Mastrianna, Ph.D.   Director    02/28/2006
     Francis V. Mastrianna, Ph.D.

*/s/ Thomas E. Petry                Director    02/28/2006
     Thomas E. Petry

*/s/ Myrtis H. Powell, Ph.D.        Director    02/28/2006
     Myrtis H. Powell, Ph.D.

*/s/ Dudley S. Taft                 Director    02/28/2006
     Dudley S. Taft

*/s/ John M. Tew, Jr., M.D.         Director    02/28/2006
     John M. Tew, Jr., M.D.



*/ By David F. Westerbeck, pursuant to Power of Attorney.